As filed with the Securities and Exchange Commission on


                         April 29, 2004


                                               Registration No. 33-17486
                                                                811-5346

------------------------------------------------------------------------
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

                        ---------------

                           FORM N-1A

                                                                    ----
       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / X /
                                                                    ----

                                                                    ----
                  Pre-Effective Amendment No.                      /   /
                                                                    ----
                                                                    ----


                Post-Effective Amendment No. 33                    / X /


                            and                                     ----
                                                                    ----
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY        / X /
                          ACT OF 1940                               ----
                                                                    ----


                       Amendment No. 34                            / X /


               (Check appropriate box or boxes)                     ----
                       ---------------
                    PUTNAM VARIABLE TRUST
       (Exact name of registrant as specified in charter)

       One Post Office Square, Boston, Massachusetts 02109
          (Address of principal executive offices)

        Registrant's Telephone Number, including Area Code
                      (617) 292-1000
                     -----------------
      It is proposed that this filing will become effective
                  (check appropriate box)
----
/   / immediately upon filing pursuant to paragraph (b)
----
----


/ X / on April 30, 2004 pursuant to paragraph (b)


----
----
/   / 60 days after filing pursuant to paragraph (a)(1)
----
----
/   / on (date) pursuant to paragraph (a)(1)
----
----
/   / 75 days after filing pursuant to paragraph (a)(2)
----
----
/   / on (date) pursuant to paragraph (a)(2) of Rule 485.
----
If appropriate, check the following box:
----
/   / this post-effective amendment designates a new
----  effective date for a previously filed post-effective amendment.


                     ------------------

                BETH S. MAZOR, Vice President
                    PUTNAM VARIABLE TRUST
                    One Post Office Square
                  Boston, Massachusetts 02109
           (Name and address of agent for service)

                     ------------------

                         Copy to:
                JOHN W. GERSTMAYR, Esquire

                    ROPES & GRAY LLP

                 One International Place
                Boston, Massachusetts 02110
                     ------------------


Prospectus

April 30, 2004

Putnam Variable Trust
Class IA and IB Shares

Growth Funds                               Value Funds

Putnam VT Discovery Growth Fund            Putnam VT Equity Income Fund

Putnam VT Growth Opportunities Fund        Putnam VT The George Putnam Fund of
Putnam VT Health Sciences Fund             Boston
Putnam VT International                    Putnam VT Growth and Income Fund
New Opportunities Fund                     Putnam VT International
Putnam VT New Opportunities Fund           Growth and Income Fund
Putnam VT OTC & Emerging Growth Fund       Putnam VT Mid Cap Value Fund
Putnam VT Vista Fund                       Putnam VT New Value Fund
Putnam VT Voyager Fund                     Putnam VT Small Cap Value Fund


                                           Income Funds

Blend Funds                                Putnam VT American Government
                                           Income Fund
Putnam VT Capital Appreciation Fund        Putnam VT Diversified Income Fund
Putnam VT Capital Opportunities Fund       Putnam VT High Yield Fund

Putnam VT Global Equity Fund               Putnam VT Income Fund
Putnam VT International Equity Fund

Putnam VT Investors Fund                   Money Market Fund
Putnam VT Research Fund
Putnam VT Utilities Growth and             Putnam VT Money Market Fund
Income Fund
                                           Asset Allocation Fund

                                           Putnam VT Global Asset Allocation
                                           Fund

This prospectus explains what you should know about the funds in Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the funds. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.


    CONTENTS

 2 Fund summaries (including Goal, Main investment strategies, Main risks and Performance Information)

26  What are the funds' main investment strategies and related risks?

32  Who manages the funds?

36  How to buy and sell fund shares

37  Distribution Plan

37  How do the funds price their shares?

38  Fund distributions and taxes

38  Financial highlights

[SCALE LOGO OMITTED]

Fund summaries

GOAL, MAIN INVESTMENT STRATEGIES AND MAIN RISKS

The following summaries identify each fund's goal, main investment strategies and the main risks that could adversely affect the value of a fund's shares and the total return on your investment. More detailed descriptions of the funds' investment policies, including the risks associated with investing in the funds, can be found further back in this prospectus. Please be sure to read this additional information before you invest.

You can lose money by investing in any of the funds. A fund may not achieve its goal, and none of the funds is intended as a complete investment program. An investment in any fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Putnam VT Money Market Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in that fund.

PERFORMANCE INFORMATION

Each summary also contains performance information that provides some indication of each fund's risks. The chart contained in each summary shows year-to-year changes in the performance of one of the fund's classes of shares, class IA shares. A table following each chart compares the fund's performance to that of broad measures of market performance. Performance of class IB shares for the period prior to April 6, 1998 for Putnam VT Diversified Income Fund, Putnam VT Growth and Income Fund and Putnam VT International Growth and Income Fund, and prior to April 30, 1998 for Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT High Yield Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund is based upon the performance of class IA shares of the fund, adjusted to reflect the fees paid by class IB shares, including a 12b-1 fee of 0.25%. Of course, a fund's past performance is not necessarily an indication of future performance. None of the performance information reflects the impact of insurance-related charges or expenses. If it did, performance would be less than that shown. Please refer to the prospectus of the separate account issued by the participating insurance company or your insurance contract for information about insurance-related charges and expenses and performance data reflecting those charges and expenses.

FEES AND EXPENSES

Each summary also contains a table summarizing the fees and expenses you may pay if you invest in the fund. The tables do not reflect any insurance-related charges or expenses. Expenses are based on the fund's last fiscal year. The Peer Group Expense Ratio following the expense table is the average of the expenses of underlying funds for variable annuity products viewed by Lipper Inc. as having the same investment classification or objective of the fund, as of March 31, 2004. The peer group may include funds that are significantly larger or smaller than the fund, which may limit the comparability of the fund's expenses to the Lipper average. The example following each table translates the expenses shown in the table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes you invest $10,000 in the fund for the time periods shown and redeem all of your shares at the end of each time period. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND

GOAL

The fund seeks high current income with preservation of capital as its secondary objective.

MAIN INVESTMENT STRATEGIES -- U.S. GOVERNMENT BONDS

We invest mainly in bonds that:

* are obligations of the U.S. government, its agencies  and instrumentalities

* are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage-backed bonds, and

* have intermediate to long-term maturities (three years  or longer).

Under normal circumstances, we invest at least 80% of the fund's net assets in U.S. government securities. We may invest up to 20% of net assets in mortgage-backed securities of private issuers rated AAA or its equivalent, at the time of purchase, by a nationally recognized securities rating agency, or if unrated, that we determine to be of comparable quality.

MAIN RISKS

* The risk that the issuers of the fund's investments will not make timely payments of interest and principal. This credit risk is higher for debt that is not backed by the full faith and credit of the U.S. government.

* The risk that movements in financial markets will adversely affect the value of the fund's investments. This risk includes interest rate risk, which means that the prices of the fund's investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

2001         6.82%
2002         8.98%
2003         1.89%

Year-to-date performance through 3/31/2004 was 2.59%. During the periods shown in the bar chart, the highest return for a quarter was 5.05% (quarter ending 9/30/01) and the lowest return for a quarter was -0.90% (quarter ending 9/30/03).

----------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/03)
----------------------------------------------------------------------------
                                                        Since
                                              Past    inception
                                             1 year    (2/1/00)
----------------------------------------------------------------------------
Class IA                                      1.89%      7.55%
Class IB                                      1.56%      7.33%
Lehman Intermediate Treasury Bond Index
(no deduction for fees or expenses)           2.10%      7.64%
----------------------------------------------------------------------------

The fund's performance benefited from Putnam Management's agreement to limit the fund's expenses through the period ended December 31, 2001. The fund's performance is compared to the Lehman Intermediate Treasury Bond Index, an unmanaged index of treasury bonds with maturities between 1 and up to 10 years.

FEES AND EXPENSES

----------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
----------------------------------------------------------------------------
                                                        Total
                                                        Annual
                          Distribution                  Fund
             Management     (12b-1)        Other      Operating
                Fees         Fees        Expenses      Expenses
----------------------------------------------------------------------------
Class IA       0.65%          N/A          0.09%         0.74%
Class IB       0.65%         0.25%         0.09%         0.99%
----------------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 0.74% and 0.99%, respectively.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

----------------------------------------------------------------------------
                1 year        3 years       5 years     10 years
----------------------------------------------------------------------------
Class IA             $76          $237          $413          $923
Class IB            $101          $315          $547        $1,213
----------------------------------------------------------------------------

PUTNAM VT CAPITAL APPRECIATION FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- STOCKS

We invest mainly in common stocks of U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We may invest in companies of any size.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

2001        -13.69%
2002        -22.13%
2003         25.04%

Year-to-date performance through 3/31/2004 was 1.84%. During the periods shown in the bar chart, the highest return for a quarter was 15.11% (quarter ending 6/30/03) and the lowest return for a quarter was -18.30% (quarter ending 9/30/01).


-------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/03)
-------------------------------------------------------------------------
                                                        Since
                                              Past   inception
                                            1 year    (9/29/00)
-------------------------------------------------------------------------
Class IA                                     25.04%     -8.02%
Class IB                                     24.79%     -8.23%
Russell 3000 Index (no deduction
for fees or expenses)                        31.06%     -5.94%
-------------------------------------------------------------------------

The fund's performance is compared to the Russell 3000 Index, an unmanaged index of the 3,000 largest U.S. companies in the Russell universe.

FEES AND EXPENSES

-------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
-------------------------------------------------------------------------
                                                         Total
                                                        Annual
                           Distribution                  Fund
             Management      (12b-1)       Other       Operating
             Fees          Fees       Expenses      Expenses
-------------------------------------------------------------------------
Class IA       0.65%          N/A          0.41%         1.06%
Class IB       0.65%         0.25%         0.41%         1.31%
-------------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 0.82% and 1.07%, respectively.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

-------------------------------------------------------------------------
                   1 year       3 years       5 years     10 years
-------------------------------------------------------------------------
Class IA               $108         $336          $583        $1,291
Class IB               $133         $414          $717        $1,576
-------------------------------------------------------------------------

PUTNAM VT CAPITAL OPPORTUNITIES FUND

GOAL

The fund seeks long-term growth of capital.

MAIN INVESTMENT STRATEGIES -- STOCKS

We invest mainly in common stocks of U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We invest mainly in small and midsized companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform.

PERFORMANCE INFORMATION

Performance information will be available after the fund completes a full calendar year of operation.

FEES AND EXPENSES

-------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
-------------------------------------------------------------------------
                                                               Total
                                                               Annual
                     Distribution                              Fund
          Management   (12b-1)     Other       Expense       Operating
             Fees       Fees      Expenses   Reimbursement    Expenses
-------------------------------------------------------------------------
Class IA    0.65%       N/A        1.31%        (0.91%)        1.05%
Class IB    0.65%      0.25%       1.31%        (0.91%)        1.30%
-------------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 0.96% and 1.21%, respectively.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

-------------------------------------------------------------------------
                 1 year     3 years     5 years      10 years
-------------------------------------------------------------------------
Class IA             $107       $527         $973        $2,212
Class IB             $132       $604       $1,102        $2,473
-------------------------------------------------------------------------

PUTNAM VT DISCOVERY GROWTH FUND

GOAL

The fund seeks long-term growth of capital.

MAIN INVESTMENT STRATEGIES -- GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We may invest in companies of any size.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

2001        -30.64%
2002        -29.32%
2003         32.39%

Year-to-date performance through 3/31/2004 was 2.15%. During the periods shown in the bar chart, the highest return for a quarter was 22.36% (quarter ending 12/31/01) and the lowest return for a quarter was -31.71% (quarter ending 9/30/01).

-------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/03)
-------------------------------------------------------------------------------
                                                           Since
                                              Past       inception
                                             1 year      (9/29/00)
-------------------------------------------------------------------------------
Class IA                                     32.39%       -20.89%
Class IB                                     32.00%       -21.10%
Russell Midcap Growth Index
(no deduction for fees or expenses)          42.71%       -13.50%
Russell 2500 Growth Index
(no deduction for fees or expenses)          46.31%        -8.95%
-------------------------------------------------------------------------------

The fund's performance is compared to the Russell Midcap Growth Index, an unmanaged index of all medium and medium/small companies in the Russell 1000 Index chosen for their growth orientation. The fund's performance is also compared to the Russell 2500 Growth Index, an unmanaged index of the smallest 2,500 companies in the Russell 3000 Index chosen for their growth orientation.

FEES AND EXPENSES

-------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
-------------------------------------------------------------------------------
                                                          Total
                                                         Annual
                           Distribution                   Fund
              Management     (12b-1)        Other       Operating
             Fees          Fees         Expenses      Expenses
-------------------------------------------------------------------------------
Class IA        0.70%          N/A          0.38%         1.08%
Class IB        0.70%         0.25%         0.38%         1.33%
-------------------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 1.00% and 1.25%, respectively.


EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

-------------------------------------------------------------------------------
                    1 year       3 years       5 years      10 years
-------------------------------------------------------------------------------
Class IA                $110         $343          $595         $1,317
Class IB                $135         $421          $729         $1,601
-------------------------------------------------------------------------------

PUTNAM VT DIVERSIFIED INCOME FUND

GOAL

The fund seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital.

MAIN INVESTMENT STRATEGIES -- MULTI-SECTOR BONDS

We invest mainly in bonds that:

* are obligations of companies and governments worldwide,

* are either investment-grade or below investment-grade (junk bonds) and

* have intermediate to long-term maturities (three years  or longer).

Under normal market conditions, we invest 15% - 65% of the fund's net assets in each of these three sectors:

* U.S. and investment-grade sector: U.S. government securities and investment-grade bonds of U.S. corporations.

* High yield sector: lower-rated bonds of U.S. corporations.

* International sector: bonds of foreign governments and corporations, including both investment-grade and lower-rated securities.

We will not invest less than 15% of the fund's net assets in U.S.
government securities.

MAIN RISKS

* The risk that the issuers of the fund's investments will not make timely payments of interest and principal. Because the fund invests significantly in junk bonds, it is subject to heightened credit risk. Investors should carefully consider the risks associated with an investment in the fund.

* The risk that movements in financial markets will adversely affect the value of the fund's investments. This risk includes interest rate risk, which means that the prices of the fund's investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that, compared to other debt, mortgage-backed investments in which the fund may invest may increase in value less when interest rates decline, and decline in value more when interest rates rise.

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

1994        -4.23%
1995        19.13%
1996         8.81%
1997         7.38%
1998        -1.37%
1999         1.66%
2000         0.19%
2001         3.82%
2002         6.20%
2003        20.27%

Year-to-date performance through 3/31/2004 was 3.08%. During the periods shown in the bar chart, the highest return for a quarter was 7.66% (quarter ending 6/30/03) and the lowest return for a quarter was -4.94% (quarter ending 9/30/98).

------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/03)
------------------------------------------------------------------------
                                       Past       Past       Past
                                      1 year     5 years   10 years
------------------------------------------------------------------------
Class IA                              20.27%      6.20%      5.91%
Class IB                              19.91%      5.98%      5.71%
Lehman Aggregate Bond Index
(no deduction for fees or expenses)    4.10%      6.62%      6.95%
------------------------------------------------------------------------

The fund's performance is compared to the Lehman Aggregate Bond Index, an unmanaged index used as a general measure of U.S fixed-income securities.

FEES AND EXPENSES

------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------
                                                                Total
                                                               Annual
                                 Distribution                   Fund
                   Management      (12b-1)        Other       Operating
                      Fees          Fees         Expenses     Expenses
------------------------------------------------------------------------
Class IA              0.69%          N/A          0.13%         0.82%
Class IB              0.69%         0.25%         0.13%         1.07%
------------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 0.86% and 1.11%, respectively.


EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------
                      1 year       3 years       5 years      10 years
------------------------------------------------------------------------
Class IA                $84          $262          $455        $1,014
Class IB               $109          $340          $590        $1,306
------------------------------------------------------------------------

PUTNAM VT EQUITY INCOME FUND

GOAL

The fund seeks current income. Capital growth is a secondary objective when consistent with seeking current income.

MAIN INVESTMENT STRATEGIES -- VALUE STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current income and may also offer the potential for capital growth. Under normal circumstances, we invest at least 80% of the fund's net assets in common stocks and other equity investments that offer potential for current income. Value stocks are those that we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of the stock may rise. We invest mainly in large companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PERFORMANCE INFORMATION

Performance information will be available after the fund completes a full calendar year of operation.

FEES AND EXPENSES

------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
-------------------------------------------------------------------------
                                                               Total
                                                               Annual
                     Distribution                              Fund
          Management   (12b-1)     Other       Expense       Operating
             Fees       Fees      Expenses   Reimbursement    Expenses
-------------------------------------------------------------------------
Class IA     0.65%       N/A       0.67%        (0.27%)        1.05%
Class IB     0.65%      0.25%      0.67%        (0.27%)        1.30%
------------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 0.90% and 1.15%, respectively.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------
                     1 year        3 years       5 years     10 years
------------------------------------------------------------------------
Class IA                 $107          $392          $698        $1,567
Class IB                 $132          $469          $830        $1,845
------------------------------------------------------------------------

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

GOAL

The fund seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income.

MAIN INVESTMENT STRATEGIES -- VALUE STOCKS AND BONDS

We invest mainly in a combination of bonds and U.S. value stocks, with a greater focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of the stock may rise. We buy bonds of governments and private companies that are mostly investment-grade in quality with intermediate to long-term maturities (three years or longer). We invest mainly in large companies.

Under normal market conditions, we invest at least 25% of the fund's total assets in fixed-income securities, including debt securities, preferred stocks, and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

* The risk that the prices of the fixed-income investments we buy will fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that the issuers of the fund's fixed-income investments will not make timely payments of interest and principal. This credit risk is generally higher for debt that is below investment-grade in quality.

* The risk that our allocation of investments between stocks and bonds may adversely affect the fund's performance.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1999        -0.36%
2000         9.82%
2001         0.74%
2002        -8.57%
2003        17.35%

Year-to-date performance through 3/31/2004 was 2.50%. During the periods shown in the bar chart, the highest return for a quarter was 11.73% (quarter ending 6/30/03) and the lowest return for a quarter was -10.60% (quarter ending 9/30/02).

--------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/03)
--------------------------------------------------------------------------
                                                             Since
                                       Past       Past     inception
                                      1 year     5 years   (4/30/98)
--------------------------------------------------------------------------
Class IA                              17.35%      3.41%      3.67%
Class IB                              17.04%      3.21%      3.49%
S&P 500/Barra Value Index
(no deduction for fees or expenses)   31.79%      1.95%      2.00%
George Putnam Blended Index
(no deduction for fees or expenses)   20.47%      4.38%      4.57%
--------------------------------------------------------------------------

The fund's performance benefited from Putnam Management's agreement to limit the fund's expenses through the period ended July 31, 1999. The fund's performance is compared to the S&P 500/Barra Value Index, an unmanaged index of capitalization-weighted stocks chosen for their value orientation, and to the George Putnam Blended Index, an unmanaged index administered by Putnam Management, 60% of which is the S&P 500/Barra Value Index and 40% of which is the Lehman Aggregate Bond Index, an unmanaged index used as a general measure of U.S. fixed income securities.

FEES AND EXPENSES

--------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------
                                                               Total
                                                               Annual
                                Distribution                    Fund
                   Management     (12b-1)        Other       Operating
                   Fees          Fees        Expenses      Expenses
--------------------------------------------------------------------------
Class IA             0.63%          N/A          0.10%         0.73%
Class IB             0.63%         0.25%         0.10%         0.98%
--------------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 0.74% and 0.99%, respectively.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

--------------------------------------------------------------------------
                     1 year       3 years        5 years     10 years
--------------------------------------------------------------------------
Class IA                  $75          $233          $406          $906
Class IB                 $100          $312          $542        $1,201
--------------------------------------------------------------------------

PUTNAM VT GLOBAL ASSET ALLOCATION FUND

GOAL

The fund seeks a high level of long-term total return consistent with preservation of capital.

MAIN INVESTMENT STRATEGIES -- ASSET ALLOCATION

We invest in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers. We may invest in securities in the following four investment categories, which we believe represent large, well-differentiated classes of securities with distinctive investment characteristics:

* U.S. Equities: This sector will invest primarily in growth and value stocks of U.S. companies. Growth stocks are issued by companies whose earnings we believe are likely to grow faster than the economy as a whole. Growth in earnings may lead to an increase in the price of the stock. Value stocks are those we believe are currently undervalued compared to their true worth. If we are correct and other investors recognize the value of the company, the price of the stock may rise.

* International Equities: This sector will invest primarily in growth and value stocks principally traded in foreign securities markets.

* U.S. Fixed-income: This sector will invest primarily in fixed-income securities of U.S. companies or the U.S. government, its agencies or instrumentalities, mortgage-backed and asset-backed securities, convertible securities and preferred stock.

* International Fixed-income: This sector will invest primarily in fixed-income securities denominated in foreign currencies of non-U.S. companies, foreign governmental issuers or supranational agencies.

The allocation of fund assets assigned to each investment category will be reevaluated at least quarterly based on an assessment of the relative market opportunities and risks of each investment category taking into account various economic and market factors. The fund may from time to time invest in all or any one of the investment categories as we may consider appropriate in response to changing market conditions. We expect that under normal market conditions the fund will invest a majority of its assets in equity securities. We may invest in companies of any size.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform.

* The risk that the prices of the fixed-income investments we buy will fall if interest rates rise. Interest rate risk is generally highest for investments with longer maturities.

* The risk that our allocation of investments between stocks and bonds may adversely affect the fund's performance.

* The risk that the issuers of the fund's fixed-income investments will not make timely payments of interest and principal. This credit risk is generally higher for debt that is below investment-grade in quality.

* The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. These risks are increased for investments in emerging markets.


PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1994         -2.50%
1995         24.71%
1996         15.62%
1997         19.67%
1998         13.47%
1999         11.85%
2000         -4.87%
2001         -8.42%
2002        -12.30%
2003         22.04%

Year-to-date performance through 3/31/2004 was 2.80%. During the periods shown in the bar chart, the highest return for a quarter was 14.51% (quarter ending 12/31/98) and the lowest return for a quarter was -12.39% (quarter ending 9/30/02).

------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/03)
------------------------------------------------------------------------
                                   Past       Past       Past
                                  1 year     5 years   10 years
------------------------------------------------------------------------
Class IA                          22.04%      0.84%      7.13%
Class IB                          21.90%      0.74%      7.01%
MSCI World Index (no deduction
for fees or expenses)             33.11%     -0.77%      7.14%
------------------------------------------------------------------------

The fund's performance is compared to the Morgan Stanley Capital
International (MSCI) World Index, an unmanaged index of securities of developed and emerging markets.

FEES AND EXPENSES

------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------
                                                          Total
                                                          Annual
                           Distribution                   Fund
             Management     (12b-1)        Other        Operating
             Fees          Fees        Expenses      Expenses
------------------------------------------------------------------------
Class IA       0.70%          N/A          0.25%         0.95%
Class IB       0.70%         0.25%         0.25%         1.20%
------------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 0.99% and 1.24%, respectively.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------
                    1 year       3 years      5 years      10 years
------------------------------------------------------------------------
Class IA                 $97         $303          $525        $1,166
Class IB                $122         $381          $660        $1,455
------------------------------------------------------------------------


PUTNAM VT GLOBAL EQUITY FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- GLOBAL STOCKS

We invest mainly in common stocks of companies worldwide that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors we believe will cause the stock price to rise. Under normal circumstances, we invest at least 80% of the fund's net assets in equity investments. We invest mainly in midsized and large companies, although we can invest in companies of any size. Although we emphasize investments in developed countries, we may also invest in companies located in developing (also known as emerging) markets.

MAIN RISKS

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1994         -0.96%
1995         15.67%
1996         17.20%
1997         14.33%
1998         29.71%
1999         65.00%
2000        -29.64%
2001        -29.66%
2002        -22.16%
2003         29.54%

Year-to-date performance through 3/31/2004 was 3.45%. During the periods shown in the bar chart, the highest return for a quarter was 48.01% (quarter ending 12/31/99) and the lowest return for a quarter was -25.07% (quarter ending 3/31/01).

------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/03)
------------------------------------------------------------------------
                                   Past       Past       Past
                                  1 year     5 years   10 years
------------------------------------------------------------------------
Class IA                          29.54%     -3.81%      5.07%
Class IB                          29.23%     -4.03%      4.88%
MSCI World Index (no deduction
for fees or expenses)             33.11%     -0.77%      7.14%
------------------------------------------------------------------------

The fund's performance is compared to the Morgan Stanley Capital
International (MSCI) World Index, an unmanaged index of securities of developed and emerging markets.

FEES AND EXPENSES

------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------
                                                               Total
                                                              Annual
                                Distribution                   Fund
                   Management    (12b-1)        Other       Operating
                     Fees          Fees        Expenses      Expenses
------------------------------------------------------------------------
Class IA             0.77%          N/A          0.15%         0.92%
Class IB             0.77%         0.25%         0.15%         1.17%
------------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 1.03% and 1.28%, respectively.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------
                   1 year       3 years       5 years      10 years
------------------------------------------------------------------------
Class IA                $94         $293          $509         $1,131
Class IB               $119         $372          $644         $1,420
------------------------------------------------------------------------

PUTNAM VT GROWTH AND INCOME FUND

GOAL

The fund seeks capital growth and current income.

MAIN INVESTMENT STRATEGIES -- VALUE STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are those we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of the stock may rise. We invest mainly in large companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1994          0.35%
1995         36.71%
1996         21.92%
1997         24.15%
1998         15.42%
1999          1.59%
2000          8.11%
2001         -6.16%
2002        -18.79%
2003         27.69%

Year-to-date performance through 3/31/2004 was 2.49%. During the periods shown in the bar chart, the highest return for a quarter was 18.29% (quarter ending 6/30/03) and the lowest return for a quarter was -18.56% (quarter ending 9/30/02).

-----------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/03)
-----------------------------------------------------------------------
                                       Past       Past       Past
                                      1 year     5 years   10 years
-----------------------------------------------------------------------
Class IA                              27.69%      1.34%      9.86%
Class IB                              27.38%      1.13%      9.67%
S&P 500/Barra Value Index
(no deduction for fees or expenses)   31.79%      1.95%     10.55%
-----------------------------------------------------------------------

The fund's performance is compared to the S&P 500/Barra Value Index, an unmanaged index of capitalization-weighted stocks chosen for their value orientation.

FEES AND EXPENSES

-----------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
-----------------------------------------------------------------------
                                                          Total
                                                          Annual
                            Distribution                  Fund
               Management    (12b-1)        Other      Operating
              Fees          Fees        Expenses      Expenses
-----------------------------------------------------------------------
Class IA        0.48%          N/A          0.05%         0.53%
Class IB        0.48%         0.25%         0.05%         0.78%
-----------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 0.94% and 1.19%, respectively.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

-----------------------------------------------------------------------
                   1 year       3 years       5 years      10 years
-----------------------------------------------------------------------
Class IA               $54          $170          $296          $665
Class IB               $80          $249          $433          $966
-----------------------------------------------------------------------

PUTNAM VT GROWTH OPPORTUNITIES FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We invest in a relatively small number of companies that we believe will benefit from long-term trends in the economy, business conditions, consumer behavior or public perceptions of the economic environment. We invest mainly in large companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

* The risks of investing in fewer issuers than a fund that invests more broadly. The fund's ability to invest in fewer issuers increases the fund's vulnerability to factors affecting a single investment; therefore, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.


PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

2001        -31.92%
2002        -29.38%
2003         23.47%

Year-to-date performance through 3/31/2004 was -0.52%. During the periods shown in the bar chart, the highest return for a quarter was 13.22% (quarter ending 12/31/01) and the lowest return for a quarter was -27.56% (quarter ending 3/31/01).

-------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/03)
-------------------------------------------------------------------------
                                                        Since
                                              Past    inception
                                             1 year    (2/1/00)
-------------------------------------------------------------------------
Class IA                                     23.47%    -17.85%
Class IB                                     23.06%    -18.03%
Russell Top 200 Growth Index
(no deduction for fees or expenses)          26.63%    -12.98%
-------------------------------------------------------------------------

The fund's performance is compared to the Russell Top 200 Growth Index, an unmanaged index of the largest companies in the Russell 1000 Index chosen for their growth orientation.

FEES AND EXPENSES

-------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
-------------------------------------------------------------------------
                                                           Total
                                                           Annual
                            Distribution                   Fund
              Management      (12b-1)        Other       Operating
                 Fees          Fees         Expenses      Expenses
-------------------------------------------------------------------------
Class IA        0.70%          N/A          0.26%         0.96%
Class IB        0.70%         0.25%         0.26%         1.21%
-------------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 0.98% and 1.23%, respectively.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

-------------------------------------------------------------------------
                       1 year        3 years       5 years     10 years
-------------------------------------------------------------------------
Class IA                 $98          $306          $531        $1,178
Class IB                $123          $384          $665        $1,466
-------------------------------------------------------------------------

PUTNAM VT HEALTH SCIENCES FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- GROWTH STOCKS

We invest mainly in common stocks of companies in the health sciences industries, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. Under normal circumstances, we invest at least 80% of the fund's net assets in securities of (a) companies that derive at least 50% of their assets, revenues or profits from the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies we think have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries. We invest mainly in midsized and large companies.

Industry focus. We invest mainly in companies that provide health care services, applied research and development, pharmaceutical products, and medical equipment and supplies, and companies that we believe will grow as a result of their products, patents or other market advantages in the health sciences industries. Events that affect the health sciences industries will have a greater effect on the fund than they would on a fund that is more widely diversified among a number of unrelated industries. Examples of such events include technological advances that make existing products and services obsolete and changes in regulatory policies concerning approvals of new drugs, medical devices or procedures. In addition, changes in governmental payment systems and private payment systems, such as increased use of managed care arrangements, may be more likely to adversely affect the fund than if the fund were more widely diversified.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

* The risk of investing in a single group of industries. Investments in the health sciences industries, even though representing interests in different companies within these industries, may be affected by common economic forces and other factors. This increases the fund's vulnerability to factors affecting a single group of industries. This risk is significantly greater than for a fund that invests in a broader range of industries, and may result in greater losses and volatility.

* The risks of investing in fewer issuers than a fund that invests more broadly. The fund is "non-diversified," which means that it may invest more of its assets in the securities of fewer companies than a "diversified" fund. The fund's ability to invest in fewer issuers increases the fund's vulnerability to factors affecting a single investment; therefore, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1999         -3.93%
2000         39.14%
2001        -19.53%
2002        -20.21%
2003         18.80%

Year-to-date performance through 3/31/2004 was 0.12%. During the periods shown in the bar chart, the highest return for a quarter was 14.57% (quarter ending 3/31/00) and the lowest return for a quarter was -22.55% (quarter ending 3/31/01).

-----------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/03)
-----------------------------------------------------------------------
                                                         Since
                                   Past       Past     inception
                                  1 year     5 years   (4/30/98)
-----------------------------------------------------------------------
Class IA                          18.80%      0.39%      1.96%
Class IB                          18.39%      0.20%      1.77%
S&P 500 Index (no deduction
for fees or expenses)             28.68%     -0.57%      1.46%
-----------------------------------------------------------------------

The fund's performance benefited from Putnam Management's agreement to limit the fund's expenses through the period ended December 31, 1999. The fund's performance is compared to the S&P 500 Index, an unmanaged index of of common stocks frequently used as a general measure of U.S. stock performance.


FEES AND EXPENSES

-----------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
-----------------------------------------------------------------------
                                                               Total
                                                              Annual
                                Distribution                   Fund
                   Management     (12b-1)        Other       Operating
                      Fees          Fees        Expenses     Expenses
-----------------------------------------------------------------------

Class IA             0.70%          N/A          0.14%         0.84%
Class IB             0.70%         0.25%         0.14%         1.09%
-----------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 1.30% and 1.55%, respectively.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

-----------------------------------------------------------------------
                   1 year       3 years       5 years     10 years
-----------------------------------------------------------------------
Class IA                $86         $268          $466        $1,037
Class IB               $111         $347          $601        $1,329
-----------------------------------------------------------------------

PUTNAM VT HIGH YIELD FUND

GOAL

The fund seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.

MAIN INVESTMENT STRATEGIES -- LOWER-RATED BONDS

We invest mainly in bonds that:

* are obligations of U.S. companies

* are below investment-grade in quality (junk bonds) and

* have intermediate to long-term maturities (three years  or longer).

Under normal circumstances, we invest at least 80% of the fund's net assets in securities rated below investment-grade.

MAIN RISKS

* The risk that the issuers of the fund's investments will not make timely payments of interest and principal. Because the fund invests mainly in junk bonds, this risk is heightened for the fund. Investors should carefully consider the risks associated with an investment in the fund.

* The risk that movements in financial markets will adversely affect the value of the fund's investments. This risk includes interest rate risk, which means that the prices of the fund's investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.


PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1994        -0.94%
1995        18.32%
1996        12.81%
1997        14.34%
1998        -5.86%
1999         5.92%
2000        -8.45%
2001         4.00%
2002        -0.52%
2003        26.68%

Year-to-date performance through 3/31/2004 was 2.36%. During the periods shown in the bar chart, the highest return for a quarter was 9.47% (quarter ending 6/30/03) and the lowest return for a quarter was -9.95% (quarter ending 9/30/98).

-----------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/03)
-----------------------------------------------------------------------
                                       Past       Past       Past
                                      1 year     5 years   10 years
-----------------------------------------------------------------------
Class IA                              26.68%      4.91%      6.11%
Class IB                              26.54%      4.74%      5.95%
JP Morgan Chase Global High
Yield Index (no deduction for fees
or expenses)                          27.51%      5.99%      7.27%
-----------------------------------------------------------------------

The fund's performance is compared to the JP Morgan Chase Global High Yield Index, an unmanaged index that is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market, including domestic and international securities.

FEES AND EXPENSES

-----------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
-----------------------------------------------------------------------
                                                                Total
                                                               Annual
                                Distribution                    Fund
                   Management     (12b-1)        Other        Operating
                   Fees          Fees         Expenses     Expenses
-----------------------------------------------------------------------
Class IA              0.67%          N/A          0.11%         0.78%
Class IB              0.67%         0.25%         0.11%         1.03%
-----------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 0.87% and 1.12%, respectively.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

-----------------------------------------------------------------------
                       1 year        3 years       5 years   10 years
-----------------------------------------------------------------------
Class IA                 $80          $249          $433        $966
Class IB                $105          $328          $569      $1,259
-----------------------------------------------------------------------


PUTNAM VT INCOME FUND

GOAL

The fund seeks high current income consistent with what Putnam Management believes to be prudent risk.

MAIN INVESTMENT STRATEGIES -- BONDS

We invest mainly in bonds that:

* are obligations of companies and governments worldwide denominated in U.S. dollars

* are either investment-grade or below investment-grade (junk bonds) and

* have intermediate to long-term maturities (three years  or longer).

MAIN RISKS

* The risk that the issuers of the fund's investments will fail to make timely payments of interest and principal. Because the fund invests significantly in junk bonds, this risk is heightened for the fund. Investors should carefully consider the risks associated with an investment in the fund.

* The risk that movements in financial markets will adversely affect the value of the fund's investments. This risk includes interest rate risk, which means that the prices of the fund's investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

PERFORMANCE INFORMATION

Prior to April 9, 1999, the fund's policies required it to invest at least 25% of its assets in U.S. government securities and limited the amount of assets invested in securities rated below A. Consequently, the information for periods prior to that date in the table does not reflect the fund's performance under its current investment policies.

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1994        -3.29%
1995        20.44%
1996         2.42%
1997         8.64%
1998         8.25%
1999        -2.07%
2000         8.01%
2001         7.53%
2002         8.09%
2003         4.70%

Year-to-date performance through 3/31/2004 was 3.19%. During the periods shown in the bar chart, the highest return for a quarter was 6.78% (quarter ending 6/30/95) and the lowest return for a quarter was -3.17% (quarter ending 3/31/96).

----------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/03)
----------------------------------------------------------------------
                                       Past       Past       Past
                                      1 year     5 years   10 years
----------------------------------------------------------------------
Class IA                               4.70%      5.18%      6.09%
Class IB                               4.43%      4.98%      5.92%
Lehman Aggregate Bond Index
(no deduction for fees or expenses)    4.10%      6.62%      6.95%
----------------------------------------------------------------------

The fund's performance is compared to the Lehman Aggregate Bond Index, an unmanaged index used as a general measure of U.S. fixed income securities.

FEES AND EXPENSES

----------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
----------------------------------------------------------------------
                                                            Total
                                                           Annual
                             Distribution                   Fund
                Management    (12b-1)        Other        Operating
                  Fees          Fees        Expenses      Expenses
----------------------------------------------------------------------
Class IA          0.59%          N/A          0.09%         0.68%
Class IB          0.59%         0.25%         0.09%         0.93%
----------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 0.70% and 0.95%, respectively.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

----------------------------------------------------------------------
                       1 year      3 years        5 years     10 years
----------------------------------------------------------------------
Class IA                $69          $218          $379          $847
Class IB                $95          $296          $515        $1,143
----------------------------------------------------------------------

PUTNAM VT INTERNATIONAL EQUITY FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- INTERNATIONAL STOCKS

We invest mainly in common stocks of companies outside the United States that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors we believe will cause the stock price to rise. Under normal circumstances, we invest at least 80% of the fund's net assets in equity investments. We invest mainly in midsized and large companies, although we can invest in companies of any size. Although we emphasize investments in developed countries, we may also invest in companies located in developing (also known as emerging) markets.

To determine whether a company is located outside of the United States, we look at the following factors: where the company's securities trade, where the company is located or organized, or where the company derives its revenues or profits.

MAIN RISKS

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1998         18.69%
1999         60.21%
2000         -9.48%
2001        -20.41%
2002        -17.60%
2003         28.91%

Year-to-date performance through 3/31/2004 was 3.26%. During the periods shown in the bar chart, the highest return for a quarter was 35.46% (quarter ending 12/31/99) and the lowest return for a quarter was -20.81% (quarter ending 9/30/02).

---------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/03)
---------------------------------------------------------------------
                                                         Since
                                   Past       Past     inception
                                  1 year     5 years   (1/2/97)
---------------------------------------------------------------------
Class IA                          28.91%      4.16%      7.79%
Class IB                          28.65%      3.98%      7.61%
MSCI EAFE Index (no deduction
for fees or expenses)             38.59%     -0.05%      2.86%
---------------------------------------------------------------------

The fund's performance benefited from Putnam Management's agreement to limit the fund's expenses through the period ended December 31, 1998. The fund's performance is compared to the Morgan Stanley Capital International
(MSCI) EAFE Index, an unmanaged index of equity securities from Europe, Australasia, and the Far East, with all values expressed in U.S. dollars.

FEES AND EXPENSES

---------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
---------------------------------------------------------------------
                                                           Total
                                                           Annual
                            Distribution                   Fund
              Management     (12b-1)        Other       Operating
              Fees          Fees        Expenses      Expenses
---------------------------------------------------------------------
Class IA        0.76%          N/A          0.18%         0.94%
Class IB        0.76%         0.25%         0.18%         1.19%
---------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 1.20% and 1.45%, respectively.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

---------------------------------------------------------------------
                1 year        3 years       5 years    10 years
---------------------------------------------------------------------
Class IA             $96          $299          $519        $1,153
Class IB            $121          $378          $654        $1,443
---------------------------------------------------------------------

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND

GOAL

The fund seeks capital growth. Current income is a  secondary objective.

MAIN INVESTMENT STRATEGIES -- INTERNATIONAL VALUE STOCKS

We invest mainly in common stocks of companies outside the United States. We invest mainly in value stocks that offer the potential for income. Value stocks are those that we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of the stock may rise. We invest mainly in midsized and large companies, although we can invest in companies of any size. Although we emphasize investments in developed countries, we may also invest in companies located in developing (also known as emerging) markets.

To determine whether a company is located outside of the United States, we look at the following factors: where the company's securities trade, where the company is located or organized, or where the company derives its revenues or profits.

MAIN RISKS

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1998         11.27%
1999         24.59%
2000          1.36%
2001        -20.67%
2002        -13.67%
2003         38.37%

Year-to-date performance through 3/31/2004 was 4.33%. During the periods shown in the bar chart, the highest return for a quarter was 18.84% (quarter ending 6/30/03) and the lowest return for a quarter was -19.76% (quarter ending 9/30/02).

------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/03)
------------------------------------------------------------------------
                                                         Since
                                   Past       Past     inception
                                  1 year     5 years    (1/2/97)
------------------------------------------------------------------------
Class IA                          38.37%      3.66%      6.86%
Class IB                          37.85%      3.47%      6.69%
Citigroup World ex U.S. Primary
Markets Value Index (no deduction
for fees or expenses)             43.04%      3.34%      5.11%
------------------------------------------------------------------------

The fund's performance benefited from Putnam Management's agreement to limit the fund's expenses through the period ended December 31, 1998. The fund's performance is compared to the Citigroup World ex U.S. Primary Markets Value Index, an unmanaged index of mostly large- and some small-capitalization stocks from developed countries, excluding the U.S., chosen for their value orientation.


FEES AND EXPENSES

------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------
                                                              Total
                                                             Annual
                              Distribution                    Fund
                 Management     (12b-1)        Other        Operating
                 Fees          Fees        Expenses      Expenses
------------------------------------------------------------------------
Class IA           0.80%          N/A          0.22%         1.02%
Class IB           0.80%         0.25%         0.22%         1.27%
------------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 1.20% and 1.45%, respectively.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------
                    1 year       3 years       5 years     10 years
------------------------------------------------------------------------
Class IA                $104         $325          $563        $1,248
Class IB                $129         $403          $697        $1,534
------------------------------------------------------------------------

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND

GOAL

The fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES -- INTERNATIONAL GROWTH STOCKS

We invest mainly in common stocks of companies outside the United States. We invest mainly in growth stocks, which are those issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We may invest in companies of any size. We may invest in both established and developing (also known as emerging) markets.

To determine whether a company is located outside of the United States, we look at the following factors: where the company's securities trade, where the company is located or organized, or where the company derives its revenues or profits.

MAIN RISKS

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1998         15.58%
1999        102.95%
2000        -38.56%
2001        -28.52%
2002        -13.46%
2003         33.59%

Year-to-date performance through 3/31/2004 was 3.38%. During the periods shown in the bar chart, the highest return for a quarter was 57.18% (quarter ending 12/31/99) and the lowest return for a quarter was -22.61% (quarter ending 3/31/01).

------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/03)
------------------------------------------------------------------------
                                                            Since
                                      Past       Past     inception
                                     1 year     5 years    (1/2/97)
------------------------------------------------------------------------
Class IA                             33.59%      0.60%      2.51%
Class IB                             33.21%      0.41%      2.33%
Citigroup World ex U.S. Primary
Markets Growth Index (no deduction
for fees or expenses)                35.59%     -1.07%      2.99%
------------------------------------------------------------------------

The fund's performance benefited from Putnam Management's agreement to limit the fund's expenses through the period ended December 31, 1998. The fund's performance is compared to the Citigroup World ex U.S. Primary Markets Growth Index, an unmanaged index of mostly large and some small capitalization stocks from developed countries, excluding the U.S., chosen for their growth orientation.

FEES AND EXPENSES

------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------
                                                              Total
                                                              Annual
                                Distribution                   Fund
                  Management     (12b-1)        Other       Operating
                  Fees          Fees        Expenses      Expenses
------------------------------------------------------------------------
Class IA            1.00%          N/A          0.26%         1.26%
Class IB            1.00%         0.25%         0.26%         1.51%
------------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 1.20% and 1.45%, respectively.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------
                    1 year       3 years       5 years     10 years
------------------------------------------------------------------------
Class IA                $128         $400          $692        $1,523
Class IB                $154         $477          $824        $1,802
------------------------------------------------------------------------

PUTNAM VT INVESTORS FUND

GOAL

The fund seeks long-term growth of capital and any increased income that results from this growth.

MAIN INVESTMENT STRATEGIES -- STOCKS

We invest mainly in common stocks of U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We invest mainly in large companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1999         30.13%
2000        -18.47%
2001        -24.61%
2002        -23.68%
2003         27.39%

Year-to-date performance through 3/31/2004 was 2.03%. During the periods shown in the bar chart, the highest return for a quarter was 24.67% (quarter ending 12/31/99) and the lowest return for a quarter was -20.15% (quarter ending 3/31/01).


------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/03)
------------------------------------------------------------------------
                                                         Since
                                   Past      Past      inception
                                  1 year    5 years    (4/30/98)
------------------------------------------------------------------------
Class IA                          27.39%     -4.90%     -1.70%
Class IB                          27.14%     -5.09%     -1.89%
S&P 500 Index (no deduction
for fees or expenses)             28.68%     -0.57%      1.46%
------------------------------------------------------------------------

The fund's performance benefited from Putnam Management's agreement to limit the fund's expenses through the period ended December 31, 1998. The fund's performance is compared to the S&P 500 Index, an unmanaged index of common stocks frequently used as a general measure of U.S. stock performance.

FEES AND EXPENSES

------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------
                                                               Total
                                                               Annual
                                 Distribution                   Fund
                   Management      (12b-1)        Other      Operating
                   Fees          Fees        Expenses      Expenses
------------------------------------------------------------------------
Class IA             0.65%          N/A          0.10%         0.75%
Class IB             0.65%         0.25%         0.10%         1.00%
------------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 0.93% and 1.18%, respectively.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------
                     1 year        3 years       5 years     10 years
------------------------------------------------------------------------
Class IA                  $77          $240          $417          $930
Class IB                 $102          $318          $552        $1,225
------------------------------------------------------------------------

PUTNAM VT MID CAP VALUE FUND

GOAL

The fund seeks capital appreciation and, as a secondary objective, current income.

MAIN INVESTMENT STRATEGIES -- VALUE STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of the stock may rise. Under normal circumstances, we invest at least 80% of the fund's net assets in midsized companies of a size similar to those in the Russell Midcap Value Index.


MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PERFORMANCE INFORMATION

Performance information will be available after the fund completes a full calendar year of operation.

FEES AND EXPENSES

------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
-------------------------------------------------------------------------
                                                               Total
                                                               Annual
                     Distribution                              Fund
          Management   (12b-1)     Other       Expense       Operating
             Fees       Fees      Expenses   Reimbursement    Expenses
-------------------------------------------------------------------------
Class IA     0.70%       N/A       1.20%        (0.80%)        1.10%
Class IB     0.70%      0.25%      1.20%        (0.80%)        1.35%
-------------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 1.09% and 1.34%, respectively.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

-------------------------------------------------------------------------
                     1 year        3 years     5 years       10 years
-------------------------------------------------------------------------
Class IA                 $112          $519          $952        $2,157
Class IB                 $137          $596        $1,081        $2,420
-------------------------------------------------------------------------

PUTNAM VT MONEY MARKET FUND

GOAL

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

MAIN INVESTMENT STRATEGIES -- INCOME

We seek to maintain a stable net asset asset value of $1.00 per share for the fund.

We invest mainly in instruments that:

* are high quality and

* have a short-term maturity.

Concentration of investments. We may invest without limit in money market investments from the banking, personal credit and business credit industries. However, we may invest over 25% of the fund's total assets in money market investments from the personal credit or business credit industries only when we determine that the yields on those investments exceed the yields that are available from eligible investments of issuers in the banking industry. The fund's shares may be more vulnerable to decreases in value than those of money market funds that invest in issuers in a greater number of industries. To the extent that the fund invests significantly in a particular industry, it runs an increased risk of loss if economic or other developments affecting that industry cause the prices of related money market investments to fall.

At times, the mutual funds and other accounts that we and our affiliates manage may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or determine the fair value of, these investments.

MAIN RISKS

* The risk that the effects of inflation may erode the value of your investment over time.

* The risk that the fund will not maintain a net asset value of $1.00 per share, due to events such as a deterioration in the credit quality of issuers whose securities the fund holds, or an increase in interest rates.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1994        3.83%
1995        5.46%
1996        5.09%
1997        5.22%
1998        5.19%
1999        4.86%
2000        6.03%
2001        3.99%
2002        1.46%
2003        0.76%

Year-to-date performance through 3/31/2004 was 0.17%. During the periods shown in the bar chart, the highest return for a quarter was 1.57% (quarter ending 12/31/00) and the lowest return for a quarter was 0.16% (quarter ending 9/30/03).

-------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/03)
-------------------------------------------------------------------------
                                       Past       Past       Past
                                      1 year     5 years   10 years
-------------------------------------------------------------------------
Class IA                               0.76%      3.40%      4.17%
Class IB                               0.51%      3.17%      4.06%
Merrill Lynch 91-Day Treasury
Bill Index (no deduction for
fees  or expenses)                     1.15%      3.66%      4.43%
Lipper Money Market Average
(no deduction for fees or expenses)    0.44%      3.01%      3.94%
-------------------------------------------------------------------------

The fund's performance is compared to the Merrill Lynch 91-Day Treasury Bill Index, an unmanaged index that seeks to measure the performance of U.S. Treasury bills currently available in the marketplace, and to the Lipper Money Market Average, an arithmetic average of the total return of all money market mutual funds tracked by Lipper Analytical Services.

FEES AND EXPENSES

-------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
-------------------------------------------------------------------------
                                                                Total
                                                               Annual
                                Distribution                    Fund
                   Management      (12b-1)        Other      Operating
                      Fees          Fees        Expenses      Expenses
-------------------------------------------------------------------------
Class IA             0.42%          N/A          0.07%         0.49%
Class IB             0.42%         0.25%         0.07%         0.74%
-------------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 0.58% and 0.83%, respectively.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

-------------------------------------------------------------------------
                      1 year       3 years      5 years       10 years
-------------------------------------------------------------------------
Class IA                  $50          $157          $274          $616
Class IB                  $76          $237          $411          $918
-------------------------------------------------------------------------

PUTNAM VT NEW OPPORTUNITIES FUND

GOAL

The fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES -- GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks in sectors of the economy that we believe have high growth potential. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. The growth sectors we currently emphasize include communications, media/entertainment, medical technology/cost containment, industrial and environmental services, applied/advanced technology, financial services, consumer products and services and business services. We may invest in companies of any size.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

* The risk of investing in a limited group of sectors. This increases the fund's vulnerability to factors affecting a limited group of sectors.
  This risk is significantly greater than for a fund that invests in a broader range of sectors, and may result in greater losses and volatility.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1995         44.87%
1996         10.17%
1997         23.29%
1998         24.38%
1999         69.35%
2000        -26.09%
2001        -29.99%
2002        -30.29%
2003         32.79%

Year-to-date performance through 3/31/2004 was 2.85%. During the periods shown in the bar chart, the highest return for a quarter was 49.47% (quarter ending 12/31/99) and the lowest return for a quarter was -29.40% (quarter ending 9/30/01).

------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/03)
------------------------------------------------------------------------
                                                            Since
                                       Past      Past     inception
                                      1 year    5 years    (5/2/94)
------------------------------------------------------------------------
Class IA                              32.79%     -4.10%      8.24%
Class IB                              32.44%     -4.31%      8.04%
Russell Midcap Growth Index
(no deduction for fees or expenses)   42.71%      2.01%     10.13%
------------------------------------------------------------------------

The fund's performance benefited from Putnam Management's agreement to limit the fund's expenses through the period ended December 31, 1994. The fund's performance is compared to the Russell Midcap Growth Index, an unmanaged index of all medium and medium/small companies in the Russell 1000 Index chosen for their growth orientation.

FEES AND EXPENSES

------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------
                                                         Total
                                                         Annual
                           Distribution                  Fund
            Management      (12b-1)        Other       Operating
            Fees           Fees        Expenses      Expenses
------------------------------------------------------------------------
Class IA       0.59%          N/A          0.08%         0.67%
Class IB       0.59%         0.25%         0.08%         0.92%
------------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 1.00% and 1.25%, respectively.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------
                      1 year       3 years       5 years    10 years
------------------------------------------------------------------------
Class IA                  $68          $214          $373          $835
Class IB                  $94          $293          $509        $1,131
------------------------------------------------------------------------

PUTNAM VT NEW VALUE FUND


GOAL

The fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES -- VALUE STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on value stocks. Value stocks are those we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of the stock may rise. We invest mainly in midsized and large companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

* The risks of investing in fewer issuers than a fund that invests more broadly. The fund's ability to invest in fewer issuers increases the fund's vulnerability to factors affecting a single investment; therefore, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1998          6.26%
1999          0.27%
2000         22.59%
2001          3.53%
2002        -15.44%
2003         32.86%

Year-to-date performance through 3/31/2004 was 3.72%. During the periods shown in the bar chart, the highest return for a quarter was 21.04% (quarter ending 6/30/03) and the lowest return for a quarter was -19.16% (quarter ending 9/30/02).

------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/03)
------------------------------------------------------------------------
                                                            Since
                                       Past       Past    inception
                                      1 year     5 years   (1/2/97)
------------------------------------------------------------------------
Class IA                              32.86%      7.41%      8.65%
Class IB                              32.48%      7.22%      8.47%
Russell 3000 Value Index
(no deduction for fees or expenses)   31.14%      4.16%      9.49%
------------------------------------------------------------------------

The fund's performance benefited from Putnam Management's agreement to limit the fund's expenses through the period ended December 31, 1998. The fund's performance is compared to the Russell 3000 Value Index, an unmanaged index of those companies in the Russell 3000 Index chosen for their value orientation.

FEES AND EXPENSES

------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------
                                                               Total
                                                               Annual
                                Distribution                    Fund
                   Management     (12b-1)        Other       Operating
                   Fees          Fees        Expenses      Expenses
------------------------------------------------------------------------
Class IA              0.70%          N/A          0.09%         0.79%
Class IB              0.70%         0.25%         0.09%         1.04%
------------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 1.00% and 1.25%, respectively.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------
                    1 year       3 years       5 years      10 years
------------------------------------------------------------------------
Class IA                 $81          $252          $439          $978
Class IB                $106          $331          $574        $1,271
------------------------------------------------------------------------

PUTNAM VT OTC & EMERGING GROWTH FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. Under normal circumstances, we invest at least 80% of the fund's net assets in common stocks traded in the over-the-counter ("OTC") market and common stocks of "emerging growth" companies listed on securities exchanges. Emerging growth companies are those we believe have a leading or proprietary position in a growing industry or are gaining market share in an established industry. We invest mainly in small and midsized companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1999        126.52%
2000        -51.03%
2001        -45.57%
2002        -32.06%
2003         35.94%

Year-to-date performance through 3/31/2004 was 2.88%. During the periods shown in the bar chart, the highest return for a quarter was 76.22% (quarter ending 12/31/99) and the lowest return for a quarter was -43.76% (quarter ending 3/31/01).

------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/03)
------------------------------------------------------------------------
                                                            Since
                                       Past       Past    inception
                                      1 year    5 years    (4/30/98)
------------------------------------------------------------------------
Class IA                              35.94%    -11.02%     -9.64%
Class IB                              35.71%    -11.17%     -9.79%
Russell 2500 Growth Index
(no deduction for fees or expenses)   46.31%      3.83%      1.85%
Russell Midcap Growth Index
(no deduction for fees or expenses)   42.71%      2.01%      3.18%
------------------------------------------------------------------------

The fund's performance benefited from Putnam Management's agreement to limit the fund's expenses through the period ended December 31, 1999. The fund's performance is compared to the Russell 2500 Growth Index, an unmanaged index of the smallest 2,500 companies in the Russell 3000 Index chosen for their growth orientation. The fund's performance is also compared to the Russell Midcap Growth Index, an unmanaged index of all medium and medium/small companies in the Russell 1000 Index chosen for their growth orientation.

FEES AND EXPENSES

------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------
                                                                Total
                                                                Annual
                                Distribution                     Fund
                   Management      (12b-1)        Other       Operating
                   Fees          Fees         Expenses      Expenses
------------------------------------------------------------------------
Class IA              0.70%          N/A          0.19%         0.89%
Class IB              0.70%         0.25%         0.19%         1.14%
------------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 1.03% and 1.28%, respectively.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------
                     1 year        3 years       5 years    10 years
------------------------------------------------------------------------
Class IA                  $91          $285          $495        $1,101
Class IB                 $116          $362          $628        $1,386
------------------------------------------------------------------------

PUTNAM VT RESEARCH FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- STOCKS

We invest mainly in common stocks of U.S. companies that we think have the greatest potential for capital appreciation with stock prices that reflect a value lower than that which we place on the company, or whose earnings we believe are likely to grow over time. We also look for the presence of other factors we believe will cause the stock price to rise. We invest mainly in large companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1999         27.58%
2000         -1.84%
2001        -18.62%
2002        -22.06%
2003         25.69%

Year-to-date performance through 3/31/2004 was 1.10%. During the periods shown in the bar chart, the highest return for a quarter was 20.14% (quarter ending 12/31/99) and the lowest return for a quarter was -20.15% (quarter ending 9/30/01).

-----------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/03)
-----------------------------------------------------------------------
                                                         Since
                                   Past       Past     inception
                                  1 year     5 years    (9/30/98)
-----------------------------------------------------------------------
Class IA                          25.69%     -0.03%      3.42%
Class IB                          25.32%     -0.19%      3.21%
S&P 500 Index (no deduction
for fees or expenses)             28.68%     -0.57%      1.46%
-----------------------------------------------------------------------

The fund's performance benefited from Putnam Management's agreement to limit the fund's expenses through the period ended December 31, 1999. The fund's performance is compared to the S&P 500 Index, an unmanaged index of common stocks frequently used as a general measure of U.S. stock performance.

FEES AND EXPENSES

-----------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
-----------------------------------------------------------------------
                                                               Total
                                                               Annual
                                Distribution                   Fund
                   Management     (12b-1)        Other       Operating
                   Fees          Fees        Expenses      Expenses
-----------------------------------------------------------------------
Class IA             0.65%          N/A          0.14%         0.79%
Class IB             0.65%         0.25%         0.14%         1.04%
-----------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 0.93% and 1.18%, respectively.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

-----------------------------------------------------------------------
                     1 year       3 years       5 years     10 years
-----------------------------------------------------------------------
Class IA                 $81          $252          $439          $978
Class IB                $106          $331          $574        $1,271
-----------------------------------------------------------------------

PUTNAM VT SMALL CAP VALUE FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- VALUE STOCKS

We invest mainly in common stocks of U.S. companies with a focus on value stocks. Value stocks are those we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of the stock may rise. Under normal circumstances, we invest at least 80% of the fund's net assets in small companies of a size similar to those in the Russell 2000 Value Index.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

2000         24.62%
2001         18.42%
2002        -18.06%
2003         50.06%

Year-to-date performance through 3/31/2004 was 9.01%. During the periods shown in the bar chart, the highest return for a quarter was 23.92% (quarter ending 6/30/03) and the lowest return for a quarter was -21.64% (quarter ending 9/30/02).

-------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/03)
-------------------------------------------------------------------------
                                                         Since
                                              Past     inception
                                             1 year    (4/30/99)
-------------------------------------------------------------------------
Class IA                                     50.06%     14.45%
Class IB                                     49.65%     14.20%
Russell 2000 Value Index  (no deduction for
fees or expenses)                            46.03%     13.57%
-------------------------------------------------------------------------

The fund's performance benefited from Putnam Management's agreement to limit the fund's expenses through the period ended December 31, 2000. The fund's performance is compared to the Russell 2000 Value Index, an unmanaged index of those companies in the Russell 2000 Index chosen for their value orientation.

FEES AND EXPENSES

-------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
-------------------------------------------------------------------------
                                                                Total
                                                                Annual
                                Distribution                    Fund
                   Management     (12b-1)        Other        Operating
                   Fees          Fees        Expenses      Expenses
-------------------------------------------------------------------------
Class IA              0.79%          N/A          0.12%         0.91%
Class IB              0.79%         0.25%         0.12%         1.16%
-------------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 1.14% and 1.39%, respectively.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

-------------------------------------------------------------------------
                      1 year       3 years       5 years     10 years
-------------------------------------------------------------------------
Class IA                  $93          $290          $504        $1,120
Class IB                 $118          $368          $638        $1,409
-------------------------------------------------------------------------

PUTNAM VT UTILITIES GROWTH AND INCOME FUND

GOAL

The fund seeks capital growth and current income.

MAIN INVESTMENT STRATEGIES -- STOCKS

We invest mainly in a combination of stocks and bonds of companies in the utilities industries that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on a company. We may also consider other factors we believe will cause the stock price to rise. Under normal circumstances, we invest at least 80% of the fund's net assets in equity and debt investments of companies in the utilities industries. These are companies that, in our view, derive at least 50% of their assets, revenues or profits from producing or distributing electric, gas or other types of energy, supplying water, or providing telecommunications services such as telephone, microwave or other media (but not public broadcasting). We buy bonds of governments and private companies that are mostly investment-grade in quality with intermediate- to long-term maturities (three years or longer). We invest mainly in large companies.

Industry focus. We invest mainly in companies that produce or distribute a product or service to both residential and industrial customers, such as electricity, gas or other types of energy, supply water or provide telecommunications services (except public broadcasting). Events that affect these public utilities industries will have a greater effect on the fund than they would on a fund that is more widely diversified among a number of unrelated industries. Examples of such events include increases in fuel and other operating costs, and technological advances that make existing plants, equipment or products obsolete. In addition, changes in regulatory policies concerning the environment, energy conservation, nuclear power and utility pricing, as well as deregulation of certain utility services, may be more likely to adversely affect the fund.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform.

* The risk of investing in a single group of industries. Investments in the utilities industries, even though representing interests in different companies within these industries, may be affected by common economic forces and other factors. This increases the fund's vulnerability to factors affecting a single group of industries. This risk is significantly greater than for a fund that invests in a broader range of industries, and may result in greater fund losses and volatility.

* The risk that the prices of the fixed-income investments we buy will fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that the issuers of the fund's fixed-income investments will not make timely payments of interest and principal. This credit risk is generally higher for debt that is below investment-grade in quality.

* The risks of investing in fewer issuers than a fund that invests more broadly. The fund is "non-diversified," which means that it may invest more of its assets in the securities of fewer companies than a "diversified" fund. The fund's ability to invest in fewer issuers increases the fund's vulnerability to factors affecting a single investment; therefore, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1994         -7.02%
1995         31.08%
1996         15.80%
1997         27.10%
1998         14.92%
1999         -0.66%
2000         17.61%
2001        -22.11%
2002        -23.83%
2003         25.00%

Year-to-date performance through 3/31/2004 was 4.02%. During the periods shown in the bar chart, the highest return for a quarter was 18.66% (quarter ending 6/30/03) and the lowest return for a quarter was -18.36% (quarter ending 9/30/02).

----------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/03
----------------------------------------------------------------------
                                      Past       Past        Past
                                     1 year     5 years    10 years
----------------------------------------------------------------------
Class IA                              25.00%     -2.83%      5.97%
Class IB                              24.82%     -3.01%      5.80%
S&P Utilities Index (no deduction
for fees or expenses)                 26.26%     -2.57%      4.51%
Lipper Utility Funds Average
(no deduction for fees or expenses)   22.68%     -1.05%      6.60%
----------------------------------------------------------------------

The fund's performance is compared to the S&P Utilities Index, an unmanaged list of common stocks issued by utilities companies, and to the Lipper Utility Funds Average, an arithmetic return of all utilities funds tracked by Lipper Inc.

FEES AND EXPENSES

----------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
----------------------------------------------------------------------
                                                              Total
                                                              Annual
                                Distribution                  Fund
                  Management     (12b-1)        Other       Operating
                  Fees          Fees        Expenses     Expenses
----------------------------------------------------------------------
Class IA            0.70%          N/A          0.13%         0.83%
Class IB            0.70%         0.25%         0.13%         1.08%
----------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 1.07% and 1.32%, respectively.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

----------------------------------------------------------------------
                 1 year        3 years       5 years     10 years
----------------------------------------------------------------------
Class IA              $85          $265          $460        $1,025
Class IB             $110          $343          $595        $1,317
----------------------------------------------------------------------

PUTNAM VT VISTA FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We invest mainly in midsized companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1998         19.48%
1999         52.90%
2000         -3.98%
2001        -33.34%
2002        -30.44%
2003         33.42%

Year-to-date performance through 3/31/2004 was 5.01%. During the periods shown in the bar chart, the highest return for a quarter was 41.28% (quarter ending 12/31/99) and the lowest return for a quarter was -32.08% (quarter ending 9/30/01).

------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/03)
------------------------------------------------------------------------
                                                            Since
                                       Past       Past    inception
                                      1 year     5 years   (1/2/97)
------------------------------------------------------------------------
Class IA                              33.42%     -1.91%      4.24%
Class IB                              33.16%     -2.10%      4.07%
Russell Midcap Growth Index
(no deduction for fees or expenses)   42.71%      2.01%      7.11%
------------------------------------------------------------------------

The fund's performance benefited from Putnam Management's agreement to limit the fund's expenses through the period ended December 31, 1998. The fund's performance is compared to the Russell Midcap Growth Index, an unmanaged index of all medium and medium/small companies in the Russell 1000 Index chosen for their growth orientation.

FEES AND EXPENSES

------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------
                                                               Total
                                                               Annual
                                Distribution                    Fund
                   Management     (12b-1)        Other        Operating
                   Fees          Fees        Expenses      Expenses
------------------------------------------------------------------------
Class IA              0.65%          N/A          0.11%         0.76%
Class IB              0.65%         0.25%         0.11%         1.01%
------------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 1.03% and 1.28%, respectively.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------
                     1 year        3 years       5 years     10 years
------------------------------------------------------------------------
Class IA                  $78          $243          $422          $942
Class IB                 $103          $322          $558        $1,236
------------------------------------------------------------------------

PUTNAM VT VOYAGER FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We invest mainly in midsized and large companies, although we can invest in companies of any size.


MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1994          1.04%
1995         40.67%
1996         12.97%
1997         26.52%
1998         24.36%
1999         58.22%
2000        -16.42%
2001        -22.24%
2002        -26.34%
2003         25.16%

Year-to-date performance through 3/31/2004 was 1.06%. During the periods shown in the bar chart, the highest return for a quarter was 41.38% (quarter ending 12/31/99) and the lowest return for a quarter was -18.88% (quarter ending 3/31/01).

-----------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/03)
-----------------------------------------------------------------------
                                       Past       Past       Past
                                      1 year     5 years   10 years
-----------------------------------------------------------------------
Class IA                              25.16%     -1.06%      9.13%
Class IB                              24.91%     -1.25%      8.94%
Russell 1000 Growth Index
(no deduction for fees or expenses)   29.75%     -5.11%      9.21%
S&P 500 Index (no deduction
for fees or expenses)                 28.68%     -0.57%     11.07%
-----------------------------------------------------------------------

The fund's performance is compared to the Russell 1000 Growth Index, an unmanaged index of those Russell 1000 companies chosen for their growth orientation, and to S&P 500 Index, an unmanaged index of common stocks frequently used as a general measure of U.S. stock performance.


FEES AND EXPENSES

-----------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
-----------------------------------------------------------------------
                                                                Total
                                                               Annual
                                 Distribution                   Fund
                   Management      (12b-1)        Other       Operating
                   Fees          Fees         Expenses     Expenses
-----------------------------------------------------------------------
Class IA              0.55%          N/A          0.07%         0.62%
Class IB              0.55%         0.25%         0.07%         0.87%
-----------------------------------------------------------------------

The Peer Group Expense Ratio for the fund's class IA shares and class IB shares as of March 31, 2004 was 0.98% and 1.23%, respectively.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

-----------------------------------------------------------------------
                    1 year       3 years       5 years     10 years
-----------------------------------------------------------------------
Class IA                $63          $199          $346          $774
Class IB                $89          $278          $482        $1,073
-----------------------------------------------------------------------

What are the funds' main investment strategies and related risks?

We generally manage the funds in styles similar to certain funds in the retail Putnam family of funds. However, the counterpart funds will not have identical portfolios or investment results, since we may employ different investment practices and invest in different securities for them.

Any investment carries with it some level of risk that generally reflects its potential for reward. This section provides additional information on the investment strategies and related risks that are identified for each fund in "Fund summaries" at the beginning of this prospectus and discusses investment strategies and related risks that are common to a number of the funds. Not every investment strategy listed below applies to each fund. Please refer to your fund's strategy in the fund summaries section to determine which risks apply to your fund.

We will consider, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for the company's earnings growth is wrong, or if our judgment of how other investors will value the company's earnings growth is wrong, then the price of the company's stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy. Emerging growth companies may have limited product lines, markets or financial resources. Their stocks may trade less frequently and in limited volumes, and are subject to greater volatility.

Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company's prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company's stock may fall or may not approach the value that we have placed on it.

* Small and midsized companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsized companies may therefore be more vulnerable to adverse developments than those of larger companies. Small companies in foreign countries could be relatively smaller than those in the United States.

For Putnam VT Mid Cap Value Fund, we invest mostly in companies of a size similar to those in the Russell Midcap Value Index. As of the date of this prospectus, the index was composed of companies having a market capitalization of between approximately $0.6 billion and $17.3 billion.

For Putnam VT Small Cap Value Fund, we invest mostly in companies of a size similar to those in the Russell 2000 Value Index. As of the date of this prospectus, the index was composed of companies having a market capitalization of between approximately $20 million and $2.7 billion.

* Foreign investments. Each of the funds may invest in securities of foreign issuers. Foreign investments involve certain special risks, including:

* Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

* Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

* Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

* Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

* Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund's foreign investments.

* Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

* Lower yield: Common stocks of foreign companies have historically offered lower dividends than stocks of comparable U.S. companies. Foreign withholding taxes may further reduce the amount of income available to distribute to shareholders of the fund.

* Sovereign issuers: The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuer's balance of payments, overall debt level, and cash flow from tax or other revenues.

Putnam VT Diversified Income Fund, we consider a foreign company to be one that is domiciled outside the U.S. or has its principal operations located outside the U.S.

For Putnam VT Income Fund, we may invest in U.S. dollar-denominated fixed-income securities of foreign issuers.

For Putnam VT Money Market Fund, we may invest in money market instruments of foreign issuers that are denominated in U.S. dollars.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations. Special U.S. tax considerations may apply to the fund's foreign investments.

* Fixed-income investments. Fixed-income securities, which typically pay an unchanging rate of interest or dividends, include bonds and other debt. Each of the funds may invest in fixed-income securities. The value of a fixed-income investment may fall as a result of factors directly relating to the issuer of the security, such as decisions made by its management or a reduction in its credit rating. An investment's value may also fall because of factors affecting not just the issuer, but other issuers, such as increases in production costs. The value of an investment may also be affected by general changes in financial market conditions, such as changing interest rates or currency exchange rates.

We will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments.

* Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument's value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund's shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

"Premium" investments offer interest rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

For Putnam VT Money Market Fund, average portfolio maturity will not exceed 90 days and the fund may not hold an investment with more than 397 days remaining to maturity. These short-term investments generally have lower yields than longer-term investments.

* Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

For Putnam VT Income Fund, we invest mostly in investment-grade investments. These are rated at least BBB or its equivalent by a nationally recognized securities rating agency, or are unrated investments we believe are of comparable quality. We may also invest in securities rated below investment grade. However, we will not invest in securities that are rated lower than B or its equivalent by each agency rating the investment, or are unrated securities that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

For Putnam VT The George Putnam Fund of Boston and Putnam VT Utilities Growth and Income Fund, we invest mostly in investment-grade debt investments. These are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating agency, or are unrated investments that we believe are of comparable quality. For Putnam VT The George Putnam Fund of Boston, we may invest in non-investment-grade investments and for Putnam VT Utilities Growth and Income Fund, we may invest up to 20% of the fund's total assets in below investment-grade investments. However, for Putnam VT The George Putnam Fund of Boston and Putnam VT Utilities Growth and Income Fund, we will not invest in securities rated lower than B or its equivalent by each rating agency rating the investment, or unrated securities that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

For Putnam VT High Yield Fund, we invest mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or are unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

For Putnam VT Diversified Income Fund and Putnam VT Global Asset Allocation Fund, we may invest up to 70% and 35%, respectively, of the fund's total assets in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by each nationally recognized securities rating agency rating such investments, including investments in the lowest rating category of the rating agency, and unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

For Putnam VT High Yield Fund and Putnam VT Diversified Income Fund, we may invest up to 15% and 5%, respectively, of the fund's total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each agency rating such investments and unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

Investments rated below BBB or its equivalent are known as "junk bonds." This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.


Credit ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer's current financial condition, and does not reflect an assessment of an investment's volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving the fund's investment objectives may depend more on our own credit analysis when we buy lower quality bonds than when we buy higher quality bonds. We may have to participate in legal proceedings involving the issuer. This could increase the fund's operating expenses and decrease its net asset value.

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments. U.S. government investments generally have the least credit risk, but are not completely free of credit risk. While some investments, such as U.S. Treasury obligations and Ginnie Mae certificates, are backed by the full faith and credit of the U.S. government, others, such as federal agency bonds, are backed only by the credit of the issuer. Mortgage-backed securities may be subject to the risk that underlying borrowers will be unable to meet their obligations.

For Putnam VT Money Market Fund, we buy only high quality investments.
These are:

* rated in one of the two highest categories by at least two nationally recognized rating services,

* rated by one rating service in one of the service's two highest categories (if only one rating service has provided a rating), or

* unrated investments that we determine are of  equivalent quality.

The credit quality of an investment may be supported or enhanced by another company or financial institution through the use of a letter of credit or similar arrangements. The main credit risk in investments backed by a letter of credit is that the provider of the letter of credit will not be able to fulfill its obligations.

* Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of a fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

* Money market investments. These include certificates of deposit, commercial paper, U.S. government debt and repurchase agreements, corporate obligations and bankers acceptances.

For Putnam VT Money Market Fund, we buy bankers acceptances only if they are issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders will be notified.

* Illiquid investments. We may invest up to 15% (up to 10% for Putnam VT Money Market Fund) of a fund's assets in illiquid investments, which may be considered speculative. Illiquid investments are investments that may be difficult to sell. The sale of many of these investments is limited by law. We may not be able to sell a fund's illiquid investments when we consider it is desirable to do so or we may be able to sell them only at less than their market value.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may use derivatives both for hedging and non-hedging purposes. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust's statement of additional information (SAI).

* Frequent trading. We may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses.

* Other investments. In addition to the main investment strategies described above, we may make other investments, which may be subject to other risks as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep each fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing a fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses, including investing solely in the United States. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the affected fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trust's Trustees may change any of the funds' goals, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. Transactions on U.S. stock exchanges, commodities and futures markets involve the payment by the fund of brokerage commissions. During the last fiscal year, each fund paid brokerage commissions on its portfolio transactions representing the following percentages of its average net assets during the year:

----------------------------------------------------------------------------
                                                              Brokerage
                                                            commissions
                                                           as percentage
Fund name                                              of average net assets
----------------------------------------------------------------------------
Putnam VT American Government Income Fund            less than  .01%
----------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund                            0.41
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Putnam VT Capital Opportunities Fund                           0.69
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Putnam VT Discovery Growth Fund                                0.31
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Putnam VT Diversified Income Fund                              0.01
----------------------------------------------------------------------------
Putnam VT Equity Income Fund                                   0.34
----------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                     0.11
----------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                         0.22
----------------------------------------------------------------------------
Putnam VT Global Equity Fund                                   0.29
----------------------------------------------------------------------------
Putnam VT Growth and Income Fund                               0.12
----------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund                            0.16
----------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                 0.16
----------------------------------------------------------------------------
Putnam VT High Yield Fund                                        --
----------------------------------------------------------------------------
Putnam VT Income Fund                                            --
----------------------------------------------------------------------------
Putnam VT International Equity Fund                            0.22
----------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                 0.23
----------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                 0.40
----------------------------------------------------------------------------
Putnam VT Investors Fund                                       0.21
----------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund                                   0.36
----------------------------------------------------------------------------
Putnam VT Money Market Fund                                      --
----------------------------------------------------------------------------
Putnam VT New Opportunities Fund                               0.20
----------------------------------------------------------------------------
Putnam VT New Value Fund                                       0.21
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Putnam VT OTC & Emerging Growth Fund                           0.32
----------------------------------------------------------------------------
Putnam VT Research Fund                                        0.30
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Putnam VT Small Cap Value Fund                                 0.23
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Putnam VT Utilities Growth and Income Fund                     0.15
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Putnam VT Vista Fund                                           0.30
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Putnam VT Voyager Fund                                         0.17
----------------------------------------------------------------------------

Although brokerage commissions and other portfolio transaction costs are not reflected in the fund's expense ratio, they are reflected in the fund's return.

Investors should exercise caution in comparing brokerage commissions for different types of funds. For example, while brokerage commissions represent one component of a fund's transactions costs, they do not reflect the undisclosed amount of profit or "mark-up" typically included in the price paid by the fund for principal transactions (transactions directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. Also, transactions in foreign securities often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. As a result, funds that invest exclusively in fixed income securities and in the United States will typically have lower brokerage commissions, though not necessarily lower transaction costs, than funds that invest in equity securities or foreign securities. In addition, brokerage commissions do not reflect the extent to which the fund's purchase and sale transactions change the market price for an investment (the "market impact"), another element of transaction costs.

Another factor in transaction costs is a fund's portfolio turnover rate, which measures how frequently the fund buys and sells investments. During the last fiscal year, each fund's portfolio turnover rate was as follows:

----------------------------------------------------------------------------
                                                                Portfolio
Fund name                                                     turnover rate
----------------------------------------------------------------------------
Putnam VT American Government Income Fund                        553.08%
----------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund                              143.90
----------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund                             163.05*
----------------------------------------------------------------------------
Putnam VT Discovery Growth Fund                                   81.55
----------------------------------------------------------------------------
Putnam VT Diversified Income Fund                                104.06
----------------------------------------------------------------------------
Putnam VT Equity Income Fund                                     113.49*
----------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                       144.47
----------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                           155.21
----------------------------------------------------------------------------
Putnam VT Global Equity Fund                                      88.32
----------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                  32.55
----------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund                               59.00
----------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                    63.66
----------------------------------------------------------------------------
Putnam VT High Yield Fund                                         75.01
----------------------------------------------------------------------------
Putnam VT Income Fund                                            287.19
----------------------------------------------------------------------------
Putnam VT International Equity Fund                               71.14
----------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                    71.71
----------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                   135.90
----------------------------------------------------------------------------
Putnam VT Investors Fund                                          73.32
----------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund                                     117.37*
----------------------------------------------------------------------------
Putnam VT Money Market Fund                                          --
----------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                  44.22
----------------------------------------------------------------------------
Putnam VT New Value Fund                                          59.50
----------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                              71.72
----------------------------------------------------------------------------
Putnam VT Research Fund                                          116.88
----------------------------------------------------------------------------
Putnam VT Small Cap Value Fund                                    36.14
----------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                        38.45
----------------------------------------------------------------------------
Putnam VT Vista Fund                                              90.84
----------------------------------------------------------------------------
Putnam VT Voyager Fund                                            47.37
----------------------------------------------------------------------------

 * Not annualized.

Both a fund's portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. High turnover may lead to increased costs and decreased performance.

As a matter of policy, Putnam Management is not permitted to consider sales of shares of any of the funds (or of other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the fund.

Who manages the funds?

The Trust's Trustees oversee the general conduct of each fund's business. The Trustees have retained Putnam Management to be the funds' investment manager, responsible for making investment decisions for the funds and managing the funds' other affairs and business. Each fund pays Putnam Management a quarterly management fee (monthly for Putnam VT Capital Appreciation Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund) for these services based on the fund's average net assets.

Putnam Management's address is One Post Office Square, Boston, MA 02109. Each fund (with the exception of Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund, each of which had not completed its first full fiscal year as of December 31, 2003) paid Putnam Management management fees in the following amounts (reflected as a percentage of average net assets for each fund's last fiscal year):

----------------------------------------------------------------------------
                                                              Management
Putnam VT Fund                                                   Fees
----------------------------------------------------------------------------
Putnam VT American Government Income Fund                        .65%
----------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund                              .65
----------------------------------------------------------------------------
Putnam VT Discovery Growth Fund                                  .70
----------------------------------------------------------------------------
Putnam VT Diversified Income Fund                                .69
----------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                       .63
----------------------------------------------------------------------------
Putnam VT Global Asset Allocation                                .70
----------------------------------------------------------------------------
Putnam VT Global Equity Fund                                     .77
----------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                 .48
----------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund                              .70
----------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                   .70
----------------------------------------------------------------------------
Putnam VT High Yield Fund                                        .67
----------------------------------------------------------------------------
Putnam VT Income Fund                                            .59
----------------------------------------------------------------------------
Putnam VT International Equity Fund                              .76
----------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                   .80
----------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                  1.00
----------------------------------------------------------------------------
Putnam VT Investors Fund                                         .65
----------------------------------------------------------------------------
Putnam VT Money Market Fund                                      .42
----------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                 .59
----------------------------------------------------------------------------
Putnam VT New Value Fund                                         .70
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                              Portfolio
Fund name                                                   turnover rate
--------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                             .70
--------------------------------------------------------------------------------
Putnam VT Research Fund                                          .65
--------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund                                   .79
--------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                       .70
--------------------------------------------------------------------------------
Putnam VT Vista Fund                                             .65
--------------------------------------------------------------------------------
Putnam VT Voyager Fund                                           .55
--------------------------------------------------------------------------------

The following funds pay Putnam Management a monthly management fee for these services at the following annual rates:

Putnam VT Capital Opportunities Fund: 0.65% of the first $500 million of average net assets; 0.55% of the next $500 million; 0.50% of the next $500 million; 0.45% of the next $5 billion; 0.425% of the next $5 billion; 0.405% of the next $5 billion; 0.39% of the next $5 billion; and 0.38% of any excess thereafter.

Putnam VT Equity Income Fund: 0.65% of the first $500 million of average net assets; 0.55% of the next $500 million; 0.50% of the next $500 million; 0.45% of the next $5 billion; 0.425% of the next $5 billion; 0.405% of the next $5 billion; 0.39% of the next $5 billion; and 0.38% of any excess thereafter.

Putnam VT Mid Cap Value Fund: 0.70% of the first $500 million of average net assets; 0.60% of the next $500 million; 0.55% of the next $500 million; 0.50% of the next $5 billion; 0.475% of the next $5 billion; 0.455% of the next $5 billion; 0.44% of the next $5 billion; and 0.43% of any excess thereafter.

In order to limit the expenses of Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund, Putnam Management has agreed to limit each fund's compensation (and, to the extent necessary, bear other expenses of each fund) through December 31, 2004 to the extent that expenses of each fund (exclusive of brokerage, interest, taxes, and deferred organizational and extraordinary expenses, and payments under the fund's distribution plan) would exceed an annual rate of 1.05%, 1.05% and 1.10%, respectively, of the funds' average net assets. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of a fund do not reflect the application of commissions or cash management credits that may reduce designated fund expenses.

* Investment management teams. Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to each specific asset class. The members of the team identified after the name of each fund are responsible for the day-to-day management of the fund. In the case of the Global Equity Research Team, Joshua H. Brooks and Kelly A. Morgan are Co-Chief Investment Officers heading the team. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the teams' management of the funds' portfolios. Their experience as investment professionals over at least the last five years is shown.

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
------------------------------------------------------------------------------
Core Fixed-Income Team
------------------------------------------------------------------------------
Portfolio leader        Since    Experience
------------------------------------------------------------------------------
Kevin M. Cronin         1998     1997 - Present         Putnam Management
------------------------------------------------------------------------------
Portfolio member        Since    Experience
------------------------------------------------------------------------------
Robert A. Bloemker      2002     1999 - Present         Putnam Management
                                 Prior to Sept. 1999    Lehman Brothers
------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION FUND
------------------------------------------------------------------------------
U.S. Core and U.S. Small- and Mid-Cap Core Teams
------------------------------------------------------------------------------
Portfolio leader        Since    Experience
------------------------------------------------------------------------------
Michael E. Nance        2002     2001 - Present         Putnam Management
                                 Prior to May 2001      Kobrick Funds LLC
------------------------------------------------------------------------------
Portfolio members       Since    Experience
------------------------------------------------------------------------------
Joseph P. Joseph        1999     1994 - Present         Putnam Management
------------------------------------------------------------------------------
James S. Yu             2003     2002 - Present         Putnam Management
                                 Prior to Oct. 2002     John Hancock Funds
                                 Prior to 2000          Merrill Lynch
                                                        Investment Management
------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES FUND
------------------------------------------------------------------------------
U.S. Small- and Mid-Cap Core Team
------------------------------------------------------------------------------
Portfolio leader        Since    Experience
------------------------------------------------------------------------------
Joseph P. Joseph        1999     1994 - Present         Putnam Management
------------------------------------------------------------------------------
Portfolio members       Since    Experience
------------------------------------------------------------------------------
Tinh Bui                2002     2001 - Present         Putnam Management
                                 Prior to Aug. 2001     PPMAmerica, Inc.
------------------------------------------------------------------------------
John A. Ferry           2004     1998 - Present         Putnam Management
------------------------------------------------------------------------------
Gerald I. Moore         2000     1987 - Present         Putnam Management
------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND
------------------------------------------------------------------------------
Large-Cap Growth and Specialty Growth Teams
------------------------------------------------------------------------------
Portfolio leader        Since    Experience
------------------------------------------------------------------------------
Roland W. Gillis        1995     1995 - Present         Putnam Management
------------------------------------------------------------------------------
Portfolio members       Since    Experience
------------------------------------------------------------------------------
Daniel L. Miller        2001     1983 - Present         Putnam Management
-------------------------------------------------------------------------------
David J. Santos         2002     1986 - Present         Putnam Management
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
-------------------------------------------------------------------------------
Core Fixed-Income and Core Fixed-Income High-Yield Teams
-------------------------------------------------------------------------------
Portfolio leader        Since    Experience
-------------------------------------------------------------------------------
D. William Kohli        2002     1994 - Present         Putnam Management
-------------------------------------------------------------------------------
Portfolio members       Since    Experience
-------------------------------------------------------------------------------
Stephen C. Peacher      2003     1990 - Present         Putnam Management
------------------------------------------------------------------------------
David L. Waldman        1998     1997 - Present         Putnam Management
------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
------------------------------------------------------------------------------
Large-Cap Value and Core Fixed-Income Teams
------------------------------------------------------------------------------
Portfolio leader        Since    Experience
------------------------------------------------------------------------------
Bartlett R. Geer        2000     2000 - Present         Putnam Management
                                 Prior to Dec. 2000     State Street Research
                                                        and Management
------------------------------------------------------------------------------
Portfolio members       Since    Experience
------------------------------------------------------------------------------
Kevin M. Cronin         2003     1997 - Present         Putnam Management
------------------------------------------------------------------------------
Jeanne L. Mockard       2000     1985 - Present         Putnam Management
------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
------------------------------------------------------------------------------
Large-Cap Value, Core Fixed-Income and
Global Asset Allocation Teams
------------------------------------------------------------------------------
Portfolio leader        Since    Experience
------------------------------------------------------------------------------
Jeanne L. Mockard       2000     1985 - Present         Putnam Management
------------------------------------------------------------------------------
Portfolio members       Since    Experience
------------------------------------------------------------------------------
Kevin M. Cronin         2003     1997 - Present         Putnam Management
------------------------------------------------------------------------------
Jeffrey L. Knight       2001     1993 - Present         Putnam Management
------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
------------------------------------------------------------------------------
Global Asset Allocation Team
------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
------------------------------------------------------------------------------
Global Core Team
------------------------------------------------------------------------------
Portfolio leader        Since    Experience
------------------------------------------------------------------------------
Shigeki Makino          2002     2000 - Present         Putnam Management
                                 Prior to Aug. 2000     Fidelity Investments
------------------------------------------------------------------------------
Portfolio members       Since    Experience
------------------------------------------------------------------------------
Mark A. Bogar           2002     1998 - Present         Putnam Management
------------------------------------------------------------------------------
Josh H. Brooks          2004     2003 - Present         Putnam Management
                                 Prior to Apr. 2003     Delaware Investments
------------------------------------------------------------------------------
David E. Gerber         2003     1996 - Present         Putnam Management
------------------------------------------------------------------------------
Stephen S. Oler         2002     1997 - Present         Putnam Management
------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND
------------------------------------------------------------------------------
Large-Cap Value Team
------------------------------------------------------------------------------
Portfolio leader        Since    Experience
------------------------------------------------------------------------------
Hugh H. Mullin          1996     1986 - Present         Putnam Management
------------------------------------------------------------------------------
Portfolio members       Since    Experience
------------------------------------------------------------------------------
David L. King           1993     1983 - Present         Putnam Management
------------------------------------------------------------------------------
Christopher G. Miller   2000     1998 - Present         Putnam Management
------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND
------------------------------------------------------------------------------
Large-Cap Growth Team
------------------------------------------------------------------------------
Portfolio leader        Since    Experience
------------------------------------------------------------------------------
Brian O'Toole           2002     2002 - Present         Putnam Management
                                 Prior to Jun. 2002     Citigroup Asset
                                                        Management
------------------------------------------------------------------------------
Portfolio members       Since    Experience
------------------------------------------------------------------------------
Tony H. Elavia          2003     1999 - Present         Putnam Management
                                 Prior to Sept. 1999    TES Partners
------------------------------------------------------------------------------
David J. Santos         1999     1986 - Present         Putnam Management
------------------------------------------------------------------------------
Walton D. Pearson       2003     2003 - Present         Putnam Management
                                 Prior to 2003          Alliance Capital
                                                        Management
------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND
------------------------------------------------------------------------------
Global Equity Research Team
------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
------------------------------------------------------------------------------
Core Fixed-Income High-Yield Team
------------------------------------------------------------------------------
Portfolio leader        Since    Experience
------------------------------------------------------------------------------
Stephen C. Peacher      2002     1990 - Present         Putnam Management
------------------------------------------------------------------------------
Portfolio members       Since    Experience
------------------------------------------------------------------------------
Norman P. Boucher       2002     1998 - Present         Putnam Management
------------------------------------------------------------------------------
Paul D. Scanlon         2002     1999 - Present         Putnam Management
                                 Prior to Sept. 1999    Olympus Health Care
                                                        Group, Inc.
------------------------------------------------------------------------------
Rosemary H. Thomsen     2000     1986 - Present         Putnam Management
------------------------------------------------------------------------------
PUTNAM VT INCOME FUND
------------------------------------------------------------------------------
Core Fixed-Income Team
------------------------------------------------------------------------------
Portfolio leader        Since    Experience
------------------------------------------------------------------------------
Kevin M. Cronin         2000     1997 - Present         Putnam Management
------------------------------------------------------------------------------
Portfolio member        Since    Experience
------------------------------------------------------------------------------
Robert A. Bloemker      2002     1999 - Present         Putnam Management
                                 Prior to Sept. 1999    Lehman Brothers
------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------
International Core Team
------------------------------------------------------------------------------
Portfolio leaders       Since    Experience
------------------------------------------------------------------------------
Joshua L. Byrne         2004     1992 - Present         Putnam Management
------------------------------------------------------------------------------
Simon Davis             2004     2000 - Present         Putnam Management
                                 Prior to Sept. 2000    Deutsche Asset
                                                        Management
------------------------------------------------------------------------------
Portfolio members       Since    Experience
------------------------------------------------------------------------------
Stephen S. Oler         2000     1997 - Present         Putnam Management
------------------------------------------------------------------------------
George W. Stairs        2002     1994 - Present         Putnam Management
------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
AND INCOME FUND
------------------------------------------------------------------------------
International Value Team
------------------------------------------------------------------------------
Portfolio leader        Since    Experience
------------------------------------------------------------------------------
George W. Stairs        1997     1994 - Present         Putnam Management
------------------------------------------------------------------------------
Portfolio member        Since    Experience
------------------------------------------------------------------------------
Pamela R. Holding       2001     1995 - Present         Putnam Management
------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
OPPORTUNITIES FUND
------------------------------------------------------------------------------
International Growth Team
------------------------------------------------------------------------------
Portfolio leader        Since    Experience
------------------------------------------------------------------------------
Stephen P. Dexter       1999     1999 - Present         Putnam Management
                                 Prior to Jun. 1999     Scudder Kemper Inc.
------------------------------------------------------------------------------
Portfolio members       Since    Experience
------------------------------------------------------------------------------
Peter J. Hadden         2003     1992 - Present         Putnam Management
------------------------------------------------------------------------------
Denise D. Selden        2003     1998 - Present         Putnam Management
------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
------------------------------------------------------------------------------
U.S. Core Team
------------------------------------------------------------------------------
Portfolio leader        Since    Experience
------------------------------------------------------------------------------
James C. Wiess          2002     2000 - Present         Putnam Management
                                 Prior to Apr. 2000     JP Morgan Company
------------------------------------------------------------------------------
Portfolio members       Since    Experience
------------------------------------------------------------------------------
Josh H. Brooks          2004     2003 - Present         Putnam Management
                                 Prior to Apr. 2003     Delaware Investments
------------------------------------------------------------------------------
Richard P. Cervone      2002     1998 - Present         Putnam Management
                                 Prior to Jul. 1998     Loomis, Sayles and Co.
------------------------------------------------------------------------------
James S. Yu             2003     2002 - Present         Putnam Management
                                 Prior to Oct. 2002     John Hancock Funds
                                 Prior to 2000          Merrill Lynch
                                                        Investment Management
------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE FUND
------------------------------------------------------------------------------
Small- and Mid-Cap Value Team
------------------------------------------------------------------------------
Portfolio leader        Since    Experience
------------------------------------------------------------------------------
Thomas J. Hoey          2004     1999 - Present         Putnam Management
------------------------------------------------------------------------------
Portfolio members       Since    Experience
------------------------------------------------------------------------------
J. Frederick Copper     2003     2001 - Present         Putnam Management
                                 Prior to Feb. 2001     Wellington Management
                                                        Company LLP
------------------------------------------------------------------------------
Edward T. Shadek, Jr.    2004    1997 - Present         Putnam Management
------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
------------------------------------------------------------------------------
Large-Cap Growth and Specialty Growth Teams
------------------------------------------------------------------------------
Portfolio leader        Since    Experience
------------------------------------------------------------------------------
Daniel L. Miller        1990     1983 - Present         Putnam Management
------------------------------------------------------------------------------
Portfolio members       Since    Experience
------------------------------------------------------------------------------
Brian P. O'Toole        2002     2002 - Present         Putnam Management
                                 Prior to Jun. 2002     Citigroup Asset
                                                        Management
------------------------------------------------------------------------------
Richard B. Weed          2003    2000 - Present         Putnam Management
                                 Prior to Dec. 2000     State Street Global
                                                        Advisors
------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND
------------------------------------------------------------------------------
Large-Cap Value Team
------------------------------------------------------------------------------
Portfolio leader        Since    Experience
------------------------------------------------------------------------------
David L. King           1995     1983 - Present         Putnam Management
------------------------------------------------------------------------------
Portfolio member        Since    Experience
------------------------------------------------------------------------------
Michael J. Abata        2002     1997 - Present         Putnam Management
------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND
------------------------------------------------------------------------------
Specialty Growth Team
------------------------------------------------------------------------------
Portfolio leader        Since    Experience
------------------------------------------------------------------------------
Roland W. Gillis        2001     1995 - Present         Putnam Management
------------------------------------------------------------------------------
Portfolio member        Since    Experience
------------------------------------------------------------------------------
Daniel L. Miller        2003     1983 - Present         Putnam Management
------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND
------------------------------------------------------------------------------
Global Equity Research Team
------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
------------------------------------------------------------------------------
Small- and Mid-Cap Value Team
------------------------------------------------------------------------------
Portfolio leader        Since    Experience
------------------------------------------------------------------------------
Edward T. Shadek, Jr.   1999     1997 - Present         Putnam Management
------------------------------------------------------------------------------
Portfolio member        Since    Experience
------------------------------------------------------------------------------
Eric N. Harthun          2002    2000 - Present         Putnam Management
                                 Prior to Mar. 2000     Boston Partners Asset
                                                        Management
------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME FUND
------------------------------------------------------------------------------
Global Equity Research Team
------------------------------------------------------------------------------
PUTNAM VT VISTA FUND
------------------------------------------------------------------------------
Mid-Cap Growth Team
------------------------------------------------------------------------------
Portfolio members       Since    Experience
------------------------------------------------------------------------------
Kevin M. Divney         2003     1997 - Present         Putnam Management
------------------------------------------------------------------------------
Paul E. Marrkand        2003     1987 - Present         Putnam Management
------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
------------------------------------------------------------------------------
Large-Cap Growth Team
------------------------------------------------------------------------------
Portfolio leader        Since    Experience
------------------------------------------------------------------------------
Brian P. O'Toole        2002     2002 - Present         Putnam Management
                                 Prior to Jun. 2002     Citigroup Asset
                                                        Management
------------------------------------------------------------------------------
Portfolio members       Since    Experience
------------------------------------------------------------------------------
Tony H. Elavia           2002    1999 - Present         Putnam Management
                                 Prior to Sept. 1999    TES Partners
                                 Prior to Sept. 1998    Voyageur Asset
                                                        Management
------------------------------------------------------------------------------
Walton D. Pearson        2003    2003 - Present         Putnam Management
                                 Prior to Feb. 2003     Alliance Capital
                                                        Management
------------------------------------------------------------------------------
David J. Santos          2003    1986 - Present         Putnam Management
------------------------------------------------------------------------------

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments' total incentive compensation pool that is available to Putnam Management's Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time relative to peer groups. The peer group for each fund is its broad investment category as determined by Lipper Inc., as follows:

------------------------------------------------------------------------------
Lipper Variable  Products
(Underlying
Funds) Peer group                                               Funds
------------------------------------------------------------------------------
Balanced Funds                      Putnam VT The George Putnam Fund of Boston
------------------------------------------------------------------------------
Corporate Debt Funds  A Rated       Putnam VT Income Fund
------------------------------------------------------------------------------
Equity Income Funds                 Putnam VT Equity Income Fund
------------------------------------------------------------------------------
General Bond Funds                  Putnam VT Diversified Income Fund
------------------------------------------------------------------------------
General U.S.                        Putnam VT American Government
Government Funds                    Income Fund
-----------------------------------------------------------------------------
Global Flexible  Portfolio Funds    Putnam VT Global Asset Allocation Fund
-----------------------------------------------------------------------------
Global Funds                        Putnam VT Global Equity Fund
-----------------------------------------------------------------------------
High Current Yield Funds            Putnam VT High Yield Fund
-----------------------------------------------------------------------------
International Funds                 Putnam VT International Equity Fund
                                    Putnam VT International Growth and
                                    Income Fund
                                    Putnam VT International New Opportunities
                                    Fund
------------------------------------------------------------------------------
Large-Cap Core Funds                Putnam VT Investors Fund
                                    Putnam VT Research Fund
------------------------------------------------------------------------------
Large-Cap Growth Funds              Putnam VT Growth Opportunities Fund
                                    Putnam VT Voyager Fund
------------------------------------------------------------------------------
Large-Cap Value Funds               Putnam VT Growth and Income Fund
------------------------------------------------------------------------------
Mid-Cap Core Funds                  Putnam VT Capital Opportunities Fund
------------------------------------------------------------------------------
Mid-Cap Growth Funds                Putnam VT OTC & Emerging Growth Fund
                                    Putnam VT Vista Fund
------------------------------------------------------------------------------
Mid-Cap Value Funds                 Putnam VT Mid Cap Value Fund
------------------------------------------------------------------------------
Money Market Funds                  Putnam VT Money Market Fund
------------------------------------------------------------------------------
Multi-Cap Core Funds                Putnam VT Capital Appreciation Fund
------------------------------------------------------------------------------
Multi-Cap Growth Funds              Putnam VT Discovery Growth Fund
                                    Putnam VT New Opportunities Fund
------------------------------------------------------------------------------
Multi-Cap Value Funds               Putnam VT New Value Fund
------------------------------------------------------------------------------
Small-Cap Value Funds               Putnam VT Small Cap Value Fund
------------------------------------------------------------------------------
Specialty/Miscellaneous Funds       Putnam VT Health Sciences Fund
------------------------------------------------------------------------------
Utility Funds                       Putnam VT Utilities Growth and Income Fund
------------------------------------------------------------------------------

The portion of the incentive compensation pool available to each of your investment management teams is also based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time.

* Consistent performance means being above median over one year.

* Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

* Superior performance (which is the largest component of Putnam
  Management's incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team's portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management's parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam's profitability for the year. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

* Regulatory matters and litigation. On November 13, 2003, Putnam
  Management agreed to entry of an order by the Securities and Exchange Commission in partial resolution of administrative and cease-and-desist proceedings initiated by the SEC on October 28, 2003 in connection with alleged excessive short-term trading by at least six Putnam Management investment professionals. The SEC's findings reflect that four of those employees engaged in such trading in funds over which they had investment decision-making responsibility and had access to non-public information regarding, among other things, current portfolio holdings and valuations. The six indi viduals are no longer employed by Putnam Management. Under the order, Putnam Management will make restitution for losses attributable to excessive short-term trading by Putnam employees, institute new employee trading restrictions and enhanced employee trading compliance, retain an independent compliance consultant, and take other remedial actions. Putnam Management neither admitted nor denied the order's findings, which included findings that Putnam Management willfully violated provisions of the federal securities laws. A civil monetary penalty and other monetary relief, if any, will be determined at a later date. If a hearing is necessary to determine the amounts of such penalty or other relief, Putnam Management will be precluded from arguing that it did not violate the federal securities laws in the manner described in the SEC order, the findings set forth in the SEC order will be accepted as true by the hearing officer and additional evidence may be presented. Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees. Administrative proceedings instituted by the Commonwealth of Massachusetts on October 28, 2003 against Putnam Management in connection with alleged market timing activities by Putnam employees and by participants in some Putnam-administered 401(k) plans are pending. Putnam Management has committed to make complete restitution for any losses suffered by Putnam shareholders as a result of any improper market-timing activities by Putnam employees or within Putnam-administered 401(k) plans.

The SEC's and Commonwealth's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. In addition, Marsh & McLennan Companies, Inc., Putnam Management's parent company, has engaged counsel to conduct a separate review of Putnam Management's policies and controls related to short-term trading. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the funds with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of each fund of the Trust continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged. Putnam Retail Management may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order, except that, in the case of Putnam VT Money Market Fund, purchases will not be affected until the next determination of net asset value after federal funds have been made available to the Trust. Orders for purchases or sales of shares of a fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day's net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. Inclusion in this prospectus of a fund that is not available in your state is not to be considered a solicitation. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The funds currently do not foresee any disadvantages to policyowners arising out of the fact that the funds offer their shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. This might force a fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of any fund to any separate account or may suspend or terminate the offering of shares of any fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law.

The various separate accounts that invest in the funds may exchange shares of the funds without limit. Some of the separate accounts have adopted measures to attempt to address the potential for market timing and excessive short term trading, which may or may not be effective, while other separate accounts have not. Putnam has adopted certain monitoring controls which seek to identify market timing and excessive short term trading but, as Putnam may have little or no access to individual contract holder records, there is no assurance that this monitoring will be effective. Even if it is effective, Putnam will be dependent on the cooperation and policies of the insurance company whose separate account is the source of the trading to address the issue. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address the issue. As a result, the funds can give no assurances that market timing and excessive short term trading will not occur in the funds.

Distribution Plan

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

How do the funds price their shares?

The price of a fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

From time to time, the fund may buy securities in private transactions exempt from registration under the securities laws. These investments are illiquid and may be difficult to sell and/or price and are subject to heightened risk because their issuers typically have limited product lines, operating histories and financial resources. There typically will not be a trading market for those securities from which the fund may readily ascertain a market value. Where market quotations are not readily available, the fund applies its fair value procedures to determine a price for the securities; in many cases, Putnam Management may be required to determine a fair value based solely on its own analysis of the investment.

Each fund (other than Putnam VT Money Market Fund) values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value. Putnam VT Money Market Fund values all of its investments at amortized cost.

Each fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect each fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of each fund's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. As a result, each fund has adopted fair value pricing procedures, which, among other things, require each fund to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by each fund to a significant extent.

Fund distributions and taxes

Each fund (other than Putnam VT Money Market Fund) will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of such funds unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Putnam VT Money Market Fund will declare a dividend of its net investment income daily and distribute such dividend monthly. Each month's distributions will be paid on the first business day of the next month. Since the net income of Putnam VT Money Market Fund is declared as a dividend each time it is determined, the net asset value per share of the fund remains at $1.00 immediately after each determination and dividend declaration.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex-dividend date, except that with respect to Putnam VT Money Market Fund, distributions are reinvested using the net asset value determined on the day following the distribution payment date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each fund intends to comply with these requirements. If a fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts.

Each fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

Fund investments in foreign securities may be subject to withholding taxes. In that case, a fund's yield on those securities would be decreased.

A fund's investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Financial highlights

The financial highlights tables are intended to help you understand the funds' recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from each fund's financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund's financial statements are included in the funds' annual report to shareholders, which is available upon request.


This page intentionally left blank.



PUTNAM VARIABLE TRUST
Financial Highlights

CLASS IA
---------------------------------------------------------------------------------------------------------
                                                 Investment Operations:
                                                                                Net
                                            Net                        Realized and
                                          Asset                          Unrealized
                                         Value,               Net       Gain (Loss)        Total from
                                      Beginning        Investment                on        Investment
Period ended                          of Period     Income (Loss)       Investments        Operations
---------------------------------------------------------------------------------------------------------
Putnam VT American
Government Income Fund
December 31, 2003                        $12.34              $.29(a)          $(.07)             $.22
December 31, 2002                         11.62               .39(a)            .63              1.02
December 31, 2001                         10.88               .48(a)            .26               .74
December 31, 2000***                      10.00               .59(a)(b)         .62              1.21
---------------------------------------------------------------------------------------------------------
Putnam VT Capital
Appreciation Fund
December 31, 2003                         $6.07               $--(a)(e)       $1.52             $1.52
December 31, 2002                          7.82               .02(a)          (1.75)            (1.73)
December 31, 2001                          9.06               .01(a)          (1.25)            (1.24)
December 31, 2000****                     10.00              (.07)(a)          (.87)             (.94)
---------------------------------------------------------------------------------------------------------
Putnam VT Capital
Opportunities Fund
December 31, 2003*****                   $10.00               $--(a)(b)(e)    $3.02             $3.02
---------------------------------------------------------------------------------------------------------
Putnam VT Discovery
Growth Fund
December 31, 2003                         $3.52             $(.02)(a)         $1.16             $1.14
December 31, 2002                          4.98              (.04)(a)         (1.42)            (1.46)
December 31, 2001                          7.18              (.06)(a)         (2.14)            (2.20)
December 31, 2000****                     10.00              (.05)(a)         (2.77)            (2.82)
---------------------------------------------------------------------------------------------------------
Putnam VT Diversified
Income Fund
December 31, 2003                         $8.55              $.63(a)           $.97             $1.60
December 31, 2002                          8.81               .71(a)           (.20)              .51
December 31, 2001                          9.15               .78(a)           (.44)              .34
December 31, 2000                          9.92               .80(a)           (.78)              .02
December 31, 1999                         10.49               .80(a)           (.63)              .17
---------------------------------------------------------------------------------------------------------
Putnam VT Equity
Income Fund
December 31, 2003*****                   $10.00              $.10(a)(b)       $2.06             $2.16
---------------------------------------------------------------------------------------------------------
Putnam VT The George
Putnam Fund of Boston
December 31, 2003                         $9.58              $.23(a)          $1.38             $1.61
December 31, 2002                         10.73               .28(a)          (1.17)             (.89)
December 31, 2001                         10.96               .31(a)           (.24)              .07
December 31, 2000                          9.98               .19(a)            .79               .98
December 31, 1999                         10.28               .32(a)           (.36)             (.04)
---------------------------------------------------------------------------------------------------------
Putnam VT Global
Asset Allocation Fund
December 31, 2003                        $11.51              $.23(a)          $2.19             $2.42
December 31, 2002                         13.37               .26(a)          (1.87)            (1.61)
December 31, 2001                         16.66               .36(a)          (1.78)            (1.42)
December 31, 2000                         19.60               .48(a)          (1.32)             (.84)
December 31, 1999                         18.94               .41(a)           1.69              2.10
---------------------------------------------------------------------------------------------------------
Putnam VT Global
Equity Fund
December 31, 2003                         $7.25              $.09(a)          $2.02             $2.11
December 31, 2002                          9.34               .07(a)          (2.13)            (2.06)
December 31, 2001                         18.10               .02(a)          (5.17)            (5.15)
December 31, 2000                         30.49              (.08)(a)         (7.36)            (7.44)
December 31, 1999                         20.28              (.02)(a)         12.09             12.07
---------------------------------------------------------------------------------------------------------
Putnam VT Growth
and Income Fund
December 31, 2003                        $18.75              $.37(a)          $4.69             $5.06
December 31, 2002                         23.56               .36(a)          (4.69)            (4.33)
December 31, 2001                         25.85               .35(a)          (1.94)            (1.59)
December 31, 2000                         26.80               .40(a)           1.49              1.89
December 31, 1999                         28.77               .47(a)           0.01               .48
---------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST
Financial Highlights (Continued)
CLASS IA (Continued)
---------------------------------------------------------------------------------------------
                                                      Less Distributions:
                                                                       From
                                                     From               Net
                                                      Net          Realized              From
                                               Investment           Gain on            Return
Period ended                                       Income       Investments        of Capital
---------------------------------------------------------------------------------------------
Putnam VT American
Government Income Fund
December 31, 2003                                   $(.25)            $(.23)              $--
December 31, 2002                                    (.30)               --                --
December 31, 2001                                      --                --(e)             --
December 31, 2000***                                 (.22)             (.11)               --
---------------------------------------------------------------------------------------------
Putnam VT Capital
Appreciation Fund
December 31, 2003                                     $--               $--               $--
December 31, 2002                                    (.01)               --              (.01)
December 31, 2001                                      --                --                --
December 31, 2000****                                  --                --                --
---------------------------------------------------------------------------------------------
Putnam VT Capital
Opportunities Fund
December 31, 2003*****                                $--             $(.28)              $--
---------------------------------------------------------------------------------------------
Putnam VT
Discovery Growth Fund
December 31, 2003                                     $--               $--               $--
December 31, 2002                                      --                --                --
December 31, 2001                                      --                --                --
December 31, 2000****                                  --                --                --
---------------------------------------------------------------------------------------------
Putnam VT
Diversified Income Fund
December 31, 2003                                   $(.83)              $--               $--
December 31, 2002                                    (.77)               --                --
December 31, 2001                                    (.68)               --                --
December 31, 2000                                    (.79)               --                --
December 31, 1999                                    (.74)               --                --
---------------------------------------------------------------------------------------------
Putnam VT Equity
Income Fund
December 31, 2003*****                              $(.05)            $(.02)              $--
---------------------------------------------------------------------------------------------
Putnam VT The George
Putnam Fund of Boston
December 31, 2003                                   $(.26)              $--               $--
December 31, 2002                                    (.26)               --                --
December 31, 2001                                    (.30)               --                --
December 31, 2000                                      --                --                --
December 31, 1999                                    (.23)             (.02)             (.01)
---------------------------------------------------------------------------------------------
Putnam VT Global
Asset Allocation Fund
December 31, 2003                                   $(.50)              $--               $--
December 31, 2002                                    (.25)               --                --
December 31, 2001                                    (.18)            (1.69)               --
December 31, 2000                                    (.34)            (1.76)               --
December 31, 1999                                    (.38)            (1.06)               --
---------------------------------------------------------------------------------------------
Putnam VT Global
Equity Fund
December 31, 2003                                   $(.10)              $--               $--
December 31, 2002                                    (.03)               --                --
December 31, 2001                                      --             (3.61)               --
December 31, 2000                                    (.18)            (4.77)               --
December 31, 1999                                    (.09)            (1.77)               --
---------------------------------------------------------------------------------------------
Putnam VT Growth
and Income Fund
December 31, 2003                                   $(.42)              $--               $--
December 31, 2002                                    (.36)             (.12)               --
December 31, 2001                                    (.41)             (.29)               --
December 31, 2000                                    (.50)            (2.34)               --
December 31, 1999                                    (.41)            (2.04)               --
---------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST
Financial Highlights (continued)
CLASS IA (continued)
---------------------------------------------------------------------------------------------------------
                                                                                Total
                                                                           Investment
                                                                            Return at       Net Assets,
                                            Total  Net Asset Value,         Net Asset     End of Period
Period ended                        Distributions     End of Period    Value(%)(c)(i)    (in thousands)
---------------------------------------------------------------------------------------------------------
Putnam VT American
Government Income Fund
December 31, 2003                           $(.48)           $12.08              1.89          $225,290
December 31, 2002                            (.30)            12.34              8.98           386,364
December 31, 2001                              --(e)          11.62              6.82           136,461
December 31, 2000***                         (.33)            10.88             12.11*           17,992
---------------------------------------------------------------------------------------------------------
Putnam VT Capital
Appreciation Fund
December 31, 2003                             $--             $7.59             25.04           $23,316
December 31, 2002                            (.02)             6.07            (22.13)           13,542
December 31, 2001                              --              7.82            (13.69)           11,003
December 31, 2000****                          --              9.06             (9.40)*           2,258
---------------------------------------------------------------------------------------------------------
Putnam VT Capital
Opportunities Fund
December 31, 2003*****                      $(.28)           $12.74             30.25*           $5,972
---------------------------------------------------------------------------------------------------------
Putnam VT Discovery
Growth Fund
December 31, 2003                             $--             $4.66             32.39           $19,835
December 31, 2002                              --              3.52            (29.32)           12,353
December 31, 2001                              --              4.98            (30.64)            7,558
December 31, 2000****                          --              7.18            (28.20)*           3,174
---------------------------------------------------------------------------------------------------------
Putnam VT Diversified
Income Fund
December 31, 2003                           $(.83)            $9.32             20.27          $449,121
December 31, 2002                            (.77)             8.55              6.20           440,845
December 31, 2001                            (.68)             8.81              3.82           491,673
December 31, 2000                            (.79)             9.15              0.19           537,743
December 31, 1999                            (.74)             9.92              1.66           623,737
---------------------------------------------------------------------------------------------------------
Putnam VT Equity
Income Fund
December 31, 2003*****                      $(.07)           $12.09             21.57*          $39,133
---------------------------------------------------------------------------------------------------------
Putnam VT The George
Putnam Fund of Boston
December 31, 2003                           $(.26)           $10.93             17.35          $463,270
December 31, 2002                            (.26)             9.58             (8.57)          416,550
December 31, 2001                            (.30)            10.73              0.74           387,517
December 31, 2000                              --             10.96              9.82           305,564
December 31, 1999                            (.26)             9.98             (0.36)          276,553
---------------------------------------------------------------------------------------------------------
Putnam VT Global
Asset Allocation Fund
December 31, 2003                           $(.50)           $13.43             22.04          $417,713
December 31, 2002                            (.25)            11.51            (12.30)          423,653
December 31, 2001                           (1.87)            13.37             (8.42)          611,233
December 31, 2000                           (2.10)            16.66             (4.87)          815,135
December 31, 1999                           (1.44)            19.60             11.85         1,001,087
---------------------------------------------------------------------------------------------------------
Putnam VT Global
Equity Fund
December 31, 2003                           $(.10)            $9.26             29.54          $670,764
December 31, 2002                            (.03)             7.25            (22.16)          659,264
December 31, 2001                           (3.61)             9.34            (29.66)        1,139,131
December 31, 2000                           (4.95)            18.10            (29.64)        2,018,743
December 31, 1999                           (1.86)            30.49             65.00         3,090,073
---------------------------------------------------------------------------------------------------------
Putnam VT Growth
and Income Fund
December 31, 2003                           $(.42)           $23.39             27.69        $4,947,556
December 31, 2002                            (.48)            18.75            (18.79)        4,729,161
December 31, 2001                            (.70)            23.56             (6.16)        7,216,388
December 31, 2000                           (2.84)            25.85              8.11         8,675,872
December 31, 1999                           (2.45)            26.80              1.59         9,567,077
---------------------------------------------------------------------------------------------------------



PUTNAM VARIABLE TRUST
Financial Highlights (continued)
CLASS IA (continued)
---------------------------------------------------------------------------------------------------
                                                                     Ratio of Net
                                                       Ratio of        Investment
                                                       Expenses     Income (Loss)
                                                    Average Net        to Average         Portfolio
Period ended                                     Asets(%)(d)(i)     Net Assets(%)       Turnover(%)
---------------------------------------------------------------------------------------------------
Putnam VT American
Government Income Fund
December 31, 2003                                           .74              2.35            553.08
December 31, 2002                                           .74              3.26            517.44(f)
December 31, 2001                                           .77              4.23            262.05(f)
December 31, 2000***                                        .82(b)*          5.20(b)*        336.72*
---------------------------------------------------------------------------------------------------
Putnam VT Capital
Appreciation Fund
December 31, 2003                                          1.06               .04            143.90
December 31, 2002                                          1.13               .30            166.36
December 31, 2001                                          1.35               .13            101.98
December 31, 2000****                                      1.18*             (.72)*           89.87*
---------------------------------------------------------------------------------------------------
Putnam VT Capital
Opportunities Fund
December 31, 2003*****                                      .71(b)*          (.01)(b)*       163.05*
---------------------------------------------------------------------------------------------------
Putnam VT Discovery
Growth Fund
December 31, 2003                                          1.08              (.58)            81.55
December 31, 2002                                          1.56             (1.11)            92.27(g)
December 31, 2001                                          1.62             (1.10)           109.55
December 31, 2000****                                       .85*             (.67)*           28.20*
---------------------------------------------------------------------------------------------------
Putnam VT Diversified
Income Fund
December 31, 2003                                           .82              7.16            104.06
December 31, 2002                                           .82              8.45            176.17(f)
December 31, 2001                                           .79              8.83            139.13(f)
December 31, 2000                                           .78              8.62            169.27
December 31, 1999                                           .78              7.86            117.02
---------------------------------------------------------------------------------------------------
Putnam VT Equity
Income Fund
December 31, 2003*****                                      .71(b)*           .93(b)*        113.49*
---------------------------------------------------------------------------------------------------
Putnam VT The George
Putnam Fund of Boston
December 31, 2003                                           .73              2.27            144.47
December 31, 2002                                           .75              2.83            128.14(f)
December 31, 2001                                           .76              2.92            334.64(f)
December 31, 2000                                           .76              3.44            154.53
December 31, 1999                                           .83              3.04            173.41
---------------------------------------------------------------------------------------------------
Putnam VT Global
Asset Allocation Fund
December 31, 2003                                           .95              1.92            155.21
December 31, 2002                                           .91              2.10            105.04
December 31, 2001                                           .84              2.54            187.96(f)
December 31, 2000                                           .79              2.73            159.03
December 31, 1999                                           .77              2.22            149.82
---------------------------------------------------------------------------------------------------
Putnam VT Global
Equity Fund
December 31, 2003                                           .92              1.21             88.32
December 31, 2002                                           .89               .92            173.27
December 31, 2001                                           .82               .20            186.11
December 31, 2000                                           .76              (.32)           170.41
December 31, 1999                                           .73              (.09)           154.88
---------------------------------------------------------------------------------------------------
Putnam VT Growth
and Income Fund
December 31, 2003                                           .53              1.85             32.55
December 31, 2002                                           .52              1.71             36.01
December 31, 2001                                           .51              1.42             32.75
December 31, 2000                                           .50              1.63             55.04
December 31, 1999                                           .50              1.66             53.68
---------------------------------------------------------------------------------------------------





PUTNAM VARIABLE TRUST
Financial Highlights

CLASS IA
--------------------------------------------------------------------------------------------------------
                                                Investment Operations:
                                                                                Net
                                            Net                        Realized and
                                          Asset                          Unrealized
                                         Value,              Net        Gain (Loss)        Total from
                                      Beginning       Investment                 on        Investment
Period ended                          of Period    Income (Loss)        Investments        Operations
--------------------------------------------------------------------------------------------------------
Putnam VT Growth
Opportunities Fund
December 31, 2003                         $3.75             $.01(a)            $.87              $.88
December 31, 2002                          5.31               --(a)(e)        (1.56)            (1.56)
December 31, 2001                          7.80             (.01)(a)          (2.48)            (2.49)
December 31, 2000***                      10.00             (.02)(a)          (2.18)            (2.20)
--------------------------------------------------------------------------------------------------------
Putnam VT Health
Sciences Fund
December 31, 2003                         $9.37             $.07(a)           $1.68             $1.75
December 31, 2002                         11.75              .04(a)           (2.41)            (2.37)
December 31, 2001                         14.61              .01(a)           (2.86)            (2.85)
December 31, 2000                         10.50              .01(a)            4.10              4.11
December 31, 1999                         10.94              .01(a)            (.44)             (.43)
--------------------------------------------------------------------------------------------------------
Putnam VT High
Yield Fund
December 31, 2003                         $7.08             $.65(a)           $1.07             $1.72
December 31, 2002                          8.08              .76(a)            (.78)             (.02)
December 31, 2001                          8.98              .91(a)            (.55)              .36
December 31, 2000                         11.09             1.14(a)           (1.97)             (.83)
December 31, 1999                         11.70             1.13(a)            (.48)              .65
--------------------------------------------------------------------------------------------------------
Putnam VT Income
Fund
December 31, 2003                        $12.95             $.46(a)            $.13              $.59
December 31, 2002                         12.65              .64(a)             .33               .97
December 31, 2001                         12.61              .70(a)             .21               .91
December 31, 2000                         12.52              .84(a)             .11               .95
December 31, 1999                         13.73              .78(a)           (1.05)             (.27)
--------------------------------------------------------------------------------------------------------
Putnam VT
International
Equity Fund
December 31, 2003                        $10.14             $.16(a)           $2.73             $2.89
December 31, 2002                         12.42              .13(a)           (2.29)            (2.16)
December 31, 2001                         17.72              .13(a)           (3.62)            (3.49)
December 31, 2000                         21.66              .31(a)           (2.05)            (1.74)
December 31, 1999                         13.52              .08(a)            8.06              8.14
--------------------------------------------------------------------------------------------------------
Putnam VT
International
Growth and Income
Fund
December 31, 2003                         $8.37             $.15(a)           $2.99             $3.14
December 31, 2002                          9.76              .12(a)           (1.44)            (1.32)
December 31, 2001                         13.28              .13(a)           (2.80)            (2.67)
December 31, 2000                         15.25              .16(a)             .05               .21
December 31, 1999                         12.24              .21(a)            2.80              3.01
--------------------------------------------------------------------------------------------------------
Putnam VT
International New
Opportunities Fund
December 31, 2003                        $8..41             $.09(a)           $2.71             $2.80
December 31, 2002                          9.80              .07(a)           (1.38)            (1.31)
December 31, 2001                         13.71              .04(a)           (3.95)            (3.91)
December 31, 2000                         23.31             (.11)(a)          (8.45)            (8.56)
December 31, 1999                         11.49             (.05)(a)          11.88             11.83
--------------------------------------------------------------------------------------------------------
Putnam VT Investors
Fund
December 31, 2003                         $7.08             $.05(a)           $1.87             $1.92
December 31, 2002                          9.31              .04(a)           (2.24)            (2.20)
December 31, 2001                         12.36              .03(a)           (3.07)            (3.04)
December 31, 2000                         15.16              .01(a)           (2.81)            (2.80)
December 31, 1999                         11.65              .01(a)            3.50              3.51
--------------------------------------------------------------------------------------------------------
Putnam VT Mid
Cap Value Fund
December 31, 2003*****                   $10.00             $.07(a)(b)        $2.83             $2.90
--------------------------------------------------------------------------------------------------------



PUTNAM VARIABLE TRUST
Financial Highlights (continued)
CLASS IA (continued)
------------------------------------------------------------------------------------------------
                                                        Less Distributions:
                                                                          From
                                                        From               Net
                                                         Net          Realized              From
                                                  Investment           Gain on            Return
Period ended                                          Income       Investments        of Capital
------------------------------------------------------------------------------------------------
Putnam VT Growth
Opportunities Fund
December 31, 2003                                        $--               $--               $--
December 31, 2002                                         --                --                --
December 31, 2001                                         --                --                --
December 31, 2000***                                      --                --                --
------------------------------------------------------------------------------------------------
Putnam VT Health
Sciences Fund
December 31, 2003                                      $(.08)              $--               $--
December 31, 2002                                       (.01)               --                --
December 31, 2001                                       (.01)               --                --
December 31, 2000                                         --                --                --
December 31, 1999                                       (.01)               --                --
------------------------------------------------------------------------------------------------
Putnam VT High
Yield Fund
December 31, 2003                                      $(.83)              $--               $--
December 31, 2002                                       (.98)               --                --
December 31, 2001                                      (1.26)               --                --
December 31, 2000                                      (1.28)               --                --
December 31, 1999                                      (1.26)               --                --
------------------------------------------------------------------------------------------------
Putnam VT Income Fund
December 31, 2003                                      $(.63)              $--               $--
December 31, 2002                                       (.67)               --                --
December 31, 2001                                       (.87)               --                --
December 31, 2000                                       (.86)               --                --
December 31, 1999                                       (.73)             (.21)               --
------------------------------------------------------------------------------------------------
Putnam VT
International Equity
Fund
December 31, 2003                                      $(.12)              $--               $--
December 31, 2002                                       (.12)               --                --
December 31, 2001                                       (.06)            (1.75)               --
December 31, 2000                                       (.41)            (1.79)               --
December 31, 1999                                         --                --                --
------------------------------------------------------------------------------------------------
Putnam VT
International
Growth and Income
Fund
December 31, 2003                                      $(.16)              $--               $--
December 31, 2002                                       (.07)               --                --
December 31, 2001                                       (.13)             (.72)               --
December 31, 2000                                       (.68)            (1.50)               --
December 31, 1999                                         --                --                --
------------------------------------------------------------------------------------------------
Putnam VT
International New
Opportunities Fund
December 31, 2003                                      $(.05)              $--               $--
December 31, 2002                                       (.08)               --                --
December 31, 2001                                         --                --                --
December 31, 2000                                       (.01)            (1.03)               --(e)
December 31, 1999                                       (.01)               --                --
------------------------------------------------------------------------------------------------
Putnam VT Investors
Fund
December 31, 2003                                      $(.05)              $--               $--
December 31, 2002                                       (.03)               --                --
December 31, 2001                                       (.01)               --                --
December 31, 2000                                         --                --                --
December 31, 1999                                         --                --                --
------------------------------------------------------------------------------------------------
Putnam VT Mid Cap
Value Fund
December 31, 2003*****                                 $(.04)            $(.07)              $--
------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST
Financial Highlights (continued)
CLASS IA (continued)
---------------------------------------------------------------------------------------------------------
                                                                               Total
                                                                          Investment
                                                                           Return at       Net Assets,
                                           Total  Net Asset Value,         Net Asset     End of Period
Period ended                       Distributions     End of Period    Value(%)(c)(i)    (in thousands)
---------------------------------------------------------------------------------------------------------
Putnam VT Growth
Opportunities Fund
December 31, 2003                            $--             $4.63             23.47           $38,470
December 31, 2002                             --              3.75            (29.38)           32,235
December 31, 2001                             --              5.31            (31.92)           55,646
December 31, 2000***                          --              7.80            (22.00)*          77,022
---------------------------------------------------------------------------------------------------------
Putnam VT Health
Sciences Fund
December 31, 2003                          $(.08)           $11.04             18.80          $200,054
December 31, 2002                           (.01)             9.37            (20.21)          212,783
December 31, 2001                           (.01)            11.75            (19.53)          342,488
December 31, 2000                             --             14.61             39.14           497,695
December 31, 1999                           (.01)            10.50             (3.93)          218,848
---------------------------------------------------------------------------------------------------------
Putnam VT High
Yield Fund
December 31, 2003                          $(.83)            $7.97             26.68          $594,299
December 31, 2002                           (.98)             7.08             (0.52)          526,885
December 31, 2001                          (1.26)             8.08              4.00           647,505
December 31, 2000                          (1.28)             8.98             (8.45)          709,534
December 31, 1999                          (1.26)            11.09              5.92           964,590
---------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
December 31, 2003                          $(.63)           $12.91              4.70          $765,119
December 31, 2002                           (.67)            12.95              8.09           919,294
December 31, 2001                           (.87)            12.65              7.53           879,911
December 31, 2000                           (.86)            12.61              8.01           806,452
December 31, 1999                           (.94)            12.52             (2.07)          935,800
---------------------------------------------------------------------------------------------------------
Putnam VT
International
Equity Fund
December 31, 2003                          $(.12)           $12.91             28.91          $444,329
December 31, 2002                           (.12)            10.14            (17.60)          430,607
December 31, 2001                          (1.81)            12.42            (20.41)          521,192
December 31, 2000                          (2.20)            17.72             (9.48)          696,527
December 31, 1999                             --             21.66             60.21           627,368
---------------------------------------------------------------------------------------------------------
Putnam VT
International
Growth and Income
Fund
December 31, 2003                          $(.16)           $11.35             38.37          $227,237
December 31, 2002                           (.07)             8.37            (13.67)          201,168
December 31, 2001                           (.85)             9.76            (20.67)          273,298
December 31, 2000                          (2.18)            13.28              1.36           393,973
December 31, 1999                             --             15.25             24.59           387,504
---------------------------------------------------------------------------------------------------------
Putnam VT
International
New Opportunities
Fund
December 31, 2003                          $(.05)           $11.16             33.59           $98,339
December 31, 2002                           (.08)             8.41            (13.46)           91,939
December 31, 2001                             --              9.80            (28.52)          140,731
December 31, 2000                          (1.04)            13.71            (38.56)          255,447
December 31, 1999                           (.01)            23.31            102.96           330,982
---------------------------------------------------------------------------------------------------------
Putnam VT
Investors Fund
December 31, 2003                          $(.05)            $8.95             27.39          $353,033
December 31, 2002                           (.03)             7.08            (23.68)          341,675
December 31, 2001                           (.01)             9.31            (24.61)          597,312
December 31, 2000                             --             12.36            (18.47)          905,213
December 31, 1999                             --             15.16             30.13           867,151
---------------------------------------------------------------------------------------------------------
Putnam VT Mid
Cap Value Fund
December 31, 2003*****                     $(.11)           $12.79             29.01*          $16,499
---------------------------------------------------------------------------------------------------------



PUTNAM VARIABLE TRUST
Financial Highlights (continued)
CLASS IA (continued)
------------------------------------------------------------------------------------------------
                                                                  Ratio of Net
                                                    Ratio of        Investment
                                                    Expenses     Income (Loss)
                                              to Average Net        to Average         Portfolio
Period ended                                 Assets(%)(d)(i)     Net Assets(%)       Turnover(%)
------------------------------------------------------------------------------------------------
Putnam VT Growth
Opportunities Fund
December 31, 2003                                        .96               .17             59.00
December 31, 2002                                        .96               .03             63.30
December 31, 2001                                        .85              (.19)            83.13
December 31, 2000***                                     .80*             (.23)*           57.60*
------------------------------------------------------------------------------------------------
Putnam VT Health
Sciences Fund
December 31, 2003                                        .84               .39             63.66
December 31, 2002                                        .83               .39             74.33
December 31, 2001                                        .79               .09             53.20
December 31, 2000                                        .79               .06             49.10
December 31, 1999                                        .83               .14             82.45
------------------------------------------------------------------------------------------------
Putnam VT High
Yield Fund
December 31, 2003                                        .78              8.86             75.01
December 31, 2002                                        .78             10.55             68.41
December 31, 2001                                        .76             10.99             81.97
December 31, 2000                                        .74             11.46             69.05
December 31, 1999                                        .72             10.18             52.96
------------------------------------------------------------------------------------------------
Putnam VT Income Fund
December 31, 2003                                        .68              3.61            287.19
December 31, 2002                                        .68              5.10            399.61(f)
December 31, 2001                                        .68              5.60            250.79(f)
December 31, 2000                                        .67              6.94            238.00
December 31, 1999                                        .67              6.07            220.90
------------------------------------------------------------------------------------------------
Putnam VT
International
Equity Fund
December 31, 2003                                        .94              1.50             71.14
December 31, 2002                                        .99              1.17             53.20(g)
December 31, 2001                                        .94               .93             69.81
December 31, 2000                                        .94              1.62             78.84
December 31, 1999                                       1.02               .51            107.38
------------------------------------------------------------------------------------------------
Putnam VT
International
Growth and Income
Fund
December 31, 2003                                       1.02              1.70             71.71
December 31, 2002                                       1.00              1.34             99.21
December 31, 2001                                        .98              1.26            154.29
December 31, 2000                                        .97              1.15             82.02
December 31, 1999                                        .98              1.50             92.27
------------------------------------------------------------------------------------------------
Putnam VT
International New
Opportunities Fund
December 31, 2003                                       1.26              1.00            135.90
December 31, 2002                                       1.27               .82            136.66
December 31, 2001                                       1.24               .35            198.97
December 31, 2000                                       1.21              (.57)           189.71
December 31, 1999                                       1.41              (.36)           196.53
------------------------------------------------------------------------------------------------
Putnam VT
Investors Fund
December 31, 2003                                        .75               .71             73.32
December 31, 2002                                        .72               .56            122.88
December 31, 2001                                        .66               .23             98.05
December 31, 2000                                        .65               .08             76.32
December 31, 1999                                        .71               .05             65.59
------------------------------------------------------------------------------------------------
Putnam VT Mid
Cap Value Fund
December 31, 2003*****                                   .74(b)*           .60(b)*        117.37*
------------------------------------------------------------------------------------------------






PUTNAM VARIABLE TRUST
Financial Highlights
CLASS IA
---------------------------------------------------------------------------------------------------------
                                               Investment Operations:
                                                                               Net
                                           Net                        Realized and
                                         Asset                          Unrealized
                                        Value,             Net         Gain (Loss)        Total from
                                     Beginning      Investment                  on        Investment
Period ended                         of Period   Income (Loss)         Investments        Operations
---------------------------------------------------------------------------------------------------------
Putnam VT Money
Market Fund
December 31, 2003                        $1.00          $.0076                 $--(h)         $.0076
December 31, 2002                         1.00           .0145                  --(h)          .0145
December 31, 2001                         1.00           .0392                  --             .0392
December 31, 2000                         1.00           .0588                  --             .0588
December 31, 1999                         1.00           .0476                  --             .0476
---------------------------------------------------------------------------------------------------------
Putnam VT New
Opportunities Fund
December 31, 2003                       $11.62           $(.02)(a)           $3.83             $3.81
December 31, 2002                        16.67            (.03)(a)           (5.02)            (5.05)
December 31, 2001                        29.89            (.04)(a)           (8.76)            (8.80)
December 31, 2000                        43.54            (.13)(a)          (10.03)           (10.16)
December 31, 1999                        26.06            (.08)(a)           17.93             17.85
---------------------------------------------------------------------------------------------------------
Putnam VT New
Value Fund
December 31, 2003                       $10.98            $.15(a)            $3.39             $3.54
December 31, 2002                        13.47             .16(a)            (2.14)            (1.98)
December 31, 2001                        13.52             .18(a)              .28               .46
December 31, 2000                        11.86             .21(a)             2.27              2.48
December 31, 1999                        12.03             .18(a)             (.14)              .04
---------------------------------------------------------------------------------------------------------
Putnam VT OTC &
Emerging Growth Fund
December 31, 2003                        $4.09           $(.03)(a)           $1.50             $1.47
December 31, 2002                         6.02            (.03)(a)           (1.90)            (1.93)
December 31, 2001                        11.06            (.05)(a)           (4.99)            (5.04)
December 31, 2000                        22.79            (.08)(a)          (11.42)           (11.50)
December 31, 1999                        10.09            (.08)(a)(b)        12.84             12.76
---------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
December 31, 2003                        $8.51            $.07(a)            $2.10             $2.17
December 31, 2002                        10.99             .06(a)            (2.47)            (2.41)
December 31, 2001                        14.32             .08(a)            (2.73)            (2.65)
December 31, 2000                        14.69             .07(a)             (.34)             (.27)
December 31, 1999                        11.93             .05(a)(b)          3.20              3.25
---------------------------------------------------------------------------------------------------------
Putnam VT Small
Cap Value Fund
December 31, 2003                       $12.23            $.11(a)            $5.97             $6.08
December 31, 2002                        15.09             .08(a)            (2.76)            (2.68)
December 31, 2001                        12.81             .08(a)             2.27              2.35
December 31, 2000                        10.31             .07(a)             2.47              2.54
December 31, 1999**                      10.00            (.02)(a)             .37               .35
---------------------------------------------------------------------------------------------------------
Putnam VT Utilities
Growth and Income Fund
December 31, 2003                        $9.57            $.28(a)            $1.99             $2.27
December 31, 2002                        12.97             .35(a)            (3.35)            (3.00)
December 31, 2001                        18.13             .36(a)            (4.17)            (3.81)
December 31, 2000                        16.97             .49(a)             2.25              2.74
December 31, 1999                        18.19             .52(a)             (.72)             (.20)
---------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
December 31, 2003                        $7.93           $(.02)(a)           $2.67             $2.65
December 31, 2002                        11.40            (.03)(a)           (3.44)            (3.47)
December 31, 2001                        19.65            (.02)(a)           (6.47)            (6.49)
December 31, 2000                        20.68            (.05)(a)            (.73)             (.78)
December 31, 1999                        14.72            (.05)(a)            7.64              7.59
---------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
December 31, 2003                       $21.00            $.10(a)            $5.15             $5.25
December 31, 2002                        28.72             .12(a)            (7.63)            (7.51)
December 31, 2001                        48.82             .20(a)           (10.65)           (10.45)
December 31, 2000                        66.25             .04(a)            (8.96)            (8.92)
December 31, 1999                        45.85             .03(a)            24.59             24.62
---------------------------------------------------------------------------------------------------------



PUTNAM VARIABLE TRUST
Financial Highlights (continued)
CLASS IA (continued)
------------------------------------------------------------------------------------------------------
                                                             Less Distributions:
                                                                                From
                                                             From                Net
                                                              Net           Realized              From
                                                       Investment            Gain on            Return
Period ended                                               Income        Investments        of Capital
------------------------------------------------------------------------------------------------------
Putnam VT Money
Market Fund
December 31, 2003                                         $(.0076)               $--               $--
December 31, 2002                                          (.0145)                --                --
December 31, 2001                                          (.0392)                --                --
December 31, 2000                                          (.0588)                --                --
December 31, 1999                                          (.0476)                --                --
------------------------------------------------------------------------------------------------------
Putnam VT New
Opportunities Fund
December 31, 2003                                             $--                $--               $--
December 31, 2002                                              --                 --                --
December 31, 2001                                              --              (4.42)               --(e)
December 31, 2000                                              --              (3.49)               --
December 31, 1999                                              --               (.37)               --
------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
December 31, 2003                                           $(.18)               $--               $--
December 31, 2002                                            (.13)              (.38)               --
December 31, 2001                                            (.14)              (.37)               --
December 31, 2000                                            (.18)              (.64)               --
December 31, 1999                                              --(e)            (.21)               --
------------------------------------------------------------------------------------------------------
Putnam VT OTC &
Emerging Growth Fund
December 31, 2003                                             $--                $--               $--
December 31, 2002                                              --                 --                --
December 31, 2001                                              --                 --                --
December 31, 2000                                              --               (.23)               --(e)
December 31, 1999                                              --               (.06)               --
------------------------------------------------------------------------------------------------------
Putnam VT
Research Fund
December 31, 2003                                           $(.05)               $--               $--
December 31, 2002                                            (.07)                --                --
December 31, 2001                                            (.05)              (.63)               --
December 31, 2000                                              --               (.10)               --
December 31, 1999                                            (.03)              (.46)               --
------------------------------------------------------------------------------------------------------
Putnam VT Small
Cap Value Fund
December 31, 2003                                           $(.08)               $--               $--
December 31, 2002                                            (.04)              (.14)               --
December 31, 2001                                              --(e)            (.07)               --
December 31, 2000                                            (.04)                --                --
December 31, 1999**                                            --               (.03)             (.01)
------------------------------------------------------------------------------------------------------
Putnam VT Utilities
Growth and Income Fund
December 31, 2003                                           $(.41)               $--               $--
December 31, 2002                                            (.40)                --                --
December 31, 2001                                            (.50)              (.85)               --
December 31, 2000                                            (.57)             (1.01)               --
December 31, 1999                                            (.50)              (.52)               --
------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
December 31, 2003                                             $--                $--               $--
December 31, 2002                                              --                 --                --
December 31, 2001                                              --              (1.76)               --(e)
December 31, 2000                                              --               (.25)               --
December 31, 1999                                              --              (1.63)               --
------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
December 31, 2003                                           $(.15)               $--               $--
December 31, 2002                                            (.21)                --                --
December 31, 2001                                            (.05)             (9.60)               --
December 31, 2000                                            (.02)             (8.49)               --
December 31, 1999                                            (.05)             (4.17)               --
------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST
Financial Highlights (continued)
CLASS IA (continued)
---------------------------------------------------------------------------------------------------------
                                                                               Total
                                                                          Investment
                                                                           Return at        Net Assets,
                                          Total   Net Asset Value,         Net Asset      End of Period
Period ended                      Distributions      End of Period    Value(%)(c)(i)     (in thousands)
---------------------------------------------------------------------------------------------------------
Putnam VT Money
Market Fund
December 31, 2003                       $(.0076)             $1.00               .76           $457,943
December 31, 2002                        (.0145)              1.00              1.46            794,448
December 31, 2001                        (.0392)              1.00              3.99            893,647
December 31, 2000                        (.0588)              1.00              6.03            637,405
December 31, 1999                        (.0476)              1.00              4.86            823,013
---------------------------------------------------------------------------------------------------------
Putnam VT New
Opportunities Fund
December 31, 2003                           $--             $15.43             32.79         $1,826,123
December 31, 2002                            --              11.62            (30.29)         1,664,685
December 31, 2001                         (4.42)             16.67            (29.99)         3,058,087
December 31, 2000                         (3.49)             29.89            (26.09)         4,992,696
December 31, 1999                          (.37)             43.54             69.35          6,432,227
---------------------------------------------------------------------------------------------------------
Putnam VT New
Value Fund
December 31, 2003                         $(.18)            $14.34             32.86           $416,273
December 31, 2002                          (.51)             10.98            (15.44)           366,623
December 31, 2001                          (.51)             13.47              3.53            455,975
December 31, 2000                          (.82)             13.52             22.59            302,930
December 31, 1999                          (.21)             11.86               .27            249,092
---------------------------------------------------------------------------------------------------------
Putnam VT OTC &
Emerging Growth Fund
December 31, 2003                           $--              $5.56             35.94            $73,227
December 31, 2002                            --               4.09            (32.06)            61,535
December 31, 2001                            --               6.02            (45.57)           107,050
December 31, 2000                          (.23)             11.06            (51.03)           217,797
December 31, 1999                          (.06)             22.79            126.52            207,003
---------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
December 31, 2003                         $(.05)            $10.63             25.69           $128,360
December 31, 2002                          (.07)              8.51            (22.06)           127,084
December 31, 2001                          (.68)             10.99            (18.62)           197,443
December 31, 2000                          (.10)             14.32             (1.84)           222,579
December 31, 1999                          (.49)             14.69             27.58            134,115
---------------------------------------------------------------------------------------------------------
Putnam VT Small
Cap Value Fund
December 31, 2003                         $(.08)            $18.23             50.06           $290,933
December 31, 2002                          (.18)             12.23            (18.06)           215,964
December 31, 2001                          (.07)             15.09             18.42            231,329
December 31, 2000                          (.04)             12.81             24.62             59,483
December 31, 1999**                        (.04)             10.31              3.47*            12,298
---------------------------------------------------------------------------------------------------------
Putnam VT Utilities
Growth and Income Fund
December 31, 2003                         $(.41)            $11.43             25.00           $352,531
December 31, 2002                          (.40)              9.57            (23.83)           355,128
December 31, 2001                         (1.35)             12.97            (22.11)           631,897
December 31, 2000                         (1.58)             18.13             17.61            958,078
December 31, 1999                         (1.02)             16.97              (.66)           945,581
---------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
December 31, 2003                           $--             $10.58             33.42           $263,268
December 31, 2002                            --               7.93            (30.44)           234,249
December 31, 2001                         (1.76)             11.40            (33.34)           443,879
December 31, 2000                          (.25)             19.65             (3.98)           767,550
December 31, 1999                         (1.63)             20.68             52.90            542,491
---------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
December 31, 2003                         $(.15)            $26.10             25.16         $2,799,625
December 31, 2002                          (.21)             21.00            (26.34)         2,740,121
December 31, 2001                         (9.65)             28.72            (22.24)         4,784,868
December 31, 2000                         (8.51)             48.82            (16.41)         7,326,157
December 31, 1999                         (4.22)             66.25             58.22          9,130,197
---------------------------------------------------------------------------------------------------------



PUTNAM VARIABLE TRUST
Financial Highlights (continued)
CLASS IA (continued)
---------------------------------------------------------------------------------------------------------
                                                                           Ratio of Net
                                                            Ratio of         Investment
                                                             Expenses     Income (Loss)
                                                       to Average Net        to Average         Portfolio
Period ended                                          Assets(%)(d)(i)     Net Assets(%)       Turnover(%)
---------------------------------------------------------------------------------------------------------
Putnam VT Money
Market Fund
December 31, 2003                                                 .49               .77                --
December 31, 2002                                                 .48              1.45                --
December 31, 2001                                                 .45              3.75                --
December 31, 2000                                                 .50              5.87                --
December 31, 1999                                                 .49              4.77                --
---------------------------------------------------------------------------------------------------------
Putnam VT New
Opportunities Fund
December 31, 2003                                                 .67              (.11)            44.22
December 31, 2002                                                 .63              (.19)            68.82
December 31, 2001                                                 .59              (.21)            72.16
December 31, 2000                                                 .57              (.31)            53.64
December 31, 1999                                                 .59              (.28)            71.14
---------------------------------------------------------------------------------------------------------
Putnam VT New
Value Fund
December 31, 2003                                                 .79              1.24             59.50
December 31, 2002                                                 .78              1.37             60.33
December 31, 2001                                                 .79              1.32             74.80
December 31, 2000                                                 .79              1.75             83.62
December 31, 1999                                                 .80              1.40             98.21
---------------------------------------------------------------------------------------------------------
Putnam VT OTC &
Emerging Growth Fund
December 31, 2003                                                 .89              (.62)            71.72
December 31, 2002                                                 .90              (.72)            68.02
December 31, 2001                                                 .85              (.63)           116.66
December 31, 2000                                                 .81              (.42)            88.63
December 31, 1999                                                 .90(b)           (.55)(b)        127.98
---------------------------------------------------------------------------------------------------------
Putnam VT
Research Fund
December 31, 2003                                                 .79               .82            116.88
December 31, 2002                                                 .78               .64            154.60
December 31, 2001                                                 .74               .67            146.42
December 31, 2000                                                 .78               .47            161.52
December 31, 1999                                                 .85(b)            .34(b)         169.16
---------------------------------------------------------------------------------------------------------
Putnam VT Small
Cap Value Fund
December 31, 2003                                                 .91               .77             36.14
December 31, 2002                                                 .92               .57             51.54
December 31, 2001                                                 .94               .56             36.65
December 31, 2000                                                1.10               .59             34.05
December 31, 1999**                                              1.29*             (.24)*           48.24*
---------------------------------------------------------------------------------------------------------
Putnam VT Utilities
Growth and Income Fund
December 31, 2003                                                 .83              2.84             38.45
December 31, 2002                                                 .79              3.23             42.68
December 31, 2001                                                 .73              2.45             93.13
December 31, 2000                                                 .72              2.94             28.88
December 31, 1999                                                 .71              3.02             26.16
---------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
December 31, 2003                                                 .76              (.21)            90.84
December 31, 2002                                                 .74              (.28)            78.14
December 31, 2001                                                 .67              (.18)           112.81
December 31, 2000                                                 .67              (.22)           104.60
December 31, 1999                                                 .75              (.29)           133.32
---------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
December 31, 2003                                                 .62               .45             47.37
December 31, 2002                                                 .60               .51             90.52
December 31, 2001                                                 .57               .61            105.03
December 31, 2000                                                 .56               .07             92.54
December 31, 1999                                                 .57               .05             85.13
---------------------------------------------------------------------------------------------------------





PUTNAM VARIABLE TRUST
Financial Highlights
CLASS IB
---------------------------------------------------------------------------------------------------------
                                                Investment Operations:
                                                                                Net
                                            Net                        Realized and
                                          Asset                          Unrealized
                                         Value,               Net       Gain (Loss)        Total from
                                      Beginning        Investment                on        Investment
Period ended                          of Period     Income (Loss)       Investments        Operations
---------------------------------------------------------------------------------------------------------
Putnam VT American
Government Income Fund
December 31, 2003                        $12.30              $.25(a)          $(.07)             $.18
December 31, 2002                         11.59               .37(a)            .62               .99
December 31, 2001                         10.87               .47(a)            .25               .72
December 31, 2000***                      10.00               .54(a)(b)         .66              1.20
---------------------------------------------------------------------------------------------------------
Putnam VT Capital
Appreciation Fund
December 31, 2003                         $6.05             $(.01)(a)         $1.51             $1.50
December 31, 2002                          7.80                --(a)(e)       (1.74)            (1.74)
December 31, 2001                          9.06              (.01)(a)         (1.25)            (1.26)
December 31, 2000****                     10.00              (.05)(a)          (.89)             (.94)
---------------------------------------------------------------------------------------------------------
Putnam VT Capital
Opportunities Fund
December 31, 2003*****                   $10.00             $(.03)(a)(b)      $3.03             $3.00
---------------------------------------------------------------------------------------------------------
Putnam VT Discovery
Growth Fund
December 31, 2003                         $3.50             $(.03)(a)         $1.15             $1.12
December 31, 2002                          4.97              (.05)(a)         (1.42)            (1.47)
December 31, 2001                          7.18              (.07)(a)         (2.14)            (2.21)
December 31, 2000****                     10.00              (.07)(a)         (2.75)            (2.82)
---------------------------------------------------------------------------------------------------------
Putnam VT
Diversified
Income Fund
December 31, 2003                         $8.49              $.60(a)           $.96             $1.56
December 31, 2002                          8.75               .68(a)           (.18)              .50
December 31, 2001                          9.11               .76(a)           (.45)              .31
December 31, 2000                          9.90               .78(a)           (.78)               --
December 31, 1999                         10.47               .78(a)           (.62)              .16
---------------------------------------------------------------------------------------------------------
Putnam VT Equity
Income Fund
December 31, 2003*****                   $10.00              $.09(a)(b)       $2.05             $2.14
---------------------------------------------------------------------------------------------------------
Putnam VT The George
Putnam Fund of Boston
December 31, 2003                         $9.54              $.20(a)          $1.38             $1.58
December 31, 2002                         10.69               .26(a)          (1.17)             (.91)
December 31, 2001                         10.94               .29(a)           (.25)              .04
December 31, 2000                          9.98               .18(a)            .78               .96
December 31, 1999                         10.28               .30(a)           (.34)             (.04)
---------------------------------------------------------------------------------------------------------
Putnam VT Global
Asset Allocation Fund
December 31, 2003                        $11.51              $.20(a)          $2.21             $2.41
December 31, 2002                         13.37               .23(a)          (1.86)            (1.63)
December 31, 2001                         16.67               .32(a)          (1.77)            (1.45)
December 31, 2000                         19.60               .45(a)          (1.29)             (.84)
December 31, 1999                         18.95               .39(a)           1.69              2.08
---------------------------------------------------------------------------------------------------------
Putnam VT Global
Equity Fund
December 31, 2003                         $7.19              $.07(a)          $2.01             $2.08
December 31, 2002                          9.27               .05(a)          (2.12)            (2.07)
December 31, 2001                         18.02                --(a)(e)       (5.14)            (5.14)
December 31, 2000                         30.41              (.10)(a)         (7.34)            (7.44)
December 31, 1999                         20.28              (.10)(a)         12.08             11.98
---------------------------------------------------------------------------------------------------------
Putnam VT Growth
and Income Fund
December 31, 2003                        $18.64              $.32(a)          $4.67             $4.99
December 31, 2002                         23.44               .31(a)          (4.67)            (4.36)
December 31, 2001                         25.76               .29(a)          (1.93)            (1.64)
December 31, 2000                         26.75               .36(a)           1.48              1.84
December 31, 1999                         28.75               .41(a)            .04               .45
---------------------------------------------------------------------------------------------------------



PUTNAM VARIABLE TRUST
Financial Highlights (continued)
CLASS IB (continued)
------------------------------------------------------------------------------------------------------
                                                             Less Distributions:
                                                                                From
                                                              From               Net              From
                                                               Net          Realized            Return
                                                        Investment           Gain on                of
Period ended                                                Income       Investments           Capital
------------------------------------------------------------------------------------------------------
Putnam VT American
Government Income Fund
December 31, 2003                                            $(.23)            $(.23)              $--
December 31, 2002                                             (.28)               --                --
December 31, 2001                                               --                --(e)             --
December 31, 2000***                                          (.22)             (.11)               --
------------------------------------------------------------------------------------------------------
Putnam VT Capital
Appreciation Fund
December 31, 2003                                              $--               $--               $--
December 31, 2002                                             (.01)               --                --(e)
December 31, 2001                                               --                --                --
December 31, 2000****                                           --                --                --
------------------------------------------------------------------------------------------------------
Putnam VT Capital
Opportunities Fund
December 31, 2003*****                                         $--             $(.28)              $--
------------------------------------------------------------------------------------------------------
Putnam VT Discovery
Growth Fund
December 31, 2003                                              $--               $--               $--
December 31, 2002                                               --                --                --
December 31, 2001                                               --                --                --
December 31, 2000****                                           --                --                --
------------------------------------------------------------------------------------------------------
Putnam VT Diversified
Income Fund
December 31, 2003                                            $(.81)              $--               $--
December 31, 2002                                             (.76)               --                --
December 31, 2001                                             (.67)               --                --
December 31, 2000                                             (.79)               --                --
December 31, 1999                                             (.73)               --                --
------------------------------------------------------------------------------------------------------
Putnam VT Equity
Income Fund
December 31, 2003*****                                       $(.04)            $(.02)              $--
------------------------------------------------------------------------------------------------------
Putnam VT The George
Putnam Fund of Boston
December 31, 2003                                            $(.24)              $--               $--
December 31, 2002                                             (.24)               --                --
December 31, 2001                                             (.29)               --                --
December 31, 2000                                               --                --                --
December 31, 1999                                             (.23)             (.02)             (.01)
------------------------------------------------------------------------------------------------------
Putnam VT Global
Asset Allocation Fund
December 31, 2003                                            $(.47)              $--               $--
December 31, 2002                                             (.23)               --                --
December 31, 2001                                             (.16)            (1.69)               --
December 31, 2000                                             (.33)            (1.76)               --
December 31, 1999                                             (.37)            (1.06)               --
------------------------------------------------------------------------------------------------------
Putnam VT Global
Equity Fund
December 31, 2003                                            $(.08)              $--               $--
December 31, 2002                                             (.01)               --                --
December 31, 2001                                               --             (3.61)               --
December 31, 2000                                             (.18)            (4.77)               --
December 31, 1999                                             (.08)            (1.77)               --
------------------------------------------------------------------------------------------------------
Putnam VT Growth
and Income Fund
December 31, 2003                                            $(.37)              $--               $--
December 31, 2002                                             (.32)             (.12)               --
December 31, 2001                                             (.39)             (.29)               --
December 31, 2000                                             (.49)            (2.34)               --
December 31, 1999                                             (.41)            (2.04)               --
------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST
Financial Highlights (Continued)
CLASS IB  (Continued)
---------------------------------------------------------------------------------------------------------
                                                                                Total
                                                                           Investment
                                                                            Return at       Net Assets,
                                            Total  Net Asset Value,         Net Asset     End of Period
Period ended                        Distributions     End of Period    Value(%)(c)(i)    (in thousands)
---------------------------------------------------------------------------------------------------------
Putnam VT American
Government Income Fund
December 31, 2003                           $(.46)           $12.02              1.56          $107,751
December 31, 2002                            (.28)            12.30              8.77           164,573
December 31, 2001                              --(e)          11.59              6.64            73,366
December 31, 2000***                         (.33)            10.87             11.98*            7,690
---------------------------------------------------------------------------------------------------------
Putnam VT Capital
Appreciation Fund
December 31, 2003                             $--             $7.55             24.79           $20,315
December 31, 2002                            (.01)             6.05            (22.35)           14,021
December 31, 2001                              --              7.80            (13.91)            9,784
December 31, 2000****                          --              9.06             (9.40)*             989
---------------------------------------------------------------------------------------------------------
Putnam VT Capital
Opportunities Fund
December 31, 2003*****                      $(.28)           $12.72             30.05*           $4,737
---------------------------------------------------------------------------------------------------------
Putnam VT Discovery
Growth Fund
December 31, 2003                             $--             $4.62             32.00           $35,091
December 31, 2002                              --              3.50            (29.58)           24,082
December 31, 2001                              --              4.97            (30.78)           13,245
December 31, 2000****                          --              7.18            (28.20)*           1,921
---------------------------------------------------------------------------------------------------------
Putnam VT
Diversified
Income Fund
December 31, 2003                           $(.81)            $9.24             19.91          $141,644
December 31, 2002                            (.76)             8.49              6.03           102,982
December 31, 2001                            (.67)             8.75              3.51            92,828
December 31, 2000                            (.79)             9.11             (0.07)           68,832
December 31, 1999                            (.73)             9.90              1.65            23,182
---------------------------------------------------------------------------------------------------------
Putnam VT Equity
Income Fund
December 31, 2003*****                      $(.06)           $12.08             21.39*          $22,804
---------------------------------------------------------------------------------------------------------
Putnam VT The George
Putnam Fund of Boston
December 31, 2003                           $(.24)           $10.88             17.04          $254,106
December 31, 2002                            (.24)             9.54             (8.75)          178,710
December 31, 2001                            (.29)            10.69              0.46           156,821
December 31, 2000                              --             10.94              9.62            94,236
December 31, 1999                            (.26)             9.98              (.41)           38,566
---------------------------------------------------------------------------------------------------------
Putnam VT Global
Asset Allocation Fund
December 31, 2003                           $(.47)           $13.45             21.90           $32,588
December 31, 2002                            (.23)            11.51            (12.46)           21,758
December 31, 2001                           (1.85)            13.37             (8.58)           24,735
December 31, 2000                           (2.09)            16.67             (4.87)           18,984
December 31, 1999                           (1.43)            19.60             11.76             6,617
---------------------------------------------------------------------------------------------------------
Putnam VT Global
Equity Fund
December 31, 2003                           $(.08)            $9.19             29.23           $74,972
December 31, 2002                            (.01)             7.19            (22.39)           65,834
December 31, 2001                           (3.61)             9.27            (29.76)           92,817
December 31, 2000                           (4.95)            18.02            (29.75)          103,129
December 31, 1999                           (1.85)            30.41             64.56            28,909
---------------------------------------------------------------------------------------------------------
Putnam VT Growth
and Income Fund
December 31, 2003                           $(.37)           $23.26             27.38          $828,558
December 31, 2002                            (.44)            18.64            (18.99)          612,170
December 31, 2001                            (.68)            23.44             (6.39)          709,842
December 31, 2000                           (2.83)            25.76              7.92           513,216
December 31, 1999                           (2.45)            26.75              1.47           162,112
---------------------------------------------------------------------------------------------------------



PUTNAM VARIABLE TRUST
Financial Highlights (Continued)
CLASS IB  (Continued)
--------------------------------------------------------------------------------------------------------
                                                                          Ratio of Net
                                                            Ratio of        Investment
                                                            Expenses     Income (Loss)
                                                      to Average Net        to Average         Portfolio
Period ended                                         Assets(%)(d)(i)     Net Assets(%)       Turnover(%)
--------------------------------------------------------------------------------------------------------
Putnam VT American
Government Income Fund
December 31, 2003                                                .99              2.09            553.08
December 31, 2002                                                .99              3.13            517.44(f)
December 31, 2001                                                .99              4.12            262.05(f)
December 31, 2000***                                             .95(b)*          5.21(b)*        336.72*
--------------------------------------------------------------------------------------------------------
Putnam VT Capital
Appreciation Fund
December 31, 2003                                               1.31              (.20)           143.90
December 31, 2002                                               1.38               .05            166.36
December 31, 2001                                               1.57              (.13)           101.98
December 31, 2000****                                           1.22*             (.66)*           89.87*
--------------------------------------------------------------------------------------------------------
Putnam VT Capital
Opportunities Fund
December 31, 2003*****                                           .88(b)*          (.18)(b)*       163.05*
--------------------------------------------------------------------------------------------------------
Putnam VT Discovery
Growth Fund
December 31, 2003                                               1.33              (.83)            81.55
December 31, 2002                                               1.81             (1.36)            92.27(g)
December 31, 2001                                               1.84             (1.34)           109.55
December 31, 2000****                                            .89*             (.67)*           28.20*
--------------------------------------------------------------------------------------------------------
Putnam VT Diversified
Income Fund
December 31, 2003                                               1.07              6.86            104.06
December 31, 2002                                               1.07              8.20            176.17(f)
December 31, 2001                                               1.01              8.58            139.13(f)
December 31, 2000                                                .93              8.45            169.27
December 31, 1999                                                .93              7.67            117.02
--------------------------------------------------------------------------------------------------------
Putnam VT Equity
Income Fund
December 31, 2003*****                                           .88(b)*           .76(b)*        113.49*
--------------------------------------------------------------------------------------------------------
Putnam VT The George
Putnam Fund of Boston
December 31, 2003                                                .98              2.00            144.47
December 31, 2002                                               1.00              2.58            128.14(f)
December 31, 2001                                                .98              2.69            334.64(f)
December 31, 2000                                                .91              3.27            154.53
December 31, 1999                                                .98              3.00            173.41
--------------------------------------------------------------------------------------------------------
Putnam VT Global
Asset Allocation Fund
December 31, 2003                                               1.20              1.63            155.21
December 31, 2002                                               1.16              1.87            105.04
December 31, 2001                                               1.06              2.29            187.96(f)
December 31, 2000                                                .94              2.60            159.03
December 31, 1999                                                .92              2.15            149.82
--------------------------------------------------------------------------------------------------------
Putnam VT Global
Equity Fund
December 31, 2003                                               1.17               .95             88.32
December 31, 2002                                               1.14               .69            173.27
December 31, 2001                                               1.04              (.02)           186.11
December 31, 2000                                                .91              (.43)           170.41
December 31, 1999                                                .88              (.43)           154.88
--------------------------------------------------------------------------------------------------------
Putnam VT Growth
and Income Fund
December 31, 2003                                                .78              1.60             32.55
December 31, 2002                                                .77              1.47             36.01
December 31, 2001                                                .73              1.22             32.75
December 31, 2000                                                .65              1.47             55.04
December 31, 1999                                                .65              1.55             53.68
--------------------------------------------------------------------------------------------------------





PUTNAM VARIABLE TRUST
Financial Highlights
CLASS IB
---------------------------------------------------------------------------------------------------------
                                                Investment Operations:
                                                                                Net
                                            Net                        Realized and
                                          Asset                          Unrealized
                                         Value,               Net       Gain (Loss)        Total from
                                      Beginning        Investment                on        Investment
Period ended                          of Period     Income (Loss)       Investments        Operations
---------------------------------------------------------------------------------------------------------
Putnam VT Growth
Opportunities Fund
December 31, 2003                         $3.73              $--(a)(e)         $.86              $.86
December 31, 2002                          5.29             (.01)(a)          (1.55)            (1.56)
December 31, 2001                          7.79             (.02)(a)          (2.48)            (2.50)
December 31, 2000***                      10.00             (.04)(a)          (2.17)            (2.21)
---------------------------------------------------------------------------------------------------------
Putnam VT Health
Sciences Fund
December 31, 2003                         $9.32             $.02(a)           $1.69             $1.71
December 31, 2002                         11.70              .01(a)           (2.39)            (2.38)
December 31, 2001                         14.58             (.02)(a)          (2.86)            (2.88)
December 31, 2000                         10.50             (.01)(a)           4.09              4.08
December 31, 1999                         10.93               --(a)(e)         (.43)             (.43)
---------------------------------------------------------------------------------------------------------
Putnam VT High
Yield Fund
December 31, 2003                         $7.05             $.62(a)           $1.09             $1.71
December 31, 2002                          8.06              .74(a)            (.78)             (.04)
December 31, 2001                          8.97              .88(a)            (.54)              .34
December 31, 2000                         11.08             1.13(a)           (1.97)             (.84)
December 31, 1999                         11.70             1.11(a)            (.47)              .64
---------------------------------------------------------------------------------------------------------
Putnam VT
Income Fund
December 31, 2003                        $12.89             $.42(a)            $.13              $.55
December 31, 2002                         12.60              .60(a)             .35               .95
December 31, 2001                         12.58              .65(a)             .23               .88
December 31, 2000                         12.51              .81(a)             .11               .92
December 31, 1999                         13.73              .76(a)           (1.04)             (.28)
---------------------------------------------------------------------------------------------------------
Putnam VT
International Equity Fund
December 31, 2003                        $10.09             $.13(a)           $2.73             $2.86
December 31, 2002                         12.36              .10(a)           (2.28)            (2.18)
December 31, 2001                         17.67              .09(a)           (3.61)            (3.52)
December 31, 2000                         21.63              .21(a)           (1.97)            (1.76)
December 31, 1999                         13.51              .05(a)            8.07              8.12
---------------------------------------------------------------------------------------------------------
Putnam VT
International
Growth and Income Fund
December 31, 2003                         $8.35             $.13(a)           $2.97             $3.10
December 31, 2002                          9.73              .09(a)           (1.42)            (1.33)
December 31, 2001                         13.25              .11(a)           (2.79)            (2.68)
December 31, 2000                         15.22              .13(a)             .08               .21
December 31, 1999                         12.24              .15(a)            2.83              2.98
---------------------------------------------------------------------------------------------------------
Putnam VT
International
New Opportunities Fund
December 31, 2003                         $8.37             $.07(a)           $2.70             $2.77
December 31, 2002                          9.75              .05(a)           (1.37)            (1.32)
December 31, 2001                         13.67              .02(a)           (3.94)            (3.92)
December 31, 2000                         23.28             (.13)(a)          (8.44)            (8.57)
December 31, 1999                         11.48             (.16)(a)          11.96             11.80
---------------------------------------------------------------------------------------------------------
Putnam VT Investors
Fund
December 31, 2003                         $7.04             $.03(a)           $1.87             $1.90
December 31, 2002                          9.26              .03(a)           (2.24)            (2.21)
December 31, 2001                         12.31              .01(a)           (3.06)            (3.05)
December 31, 2000                         15.13             (.01)(a)          (2.81)            (2.82)
December 31, 1999                         11.64             (.01)(a)           3.50              3.49
---------------------------------------------------------------------------------------------------------
Putnam VT Mid
Cap Value Fund
December 31, 2003*****                   $10.00             $.05(a)(b)        $2.83             $2.88
---------------------------------------------------------------------------------------------------------



PUTNAM VARIABLE TRUST
Financial Highlights (Continued)
CLASS IB  (Continued)
------------------------------------------------------------------------------------------------------
                                                              Less Distributions:
                                                                                From
                                                              From               Net              From
                                                               Net          Realized            Return
                                                        Investment           Gain on                of
Period ended                                                Income       Investments           Capital
------------------------------------------------------------------------------------------------------
Putnam VT Growth
Opportunities Fund
December 31, 2003                                              $--               $--               $--
December 31, 2002                                               --                --                --
December 31, 2001                                               --                --                --
December 31, 2000***                                            --                --                --
------------------------------------------------------------------------------------------------------
Putnam VT Health
Sciences Fund
December 31, 2003                                            $(.06)              $--               $--
December 31, 2002                                               --                --                --
December 31, 2001                                               --                --                --
December 31, 2000                                               --                --                --
December 31, 1999                                               --(e)             --                --
------------------------------------------------------------------------------------------------------
Putnam VT High
Yield Fund
December 31, 2003                                            $(.82)              $--               $--
December 31, 2002                                             (.97)               --                --
December 31, 2001                                            (1.25)               --                --
December 31, 2000                                            (1.27)               --                --
December 31, 1999                                            (1.26)               --                --
------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
December 31, 2003                                            $(.60)              $--               $--
December 31, 2002                                             (.66)               --                --
December 31, 2001                                             (.86)               --                --
December 31, 2000                                             (.85)               --                --
December 31, 1999                                             (.73)             (.21)               --
------------------------------------------------------------------------------------------------------
Putnam VT
International
Equity Fund
December 31, 2003                                            $(.10)              $--               $--
December 31, 2002                                             (.09)               --                --
December 31, 2001                                             (.04)            (1.75)               --
December 31, 2000                                             (.41)            (1.79)               --
December 31, 1999                                               --                --                --
------------------------------------------------------------------------------------------------------
Putnam VT
International
Growth and Income
Fund
December 31, 2003                                            $(.14)              $--               $--
December 31, 2002                                             (.05)               --                --
December 31, 2001                                             (.12)             (.72)               --
December 31, 2000                                             (.68)            (1.50)               --
December 31, 1999                                               --                --                --
------------------------------------------------------------------------------------------------------
Putnam VT
International
New Opportunities
Fund
December 31, 2003                                            $(.03)              $--               $--
December 31, 2002                                             (.06)               --                --
December 31, 2001                                               --                --                --
December 31, 2000                                             (.01)            (1.03)               --(e)
December 31, 1999                                               --(e)             --                --
------------------------------------------------------------------------------------------------------
Putnam VT Investors
Fund
December 31, 2003                                            $(.03)              $--               $--
December 31, 2002                                             (.01)               --                --
December 31, 2001                                               --                --                --
December 31, 2000                                               --                --                --
December 31, 1999                                               --                --                --
------------------------------------------------------------------------------------------------------
Putnam VT Mid
Cap Value Fund
December 31, 2003*****                                       $(.03)            $(.07)              $--
------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST
Financial Highlights (Continued)
CLASS IB  (Continued)
---------------------------------------------------------------------------------------------------------
                                                                                Total
                                                                           Investment
                                                                            Return at       Net Assets,
                                            Total  Net Asset Value,         Net Asset     End of Period
Period ended                        Distributions     End of Period    Value(%)(c)(i)    (in thousands)
---------------------------------------------------------------------------------------------------------
Putnam VT Growth
Opportunities Fund
December 31, 2003                             $--             $4.59             23.06           $37,906
December 31, 2002                              --              3.73            (29.49)           31,065
December 31, 2001                              --              5.29            (32.09)           44,521
December 31, 2000***                           --              7.79            (22.10)*          41,072
---------------------------------------------------------------------------------------------------------
Putnam VT Health
Sciences Fund
December 31, 2003                           $(.06)           $10.97             18.39          $161,036
December 31, 2002                              --              9.32            (20.34)          119,828
December 31, 2001                              --             11.70            (19.75)          128,067
December 31, 2000                              --             14.58             38.86           107,991
December 31, 1999                              --(e)          10.50             (3.90)           20,162
---------------------------------------------------------------------------------------------------------
Putnam VT High
Yield Fund
December 31, 2003                           $(.82)            $7.94             26.54          $159,069
December 31, 2002                            (.97)             7.05             (0.85)           79,036
December 31, 2001                           (1.25)             8.06              3.78            64,972
December 31, 2000                           (1.27)             8.97             (8.51)           38,039
December 31, 1999                           (1.26)            11.08              5.81            17,646
---------------------------------------------------------------------------------------------------------
Putnam VT Income
Fund
December 31, 2003                           $(.60)           $12.84              4.43          $262,067
December 31, 2002                            (.66)            12.89              7.89           215,874
December 31, 2001                            (.86)            12.60              7.30           144,380
December 31, 2000                            (.85)            12.58              7.79            55,669
December 31, 1999                            (.94)            12.51             (2.16)           18,116
---------------------------------------------------------------------------------------------------------
Putnam VT
International
Equity Fund
December 31, 2003                           $(.10)           $12.85             28.65          $510,055
December 31, 2002                            (.09)            10.09            (17.75)          308,970
December 31, 2001                           (1.79)            12.36            (20.61)          252,647
December 31, 2000                           (2.20)            17.67             (9.61)          197,754
December 31, 1999                              --             21.63             60.10            40,448
---------------------------------------------------------------------------------------------------------
Putnam VT
International
Growth and Income
Fund
December 31, 2003                           $(.14)           $11.31             37.85           $63,651
December 31, 2002                            (.05)             8.35            (13.77)           45,744
December 31, 2001                            (.84)             9.73            (20.81)           41,771
December 31, 2000                           (2.18)            13.25              1.33            36,934
December 31, 1999                              --             15.22             24.35            10,652
---------------------------------------------------------------------------------------------------------
Putnam VT
International
New Opportunities
Fund
December 31, 2003                           $(.03)           $11.11             33.21          $144,493
December 31, 2002                            (.06)             8.37            (13.63)          122,332
December 31, 2001                              --              9.75            (28.68)          159,227
December 31, 2000                           (1.04)            13.67            (38.67)          184,660
December 31, 1999                              --(e)          23.28            102.80            33,554
---------------------------------------------------------------------------------------------------------
Putnam VT Investors
Fund
December 31, 2003                           $(.03)            $8.91             27.14          $220,061
December 31, 2002                            (.01)             7.04            (23.87)          180,341
December 31, 2001                              --              9.26            (24.78)          261,025
December 31, 2000                              --             12.31            (18.64)          279,598
December 31, 1999                              --             15.13             29.98           101,795
---------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund
December 31, 2003*****                      $(.10)           $12.78             28.83*           $6,703
---------------------------------------------------------------------------------------------------------




PUTNAM VARIABLE TRUST
Financial Highlights (Continued)
CLASS IB  (Continued)
---------------------------------------------------------------------------------------------------------
                                                                           Ratio of Net
                                                             Ratio of        Investment
                                                             Expenses     Income (Loss)
                                                       to Average Net        to Average         Portfolio
Period ended                                          Assets(%)(d)(i)     Net Assets(%)       Turnover(%)
---------------------------------------------------------------------------------------------------------
Putnam VT Growth
Opportunities Fund
December 31, 2003                                                1.21              (.08)            59.00
December 31, 2002                                                1.21              (.21)            63.30
December 31, 2001                                                1.07              (.39)            83.13
December 31, 2000***                                              .94*             (.39)*           57.60*
---------------------------------------------------------------------------------------------------------
Putnam VT Health
Sciences Fund
December 31, 2003                                                1.09               .11             63.66
December 31, 2002                                                1.08               .13             74.33
December 31, 2001                                                1.01              (.13)            53.20
December 31, 2000                                                 .94              (.10)            49.10
December 31, 1999                                                 .98              (.01)            82.45
---------------------------------------------------------------------------------------------------------
Putnam VT High
Yield Fund
December 31, 2003                                                1.03              8.44             75.01
December 31, 2002                                                1.03             10.38             68.41
December 31, 2001                                                 .98             10.71             81.97
December 31, 2000                                                 .89             11.61             69.05
December 31, 1999                                                 .87             10.01             52.96
---------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
December 31, 2003                                                 .93              3.29            287.19
December 31, 2002                                                 .93              4.79            399.61(f)
December 31, 2001                                                 .90              5.26            250.79(f)
December 31, 2000                                                 .82              6.74            238.00
December 31, 1999                                                 .82              6.14            220.90
---------------------------------------------------------------------------------------------------------
Putnam VT
International
Equity Fund
December 31, 2003                                                1.19              1.15             71.14
December 31, 2002                                                1.24               .91             53.20(g)
December 31, 2001                                                1.16               .66             69.81
December 31, 2000                                                1.09              1.13             78.84
December 31, 1999                                                1.17               .31            107.38
---------------------------------------------------------------------------------------------------------
Putnam VT
International
Growth and Income
Fund
December 31, 2003                                                1.27              1.39             71.71
December 31, 2002                                                1.25              1.03             99.21
December 31, 2001                                                1.20              1.02            154.29
December 31, 2000                                                1.12               .97             82.02
December 31, 1999                                                1.13              1.08             92.27
---------------------------------------------------------------------------------------------------------
Putnam VT
International New
Opportunities Fund
December 31, 2003                                                1.51              0.74            135.90
December 31, 2002                                                1.52               .56            136.66
December 31, 2001                                                1.46               .14            198.97
December 31, 2000                                                1.36              (.74)           189.71
December 31, 1999                                                1.56              (.97)           196.53
---------------------------------------------------------------------------------------------------------
Putnam VT Investors
Fund
December 31, 2003                                                1.00               .46             73.32
December 31, 2002                                                 .97               .32            122.88
December 31, 2001                                                 .88               .02             98.05
December 31, 2000                                                 .80              (.06)            76.32
December 31, 1999                                                 .86              (.11)            65.59
---------------------------------------------------------------------------------------------------------
Putnam VT Mid
Cap Value Fund
December 31, 2003*****                                            .91(b)*           .45(b)*        117.37*
---------------------------------------------------------------------------------------------------------





PUTNAM VARIABLE TRUST
Financial Highlights
CLASS IB
---------------------------------------------------------------------------------------------------------
                                                Investment Operations:
                                                                                Net
                                            Net                        Realized and
                                          Asset                          Unrealized
                                         Value,               Net       Gain (Loss)        Total from
                                      Beginning        Investment                on        Investment
Period ended                          of Period     Income (Loss)       Investments        Operations
---------------------------------------------------------------------------------------------------------
Putnam VT Money
Market Fund
December 31, 2003                         $1.00            $.0051               $--(h)         $.0051
December 31, 2002                          1.00             .0120                --(h)          .0120
December 31, 2001                          1.00             .0370                --             .0370
December 31, 2000                          1.00             .0566                --             .0566
December 31, 1999                          1.00             .0460                --             .0460
---------------------------------------------------------------------------------------------------------
Putnam VT New
Opportunities Fund
December 31, 2003                        $11.50             $(.05)(a)         $3.78             $3.73
December 31, 2002                         16.55              (.06)(a)         (4.99)            (5.05)
December 31, 2001                         29.77              (.08)(a)         (8.72)            (8.80)
December 31, 2000                         43.44              (.18)(a)        (10.00)           (10.18)
December 31, 1999                         26.04              (.15)(a)         17.92             17.77
---------------------------------------------------------------------------------------------------------
Putnam VT New
Value Fund
December 31, 2003                        $10.93              $.12(a)          $3.37             $3.49
December 31, 2002                         13.42               .14(a)          (2.14)            (2.00)
December 31, 2001                         13.49               .14(a)            .29               .43
December 31, 2000                         11.85               .20(a)           2.26              2.46
December 31, 1999                         12.02               .17(a)           (.13)              .04
---------------------------------------------------------------------------------------------------------
Putnam VT OTC &
Emerging Growth Fund
December 31, 2003                         $4.06             $(.04)(a)         $1.49             $1.45
December 31, 2002                          5.99              (.05)(a)         (1.88)            (1.93)
December 31, 2001                         11.03              (.06)(a)         (4.98)            (5.04)
December 31, 2000                         22.76              (.10)(a)        (11.40)           (11.50)
December 31, 1999                         10.08              (.10)(a)(b)      12.84             12.74
---------------------------------------------------------------------------------------------------------
Putnam VT
Research Fund
December 31, 2003                         $8.47              $.05(a)          $2.09             $2.14
December 31, 2002                         10.94               .04(a)          (2.46)            (2.42)
December 31, 2001                         14.28               .05(a)          (2.72)            (2.67)
December 31, 2000                         14.67               .05(a)           (.34)             (.29)
December 31, 1999                         11.90               .02(a)(b)        3.23              3.25
---------------------------------------------------------------------------------------------------------
Putnam VT Small
Cap Value Fund
December 31, 2003                        $12.16              $.08(a)          $5.93             $6.01
December 31, 2002                         15.03               .05(a)          (2.75)            (2.70)
December 31, 2001                         12.79               .04(a)           2.27              2.31
December 31, 2000                         10.30               .05(a)           2.47              2.52
December 31, 1999**                       10.00              (.03)(a)           .37               .34
---------------------------------------------------------------------------------------------------------
Putnam VT Utilities
Growth and Income Fund
December 31, 2003                         $9.52              $.26(a)          $1.99             $2.25
December 31, 2002                         12.92               .32(a)          (3.35)            (3.03)
December 31, 2001                         18.09               .33(a)          (4.16)            (3.83)
December 31, 2000                         16.95               .45(a)           2.26              2.71
December 31, 1999                         18.19               .47(a)           (.69)             (.22)
---------------------------------------------------------------------------------------------------------
Putnam VT Vista
Fund
December 31, 2003                         $7.87             $(.04)(a)         $2.65             $2.61
December 31, 2002                         11.34              (.05)(a)         (3.42)            (3.47)
December 31, 2001                         19.60              (.05)(a)         (6.45)            (6.50)
December 31, 2000                         20.65              (.08)(a)          (.72)             (.80)
December 31, 1999                         14.73              (.07)(a)          7.62              7.55
---------------------------------------------------------------------------------------------------------
Putnam VT Voyager
Fund
December 31, 2003                        $20.87              $.04(a)          $5.14             $5.18
December 31, 2002                         28.56               .06(a)          (7.60)            (7.54)
December 31, 2001                         48.64               .13(a)         (10.61)           (10.48)
December 31, 2000                         66.11               .01(a)          (8.99)            (8.98)
December 31, 1999                         45.81              (.10)(a)         24.62             24.52
---------------------------------------------------------------------------------------------------------



PUTNAM VARIABLE TRUST
Financial Highlights (Continued)
CLASS IB  (Continued)
----------------------------------------------------------------------------------------------------
                                                            Less Distributions:
                                                                              From
                                                            From               Net              From
                                                             Net          Realized            Return
                                                      Investment           Gain on                of
Period ended                                              Income       Investments           Capital
----------------------------------------------------------------------------------------------------
Putnam VT Money
Market Fund
December 31, 2003                                        $(.0051)              $--               $--
December 31, 2002                                         (.0120)               --                --
December 31, 2001                                         (.0370)               --                --
December 31, 2000                                         (.0566)               --                --
December 31, 1999                                         (.0460)               --                --
----------------------------------------------------------------------------------------------------
Putnam VT New
Opportunities Fund
December 31, 2003                                            $--               $--               $--
December 31, 2002                                             --                --                --
December 31, 2001                                             --             (4.42)               --(e)
December 31, 2000                                             --             (3.49)               --
December 31, 1999                                             --              (.37)               --
----------------------------------------------------------------------------------------------------
Putnam VT New
Value Fund
December 31, 2003                                          $(.15)              $--               $--
December 31, 2002                                           (.11)             (.38)               --
December 31, 2001                                           (.13)             (.37)               --
December 31, 2000                                           (.18)             (.64)               --
December 31, 1999                                             --              (.21)               --
----------------------------------------------------------------------------------------------------
Putnam VT OTC &
Emerging Growth Fund
December 31, 2003                                            $--               $--               $--
December 31, 2002                                             --                --                --
December 31, 2001                                             --                --                --
December 31, 2000                                             --              (.23)               --(e)
December 31, 1999                                             --              (.06)               --
----------------------------------------------------------------------------------------------------
Putnam VT
Research Fund
December 31, 2003                                          $(.03)              $--               $--
December 31, 2002                                           (.05)               --                --
December 31, 2001                                           (.04)             (.63)               --
December 31, 2000                                             --              (.10)               --
December 31, 1999                                           (.02)             (.46)               --
----------------------------------------------------------------------------------------------------
Putnam VT Small
Cap Value Fund
December 31, 2003                                          $(.05)              $--               $--
December 31, 2002                                           (.03)             (.14)               --
December 31, 2001                                             --(e)           (.07)               --
December 31, 2000                                           (.03)               --                --
December 31, 1999**                                           --              (.03)             (.01)
----------------------------------------------------------------------------------------------------
Putnam VT Utilities
Growth and Income
Fund
December 31, 2003                                          $(.38)              $--               $--
December 31, 2002                                           (.37)               --                --
December 31, 2001                                           (.49)             (.85)               --
December 31, 2000                                           (.56)            (1.01)               --
December 31, 1999                                           (.50)             (.52)               --
----------------------------------------------------------------------------------------------------
Putnam VT Vista
Fund
December 31, 2003                                            $--               $--               $--
December 31, 2002                                             --                --                --
December 31, 2001                                             --             (1.76)               --(e)
December 31, 2000                                             --              (.25)               --
December 31, 1999                                             --             (1.63)               --
----------------------------------------------------------------------------------------------------
Putnam VT Voyager
Fund
December 31, 2003                                          $(.09)              $--               $--
December 31, 2002                                           (.15)               --                --
December 31, 2001                                             --             (9.60)               --
December 31, 2000                                             --(e)          (8.49)               --
December 31, 1999                                           (.05)            (4.17)               --
----------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST
Financial Highlights (Continued)
CLASS IB  (Continued)
---------------------------------------------------------------------------------------------------------
                                                                                Total
                                                                           Investment
                                                                            Return at       Net Assets,
                                            Total  Net Asset Value,         Net Asset     End of Period
Period ended                        Distributions     End of Period    Value(%)(c)(i)    (in thousands)
---------------------------------------------------------------------------------------------------------
Putnam VT Money
Market Fund
December 31, 2003                         $(.0051)            $1.00               .51          $121,504
December 31, 2002                          (.0120)             1.00              1.20           154,358
December 31, 2001                          (.0370)             1.00              3.76           154,176
December 31, 2000                          (.0566)             1.00              5.82           101,820
December 31, 1999                          (.0460)             1.00              4.66            41,516
---------------------------------------------------------------------------------------------------------
Putnam VT New
Opportunities Fund
December 31, 2003                             $--            $15.23             32.44          $176,316
December 31, 2002                              --             11.50            (30.51)          125,829
December 31, 2001                           (4.42)            16.55            (30.14)          200,041
December 31, 2000                           (3.49)            29.77            (26.20)          231,779
December 31, 1999                            (.37)            43.44             69.10            62,977
---------------------------------------------------------------------------------------------------------
Putnam VT New
Value Fund
December 31, 2003                           $(.15)           $14.27             32.48          $149,367
December 31, 2002                            (.49)            10.93            (15.60)           99,692
December 31, 2001                            (.50)            13.42              3.32            88,543
December 31, 2000                            (.82)            13.49             22.37            30,806
December 31, 1999                            (.21)            11.85               .26             9,541
---------------------------------------------------------------------------------------------------------
Putnam VT OTC &
Emerging Growth Fund
December 31, 2003                             $--             $5.51             35.71           $43,220
December 31, 2002                              --              4.06            (32.22)           32,536
December 31, 2001                              --              5.99            (45.69)           55,209
December 31, 2000                            (.23)            11.03            (51.09)           74,367
December 31, 1999                            (.06)            22.76            126.45            24,432
---------------------------------------------------------------------------------------------------------
Putnam VT Research
Fund
December 31, 2003                           $(.03)           $10.58             25.32          $125,821
December 31, 2002                            (.05)             8.47            (22.20)          101,445
December 31, 2001                            (.67)            10.94            (18.83)          119,888
December 31, 2000                            (.10)            14.28             (1.98)           88,834
December 31, 1999                            (.48)            14.67             27.69            26,210
---------------------------------------------------------------------------------------------------------
Putnam VT Small
Cap Value Fund
December 31, 2003                           $(.05)           $18.12             49.65          $332,094
December 31, 2002                            (.17)            12.16            (18.27)          191,497
December 31, 2001                            (.07)            15.03             18.13           130,991
December 31, 2000                            (.03)            12.79             24.44            30,586
December 31, 1999**                          (.04)            10.30              3.37*            6,384
---------------------------------------------------------------------------------------------------------
Putnam VT Utilities
Growth and Income
Fund
December 31, 2003                           $(.38)           $11.39             24.82           $48,653
December 31, 2002                            (.37)             9.52            (24.09)           39,574
December 31, 2001                           (1.34)            12.92            (22.28)           59,284
December 31, 2000                           (1.57)            18.09             17.45            48,543
December 31, 1999                           (1.02)            16.95             (0.79)           11,337
---------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
December 31, 2003                             $--            $10.48             33.16          $240,752
December 31, 2002                              --              7.87            (30.60)          189,445
December 31, 2001                           (1.76)            11.34            (33.50)          293,140
December 31, 2000                            (.25)            19.60             (4.09)          297,024
December 31, 1999                           (1.63)            20.65             52.59            37,506
---------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
December 31, 2003                           $(.09)           $25.96             24.91          $509,892
December 31, 2002                            (.15)            20.87            (26.53)          362,402
December 31, 2001                           (9.60)            28.56            (22.41)          481,526
December 31, 2000                           (8.49)            48.64            (16.54)          485,116
December 31, 1999                           (4.22)            66.11             58.01           155,889
---------------------------------------------------------------------------------------------------------



PUTNAM VARIABLE TRUST
Financial Highlights (Continued)
CLASS IB  (Continued)
------------------------------------------------------------------------------------------------------------
                                                                              Ratio of Net
                                                                Ratio of        Investment
                                                                Expenses     Income (Loss)
                                                          to Average Net        to Average         Portfolio
Period ended                                             Assets(%)(d)(i)     Net Assets(%)       Turnover(%)
------------------------------------------------------------------------------------------------------------
Putnam VT Money
Market Fund
December 31, 2003                                                    .74               .51                --
December 31, 2002                                                    .73              1.19                --
December 31, 2001                                                    .67              3.51                --
December 31, 2000                                                    .65              5.81                --
December 31, 1999                                                    .64              4.61                --
------------------------------------------------------------------------------------------------------------
Putnam VT New
Opportunities Fund
December 31, 2003                                                    .92              (.36)            44.22
December 31, 2002                                                    .88              (.44)            68.82
December 31, 2001                                                    .81              (.43)            72.16
December 31, 2000                                                    .72              (.45)            53.64
December 31, 1999                                                    .74              (.47)            71.14
------------------------------------------------------------------------------------------------------------
Putnam VT New
Value Fund
December 31, 2003                                                   1.04               .99             59.50
December 31, 2002                                                   1.03              1.16             60.33
December 31, 2001                                                   1.01              1.10             74.80
December 31, 2000                                                    .94              1.65             83.62
December 31, 1999                                                    .95              1.43             98.21
------------------------------------------------------------------------------------------------------------
Putnam VT OTC &
Emerging Growth Fund
December 31, 2003                                                   1.14              (.87)            71.72
December 31, 2002                                                   1.15              (.97)            68.02
December 31, 2001                                                   1.07              (.86)           116.66
December 31, 2000                                                    .96              (.59)            88.63
December 31, 1999                                                   1.05(b)           (.68)(b)        127.98
------------------------------------------------------------------------------------------------------------
Putnam VT
Research Fund
December 31, 2003                                                   1.04               .56            116.88
December 31, 2002                                                   1.03               .41            154.60
December 31, 2001                                                    .96               .46            146.42
December 31, 2000                                                    .93               .35            161.52
December 31, 1999                                                   1.00(b)            .13(b)         169.16
------------------------------------------------------------------------------------------------------------
Putnam VT Small
Cap Value Fund
December 31, 2003                                                   1.16               .53             36.14
December 31, 2002                                                   1.17               .36             51.54
December 31, 2001                                                   1.16               .33             36.65
December 31, 2000                                                   1.25               .44             34.05
December 31, 1999**                                                 1.39*             (.31)*           48.24*
------------------------------------------------------------------------------------------------------------
Putnam VT Utilities
Growth and Income Fund
December 31, 2003                                                   1.08              2.57             38.45
December 31, 2002                                                   1.04              2.99             42.68
December 31, 2001                                                    .95              2.23             93.13
December 31, 2000                                                    .87              2.68             28.88
December 31, 1999                                                    .86              2.77             26.16
------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
December 31, 2003                                                   1.01              (.46)            90.84
December 31, 2002                                                    .99              (.53)            78.14
December 31, 2001                                                    .89              (.39)           112.81
December 31, 2000                                                    .82              (.36)           104.60
December 31, 1999                                                    .90              (.42)           133.32
------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
December 31, 2003                                                    .87               .19             47.37
December 31, 2002                                                    .85               .26             90.52
December 31, 2001                                                    .79               .39            105.03
December 31, 2000                                                    .71               .02             92.54
December 31, 1999                                                    .72              (.21)            85.13
------------------------------------------------------------------------------------------------------------




PUTNAM VARIABLE TRUST

Notes to Financial Highlights

    * Not annualized.

   ** For the period April 30, 1999 (commencement of operations) to
      December 31, 1999.

  *** For the period February 1, 2000 (commencement of operations) to
      December 31, 2000.

 **** For the period September 29, 2000 (commencement of operations) to December 31, 2000.

***** For the period May 1, 2003 (commencement of operations) to
      December 31, 2003.

  (a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  (b) Reflects an expense limitation in effect during the period. As a result of such limitation, the expenses of the following funds reflect a reduction of the following amounts based on average net assets.

                                                          12/31/03       12/31/00       12/31/99
                                                          --------       --------       --------
      Putnam VT American Government Income Fund Class IA                    0.19%
      Putnam VT American Government Income Fund Class IB                    0.19%
      Putnam VT Capital Opportunities Fund Class IA          0.61%
      Putnam VT Capital Opportunities Fund Class IB          0.61%
      Putnam VT Equity Income Fund Class IA                  0.18%
      Putnam VT Equity Income Fund Class IB                  0.18%
      Putnam VT Mid Cap Value Class IA                       0.54%
      Putnam VT Mid Cap Value Class IB                       0.54%
      Putnam VT OTC & Emerging Growth Fund Class IA                                        0.53%
      Putnam VT OTC & Emerging Growth Fund Class IB                                        0.53%
      Putnam VT Research Fund Class IA                                                     0.54%
      Putnam VT Research Fund Class IB                                                     0.54%


  (c) Total return assumes dividend reinvestment.

  (d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements (Note 2).

  (e) Amount represents less than $0.01 per share.

  (f) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

  (g) Portfolio turnover excludes the impact of assets received from the acquired fund (Note 5).

  (h) Amount represents less than $0.0001 per share.

  (i) The charges and expenses at the insurance company separate account level are not reflected.



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For more information
about the funds of
Putnam Variable Trust

The Trust's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the funds. The SAI, and the auditor's report and financial statements included in the Trust's most recent annual report to the funds' shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust's annual report discusses the market conditions and investment strategies that significantly affected the funds' performance during the funds' last fiscal year. You may get free copies of these materials, request other information about the funds and other Putnam funds, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam's Web site, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust's SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.

PUTNAM INVESTMENTS

     One Post Office Square
     Boston, Massachusetts 02109
     1-800-225-1581

     Address correspondence to
     Putnam Investor Services
     P.O. Box 989
     Boston, Massachusetts 02103

     www.putnaminvestments.com

     File No. 811--5346          213125  4/04



Putnam Variable Trust
Class IA and IB Shares

Putnam VT American Government Income Fund
Putnam VT Capital Appreciation Fund
Putnam VT Capital Opportunities Fund

Putnam VT Discovery Growth Fund

Putnam VT Diversified Income Fund
Putnam VT Equity Income Fund
Putnam VT The George Putnam Fund of Boston
Putnam VT Global Asset Allocation Fund

Putnam VT Global Equity Fund

Putnam VT Growth and Income Fund
Putnam VT Growth Opportunities Fund
Putnam VT Health Sciences Fund
Putnam VT High Yield Fund
Putnam VT Income Fund

Putnam VT International Equity Fund

Putnam VT International Growth and Income Fund
Putnam VT International New Opportunities Fund
Putnam VT Investors Fund
Putnam VT Mid Cap Value Fund
Putnam VT Money Market Fund
Putnam VT New Opportunities Fund
Putnam VT New Value Fund
Putnam VT OTC & Emerging Growth Fund
Putnam VT Research Fund
Putnam VT Small Cap Value Fund
Putnam VT Utilities Growth and Income Fund
Putnam VT Vista Fund
Putnam VT Voyager Fund


FORM N-1A
PART B

STATEMENT OF ADDITIONAL INFORMATION ("SAI")


April 30, 2004

This SAI is not a prospectus. If the Trust has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the Trust's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Certain disclosure has been incorporated by reference from the Trust's annual report. For a free copy of the Trust's annual report or prospectus dated April 30, 2004, as revised from time to time, call Putnam Investor Services at 1-800-225-1581 or write Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.


Part I of this SAI contains specific information about each fund. Part II includes information about all of the funds.




502156


Table of Contents

Part I

TRUST ORGANIZATION AND CLASSIFICATION............................. I-3
INVESTMENT RESTRICTIONS........................................... I-4
CHARGES AND EXPENSES.............................................. I-6

AMORTIZED COST VALUATION AND DAILY DIVIDEND...................... I-36
INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS.................... I-36


Part II

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS........ II-1

TAXES........................................................... II-24
MANAGEMENT...................................................... II-28
DETERMINATION OF NET ASSET VALUE................................ II-39
DISTRIBUTION PLAN............................................... II-41
SUSPENSION OF REDEMPTIONS....................................... II-41
SHAREHOLDER LIABILITY........................................... II-42
PROXY VOTING GUIDELINES AND PROCEDURES.......................... II-42
SECURITIES RATINGS.............................................. II-42
DEFINITIONS..................................................... II-47
APPENDIX A...................................................... II-48


SAI
PART I

TRUST ORGANIZATION AND CLASSIFICATION


Putnam Variable Trust (the "Trust") is a Massachusetts business trust organized on September 24, 1987. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. Prior to October 1, 2002, Putnam VT Global Equity Fund was known as Putnam VT Global Growth Fund. Prior to April 30, 2003, Putnam VT Discovery Growth Fund was known as Putnam VT Voyager Fund II and Putnam VT International Equity Fund was known as Putnam VT International Growth Fund.


The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios, and are currently divided into twenty-eight series of shares, each representing a separate investment portfolio which is being offered to separate accounts of various insurance companies.

Any series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine. Shares of each series are currently divided into two classes: class IA shares and class IB shares. Class IB shares are subject to fees imposed pursuant to a distribution plan. The funds may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary.

The two classes of shares are offered under a multiple class distribution system approved by the Trust's Trustees, and are designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. The insurance company issuing a variable contract selects the class of shares in which the separate account funding the contract invests.

Each share has one vote, with fractional shares voting proportionately. Shares vote as a single class without regard to series or classes of shares except (i) when required by the Investment Company Act of 1940, or when the Trustees have determined that the matter affects one or more series or classes of shares materially differently, shares shall be voted by individual series or class, and (ii) when the Trustees have determined that the matter affects only the interests of one or more series or classes, only the shareholders of such series or class shall be entitled to vote. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the portfolio were liquidated, would receive the net assets of the portfolio. The Trust may suspend the sale of shares of any portfolio at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

Shares of the funds may only be purchased by an insurance company separate account. For matters requiring shareholder approval, you may be able to instruct the insurance company separate account how to vote the fund shares attributable to your contract or policy. See the Voting Rights section of your insurance product prospectus.

Each fund is a diversified investment company, except for Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund, each of which is a non-diversified investment company.


INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed as to any fund without a vote of a majority of the outstanding voting securities of that fund, the Trust may not and will not take any of the following actions with respect to that fund:

(1)(a) (All funds except Putnam VT American Government Income Fund, Putnam VT Capital Appreciation Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Equity Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Equity Fund, Putnam VT Growth Opportunities Fund, Putnam VT Health Sciences Fund, Putnam VT Investors Fund, Putnam VT Mid Cap Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT Small Cap Value Fund and Putnam VT Voyager Fund) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(1)(b) (Putnam VT Voyager Fund) Borrow more than 50% of the value of its total assets (excluding borrowings and stock index futures contracts and call options on stock index futures contracts and stock indices) less liabilities other than borrowings and stock index futures contracts and call options on stock index futures contracts and stock indices.

(1)(c) (Putnam VT American Government Income Fund, Putnam VT Capital Appreciation Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Equity Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Equity Fund, Putnam VT Growth Opportunities Fund, Putnam VT Health Sciences Fund, Putnam VT Investors Fund, Putnam VT Mid Cap Value Fund. Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund and Putnam VT Small Cap Value Fund) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) (All funds except Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Putnam VT Mid Cap Value Fund and Putnam VT Research
Fund) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

(4)(b) (Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Putnam VT Mid Cap Value Fund and Putnam VT Research Fund) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options.

(5)(a) (All funds except Putnam VT American Government Income Fund, Putnam VT Capital Appreciation Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Equity Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Equity Fund, Putnam VT Growth Opportunities Fund, Putnam VT Health Sciences Fund, Putnam VT Investors Fund, Putnam VT Mid Cap Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund and Putnam VT Small Cap Value Fund) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

(5)(b) (Putnam VT American Government Income Fund, Putnam VT Capital Appreciation Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Equity Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Equity Fund, Putnam VT Growth Opportunities Fund, Putnam VT Health Sciences Fund, Putnam VT Investors Fund, Putnam VT Mid Cap Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund and Putnam VT Small Cap Value Fund) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam Funds), by entering into repurchase agreements, or by lending its portfolio securities.

(6)(a) (All funds except Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

(6)(b) (Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund) With respect to 50% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

(7)(a) (All funds except Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(7)(b) (Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund) With respect to 50% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry; except that Putnam VT Utilities Growth and Income Fund may invest more than 25% of its assets in any of the public utilities industries, and Putnam VT Health Sciences Fund may invest more than 25% of its assets in companies that Putnam Management determines are principally engaged in the health sciences industries; and except that Putnam VT Money Market Fund may invest up to 100% of its assets (i) in the banking industry, (ii) in the personal credit institution or business credit institution industries when in the opinion of management yield differentials make such investments desirable, or (iii) any combination of these.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a fund or the Trust means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a fund or the Trust, as the case may be, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

------------------------------------------------------------------------

The following non-fundamental policies may be changed without shareholder approval:

(1) Each fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and
(c) above.

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

------------------------------------------------------------------------

CHARGES AND EXPENSES

Management fees

Under a Management Contract dated October 2, 1987, as most recently supplemented March 17, 2003, each fund pays a quarterly fee (in the case of Putnam VT Capital Appreciation Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund, each fund pays a monthly fee) to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the period, at the annual rate of:

Putnam VT International New Opportunities Fund:

(a) 1.00% of the first $500 million of average net assets;
(b) 0.90% of the next $500 million;
(c) 0.85% of the next $500 million;
(d) 0.80% of the next $5 billion;
(e) 0.775% of the next $5 billion;
(f) 0.755% of the next $5 billion;
(g) 0.74% of the next $5 billion; and
(h) 0.73% of any excess thereafter.

Putnam VT Global Equity Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund, and Putnam VT Small Cap Value Fund:

(a) 0.80% of the first $500 million of average net assets;
(b) 0.70% of the next $500 million;
(c) 0.65% of the next $500 million;
(d) 0.60% of the next $5 billion;
(e) 0.575% of the next $5 billion;
(f) 0.555% of the next $5 billion;
(g) 0.54% of the next $5 billion; and
(h) 0.53% of any excess thereafter.

Putnam VT Discovery Growth Fund:

(a) 0.70% of the first $500 million of average net assets;
(b) 0.60% of the next $500 million;
(c) 0.55% of the next $500 million;
(d) 0.50% of the next $5 billion;
(e) 0.475% of the next $5 billion;
(f) 0.455% of the next $5 billion;
(g) 0.44% of the next $5 billion;
(h) 0.43% of the next $5 billion;
(i) 0.42% of the next $5 billion;
(j) 0.41% of the next $5 billion;
(k) 0.40% of the next $5 billion;
(l) 0.39% of the next $5 billion;
(m) 0.38% of the next $8.5 billion; and
(n) 0.37% of any excess thereafter.

Putnam VT Growth Opportunities Fund:

(a) 0.70% of the first $500 million of average net assets;
(b) 0.60% of the next $500 million;
(c) 0.55% of the next $500 million;
(d) 0.50% of the next $5 billion;
(e) 0.475% of the next $5 billion;
(f) 0.455% of the next $5 billion;
(g) 0.44% of the next $5 billion;
(h) 0.43% of the next $5 billion; and
(i) 0.42% of any excess thereafter.

Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Mid Cap Value Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Utilities Growth and Income Fund and Putnam VT Voyager Fund:

(a) 0.70% of the first $500 million of average net assets;
(b) 0.60% of the next $500 million;
(c) 0.55% of the next $500 million;
(d) 0.50% of the next $5 billion;
(e) 0.475% of the next $5 billion;
(f) 0.455% of the next $5 billion;
(g) 0.44% of the next $5 billion; and
(h) 0.43% of any excess thereafter.

Putnam VT Capital Appreciation Fund:

(a) 0.65% of the first $500 million of average net assets;
(b) 0.55% of the next $500 million;
(c) 0.50% of the next $500 million;
(d) 0.45% of the next $5 billion;
(e) 0.425% of the next $5 billion;
(f) 0.405% of the next $5 billion;
(g) 0.39% of the next $5 billion;
(h) 0.38% of the next $5 billion;
(i) 0.37% of the next $5 billion;
(j) 0.36% of the next $5 billion;
(k) 0.35% of the next $5 billion;
(l) 0.34% of the next $5 billion;
(m) 0.33% of the next $8.5 billion; and
(n) 0.32% of any excess thereafter.

Putnam VT American Government Income Fund:

(a) 0.65% of the first $500 million of average net assets;
(b) 0.55% of the next $500 million;
(c) 0.50% of the next $500 million;
(d) 0.45% of the next $5 billion;
(e) 0.425% of the next $5 billion;
(f) 0.405% of the next $5 billion;
(g) 0.39% of the next $5 billion;
(h) 0.38% of the next $5 billion;
(i) 0.37% of the next $5 billion;
(j) 0.36% of the next $5 billion;
(k) 0.35% of the next $5 billion; and
(l) 0.34% of any excess thereafter.

Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Growth and Income Fund, Putnam VT Income Fund, Putnam VT Investors Fund, Putnam VT
Research Fund and Putnam VT Vista Fund:

(a) 0.65% of the first $500 million of average net assets;
(b) 0.55% of the next $500 million;
(c) 0.50% of the next $500 million;
(d) 0.45% of the next $5 billion;
(e) 0.425% of the next $5 billion;
(f) 0.405% of the next $5 billion;
(g) 0.39% of the next $5 billion; and
(h) 0.38% of any excess thereafter.

Putnam VT Money Market Fund:

(a) 0.45% of the first $500 million of average net assets;
(b) 0.35% of the next $500 million;
(c) 0.30% of the next $500 million;
(d) 0.25% of the next $5 billion;
(e) 0.225% of the next $5 billion;
(f) 0.205% of the next $5 billion;
(g) 0.19% of the next $5 billion; and
(h) 0.18% of any excess thereafter.

For the past three fiscal years, pursuant to the Management Contract, each fund (with the exception of Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund, each of which commenced operations on May 1, 2003 and ended its first fiscal year on December 31, 2003) incurred the following fees:



                                                                                  Reflecting a
                                                                                  reduction in the
                                                                                  following amounts
                                                Fiscal        Management          pursuant to an
Fund name                                       Year          fee paid            expense limitation
Putnam VT American Government Income Fund

                                                2003          $3,140,023          $0
                                                2002          $2,319,307          $0
                                                2001          $802,595            $0

Putnam VT Capital Appreciation Fund

                                                2003          $215,178            $0
                                                2002          $164,861            $0
                                                2001          $73,394              0
Putnam VT Capital Opportunities Fund
                                                2003 (i)      $0                  $22,638

Putnam VT Discovery Growth Fund

                                                2003          $308,009            $0
                                                2002          $171,643            $0
                                                2001          $83,615             $0

Putnam VT Diversified Income Fund

                                                2003          $3,988,636          $0
                                                2002          $3,906,665          $0
                                                2001          $4,146,009          $0
Putnam VT Equity Income Fund
                                                2003 (i)      $70,005             $48,065

Putnam VT The George Putnam Fund of Boston

                                                2003          $4,082,080          $0
                                                2002          $3,660,573          $0
                                                2001          $3,030,468          $0

Putnam VT Global Asset Allocation Fund

                                                2003          $3,117,621          $0
                                                2002          $3,732,096          $0
                                                2001          $4,755,368          $0

Putnam VT Global Equity Fund

                                                2003          $5,487,317          $0
                                                2002          $7,061,185          $0
                                                2001          $10,730,488         $0

Putnam VT Growth and Income Fund

                                                2003          $25,972,807         $0
                                                2002          $31,382,284         $0
                                                2001          $39,524,781         $0

Putnam VT Growth Opportunities Fund

                                                2003          $487,805            $0
                                                2002          $554,393            $0
                                                2001          $736,339            $0

Putnam VT Health Sciences Fund

                                                2003          $2,436,291          $0
                                                2002          $2,777,833          $0
                                                2001          $3,326,045          $0

Putnam VT High Yield Fund

                                                2003          $4,676,407          $0
                                                2002          $4,393,831          $0
                                                2001          $4,963,809          $0

Putnam VT Income Fund

                                                2003          $6,599,963          $0
                                                2002          $6,402,394          $0
                                                2001          $5,707,283          $0

Putnam VT International Equity Fund

                                                2003          $6,181,201          $0
                                                2002          $5,725,145          $0
                                                2001          $6,118,396          $0

Putnam VT International Growth and Income Fund

                                                2003          $2,025,812          $0
                                                2002          $2,313,131          $0
                                                2001          $2,844,877          $0

Putnam VT International New Opportunities Fund

                                                2003          $2,184,720          $0
                                                2002          $2,572,480          $0
                                                2001          $3,455,856          $0

Putnam VT Investors Fund

                                                2003          $3,415,254          $0
                                                2002          $4,171,833          $0
                                                2001          $5,765,246          $0
Putnam VT Mid Cap Value Fund
                                                2003 (i)      $0                  $49,511

Putnam VT Money Market Fund

                                                2003          $3,134,965          $0
                                                2002          $3,982,184          $0
                                                2001          $3,840,752          $0

Putnam VT New Opportunities Fund

                                                2003          $11,177,975         $0
                                                2002          $13,774,768         $0
                                                2001          $21,142,217         $0

Putnam VT New Value Fund

                                                2003          $3,392,243          $0
                                                2002          $3,632,692          $0
                                                2001          $3,127,684          $0

Putnam VT OTC & Emerging Growth Fund

                                                2003          $742,748            $0
                                                2002          $859,693            $0
                                                2001          $1,355,499          $0

Putnam VT Research Fund

                                                2003          $1,508,059          $0
                                                2002          $1,756,731          $0
                                                2001          $1,995,993          $0

Putnam VT Small Cap Value Fund

                                                2003          $3,797,669          $0
                                                2002          $3,619,606          $0
                                                2001          $1,704,436          $0

Putnam VT Utilities Growth and Income Fund

                                                2003          $2,706,376          $0
                                                2002          $3,556,606          $0
                                                2001          $5,507,340          $0

Putnam VT Vista Fund

                                                2003          $2,999,047          $0
                                                2002          $3,557,362          $0
                                                2001          $4,929,542          $0

Putnam VT Voyager Fund

                                                2003          $17,657,467         $0
                                                2002          $22,263,902         $0
                                                2001          $32,259,746         $0


(i) Commenced operations on May 1, 2003.

Expense limitation. In order to limit expenses for Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund, Putnam Management has agreed to limit each fund's compensation (and, to the extent necessary, bear other expenses) through December 31, 2004 to the extent that expenses of each fund (exclusive of brokerage, interest, taxes, and extraordinary expenses, and payments under the fund's distribution plans) would exceed 1.05%, 1.05%, and 1.10%, respectively, of each fund's average net assets. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of each fund do not reflect the application of commissions or cash management credits that may reduce designated fund expenses.

Brokerage commissions

The following table shows brokerage commissions paid during the fiscal periods indicated:


                                               Fiscal         Brokerage
Fund name                                      year           commissions

Putnam VT American Government Income Fund

                                                2003          $7,274

                                                2002          $0
                                                2001          $0


Putnam VT Capital Appreciation Fund

                                                2003          $136,649

                                                2002          $140,306
                                                2001          $33,615

Putnam VT Capital Opportunities Fund
                                                2003 (i)      $35,829

Putnam VT Discovery Growth Fund

                                                2003          $138,167

                                                2002          $142,299
                                                2001          $22,416


Putnam VT Diversified Income Fund

                                                2003          $32,103

                                                2002          $32,593
                                                2001          $18,042

Putnam VT Equity Income Fund
                                                2003 (i)      $91,378

Putnam VT The George Putnam Fund of Boston

                                                2003          $695,127

                                                2002          $703,616
                                                2001          $492,637


Putnam VT Global Asset Allocation Fund

                                                2003          $985,092

                                                2002          $973,674
                                                2001          $1,165,552


Putnam VT Global Equity Fund

                                                2003          $2,102,459

                                                2002          $5,351,801
                                                2001          $7,894,965

Putnam VT Growth and Income Fund
                                                2003          $6,386,638

                                                2002          $8,477,448
                                                2001          $7,395,837


Putnam VT Growth Opportunities Fund

                                                2003          $113,940

                                                2002          $139,411
                                                2001          $172,503


Putnam VT Health Sciences Fund

                                                2003          $546,906

                                                2002          $802,017
                                                2001          $381,142


Putnam VT High Yield Fund

                                                2003          $0

                                                2002          $2,630
                                                2001          $1,132


Putnam VT Income Fund

                                                2003          $51,453

                                                2002          $20,094
                                                2001          $9,189


Putnam VT International Equity Fund

                                                2003          $1,794,394

                                                2002          $1,425,679
                                                2001          $2,013,050


Putnam VT International Growth and Income Fund

                                                2003          $590,495

                                                2002          $860,031
                                                2001          $1,758,972


Putnam VT International New Opportunities Fund

                                                2003          $877,358

                                                2002          $1,447,559
                                                2001          $2,790,501


Putnam VT Investors Fund

                                                2003          $1,102,575

                                                2002          $2,137,025
                                                2001          $1,747,505

Putnam VT Mid Cap Value Fund
                                                2003 (i)      $37,884

Putnam VT Money Market Fund

                                                2003          $0

                                                2002          $0
                                                2001          $0


Putnam VT New Opportunities Fund

                                                2003          $3,707,981

                                                2002          $5,471,344
                                                2001          $4,608,379


Putnam VT New Value Fund

                                                2003          $1,036,414

                                                2002          $1,257,889
                                                2001          $1,112,394


Putnam VT OTC & Emerging Growth Fund

                                                2003          $347,511
                                                2002          $372,436

                                                2001          $196,859


Putnam VT Research Fund

                                                2003          $695,245

                                                2002          $1,228,023
                                                2001          $1,061,277


Putnam VT Small Cap Value Fund

                                                2003          $1,104,206

                                                2002          $1,758,317
                                                2001          $605,161


Putnam VT Utilities Growth and Income Fund

                                                2003          $593,287

                                                2002          $1,130,439
                                                2001          $2,329,326


Putnam VT Vista Fund

                                                2003          $1,365,250

                                                2002          $1,503,894
                                                2001          $853,543


Putnam VT Voyager Fund

                                                2003          $5,501,181

                                                2002          $9,927,959
                                                2001          $11,667,791

(i) Commenced operations on May 1, 2003.


The increase in brokerage commissions for certain funds is due to an increase in transactions by these funds. For Putnam VT Capital Appreciation Fund, the brokerage commission paid in fiscal 2002 is higher than the brokerage commission paid in fiscal 2001 due to significant increase in the fund's net assets and increased transaction activity. For Putnam VT Health Sciences Fund, the brokerage commission paid in fiscal 2002 is higher than the brokerage commission paid in fiscal 2001 due to increased redemption activity and portfolio repositioning resulting from change in portfolio management. For Putnam VT Small Cap Value Fund, the brokerage commission paid in fiscal 2002 is higher than the brokerage commission paid in fiscal 2001 due to significant increase in the fund's net assets and increased transaction activity resulting from change in portfolio management.


The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services received by Putnam Management and its affiliates:


                                                     Dollar value    Percentage
                                                         of these      of total    Amount of
                                                     transactions  transactions  commissions
--------------------------------------------------------------------------------------------

                                                    C>
Putnam VT American Government Income Fund                      $0             0%          $0
Putnam VT Capital Appreciation Fund                    13,284,773         13.19       23,831
Putnam VT Capital Opportunities Fund                    4,408,325         15.96        6,873
Putnam VT Discovery Growth Fund                        13,331,573         17.67       24,878
Putnam VT Diversified Income Fund                               0             0            0
Putnam VT Equity Income Fund                            8,109,926          7.48        8,557
Putnam VT The George Putnam Fund of Boston             75,509,303          5.82      116,452
Putnam VT Global Asset Allocation Fund                211,717,147          5.88      288,960
Putnam VT Global Equity Fund                          497,446,680         26.75      791,333
Putnam VT Growth and Income Fund                    1,240,734,305         27.27    1,807,272
Putnam VT Growth Opportunities Fund                    10,013,207         12.54       14,380
Putnam VT Health Sciences Fund                         84,650,903         15.08      114,019
Putnam VT High Yield Fund                                       0             0            0
Putnam VT Income Fund                                           0             0            0
Putnam VT International Equity Fund                   498,687,814         44.34      892,504
Putnam VT International Growth and Income Fund        202,878,157         52.72      314,219
Putnam VT International New Opportunities Fund        308,770,737         50.85      440,043
Putnam VT Investors Fund                              118,224,777         12.48      180,575
Putnam VT Mid Cap Value Fund                            4,752,399         10.34        5,043
Putnam VT Money Market Fund                                     0             0            0
Putnam VT New Opportunities Fund                      315,646,565         13.50      574,622
Putnam VT New Value Fund                               76,776,698         13.05      151,505
Putnam VT OTC & Emerging Growth Fund                   26,594,086         16.10       62,784
Putnam VT Research Fund                                74,783,629         11.91      115,351
Putnam VT Small Cap Value Fund                        142,071,071         39.03      449,430
Putnam VT Utilities Growth and Income Fund            109,628,647         34.22      234,174
Putnam VT Vista Fund                                  109,536,210         10.34      202,839
Putnam VT Voyager Fund                                758,298,807         17.53    1,083,549



Administrative expense reimbursement


Each fund reimbursed Putnam Management for administrative services during fiscal 2003, including compensation of certain fund officers and contributions to the Putnam Investments, LLC Profit Sharing Retirement Plan for their benefit, as follows:


                                                           Portion of total
                                                          reimbursement for
                                                    Total  compensation and
                                            reimbursement     contributions
---------------------------------------------------------------------------

Putnam VT American Government Income Fund          $9,855            $7,697
Putnam VT Capital Appreciation Fund                 4,683             3,658
Putnam VT Capital Opportunities Fund                   27                21
Putnam VT Discovery Growth Fund                     5,020             3,921
Putnam VT Diversified Income Fund                  12,286             9,596
Putnam VT Equity Income Fund                        1,395             1,090
Putnam VT The George Putnam Fund of Boston         12,418             9,699
Putnam VT Global Asset Allocation Fund              8,128             6,348
Putnam VT Global Equity Fund                       12,807            10,003
Putnam VT Growth and Income Fund                   42,285            33,027
Putnam VT Growth Opportunities Fund                 5,527             4,317
Putnam VT Health Sciences Fund                      7,966             6,222
Putnam VT High Yield Fund                          12,640             9,873
Putnam VT Income Fund                              21,079            16,464
Putnam VT International Equity Fund                13,241            10,342
Putnam VT International Growth and Income Fund      8,418             6,575
Putnam VT International New Opportunities Fund      8,296             6,480
Putnam VT Investors Fund                           11,051             8,631
Putnam VT Mid Cap Value Fund                           42                33
Putnam VT Money Market Fund                        11,381             8,889
Putnam VT New Opportunities Fund                   24,053            18,787
Putnam VT New Value Fund                            9,539             7,451
Putnam VT OTC & Emerging Growth Fund                6,221             4,859
Putnam VT Research Fund                             8,041             6,281
Putnam VT Small Cap Value Fund                      9,678             7,559
Putnam VT Utilities Growth and Income Fund          8,435             6,588
Putnam VT Vista Fund                                9,057             7,074
Putnam VT Voyager Fund                             42,058            32,850


Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of the Trust's business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the Trust and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the Trust's other affairs and business.


The table below shows the value of each Trustee's holdings in all of the Putnam Funds as of December 31, 2003. Certain Trustees own interests in one or more funds through variable annuity contracts or variable life insurance policies.


                           Aggregate dollar range
                        of shares held in all of the
Name of Trustee       Putnam funds overseen by Trustee

Jameson A. Baxter             over $100,000
Charles B. Curtis             over $100,000
John A. Hill                  over $100,000
Ronald J. Jackson             over $100,000
Paul L. Joskow                over $100,000
Elizabeth T. Kennan           over $100,000
John H. Mullin, III           over $100,000
Robert E. Patterson           over $100,000
W. Thomas Stephens            over $100,000
W. Nicholas Thorndike         over $100,000




*George Putnam, III           over $100,000
*A.J.C. Smith                 over $100,000


* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the Trust, Putnam Management or Putnam Retail Management. Messrs. Putnam, III and Smith are deemed "interested persons" by virtue of their positions as officers or shareholders of the Trust or Putnam Management, Putnam Retail Management, or Marsh & McLennan Companies, Inc., the parent company of Putnam Management and Putnam Retail Management. George Putnam, III is the President of the Trust and each of the other Putnam funds. A.J.C. Smith is the Chairman of Putnam Investments and serves as a Director of and Consultant to Marsh & McLennan Companies, Inc.

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes.
The Trustees meet monthly over a two-day period, except in August. The Executive Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The Committees of the Board of Trustees, and the number of times each Committee met during your fund's fiscal year, are shown in the table below:

Audit and Pricing Committee                              15

Board Policy and Nominating Committee                     7


Brokerage and Custody Committee                           4


Communication, Service and Marketing Committee            9

Contract Committee                                       14

Distributions Committee                                   6


Executive Committee                                       1


Investment Oversight Committees                          30

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by each Putnam VT fund for fiscal 2003 (other than Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund, each of which lists the estimated fees to be paid to each Trustee by each fund during its first full fiscal year) and the fees paid to each Trustee by all of the Putnam funds during calendar year 2003:




COMPENSATION TABLE

Aggregate compensation (1) from:

                Putnam VT    Putnam VT      Putnam VT                                            Putnam VT
                 American     Capital        Capital      Putnam VT    Putnam VT    Putnam VT    The George
                Government  Appreciation  Opportunities   Discovery   Diversified     Equity    Putnam Fund
Trustee/Year   Income Fund      Fund           Fund      Growth Fund  Income Fund  Income Fund   of Boston
-----------------------------------------------------------------------------------------------------------

Jameson A. Baxter/
1994 (5)         $1,182         $539           $145          $613        $1,371        $210        $1,392

Charles B. Curtis/
2001              1,168          535            144           609         1,356         209         1,377

John A. Hill/
1985 (5)(7)       1,992          914            237         1,040         2,309         347         2,345

Ronald J. Jackson/
1996 (5)          1,185          542            145           617         1,377         212         1,398

Paul L. Joskow/
1997 (5)          1,181          537            142           608         1,370         203         1,390

Elizabeth T. Kennan/
1992              1,159          529            137           602         1,347         204         1,367

Lawrence J. Lasser/
1992 (8)             --           --             --            --            --          --            --

John H. Mullin, III/
1997 (5)          1,173          536            144           610         1,361         209         1,382

Robert E. Patterson/
1984              1,174          537            144           611         1,363         210         1,384

George Putnam, III/
1984 (7)          1,456          667            175           759         1,689         257         1,715

A.J.C. Smith/
1986 (6)             --           --             --            --            --          --            --

W. Thomas Stephens/
1997 (5)          1,157          529            141           601         1,343         205         1,364

W. Nicholas Thorndike/
1992              1,179          538            142           612         1,370         209         1,391





Aggregate compensation (1) from:

                Putnam VT                                Putnam VT     Putnam VT
              Global Asset   Putnam VT     Putnam VT       Growth        Health    Putnam VT
               Allocation     Global       Growth and   Opportunities   Sciences   High Yield    Putnam VT
Trustee/Year      Fund      Equity Fund   Income Fund       Fund          Fund        Fund      Income Fund
-----------------------------------------------------------------------------------------------------------

Jameson A. Baxter/
1994 (5)           $941       $1,587         $4,951          $715          $912      $1,417        $2,172

Charles B. Curtis/
2001                931        1,570          5,982           707           902       1,097         2,148

John A. Hill/
1985 (5)(7)       1,585        2,674          8,340         1,205         1,536       2,386         3,657

Ronald J. Jackson/
1996 (5)            945        1,593          4,968           718           915       1,422         2,180

Paul L. Joskow/
1997 (5)            940        1,586          4,946           714           911       1,415         2,169

Elizabeth T. Kennan/
1992                924        1,559          4,861           702           895       1,391         2,132

Lawrence J. Lasser/
1992 (8)             --           --             --            --            --          --            --

John H. Mullin, III/
1997 (5)            934        1,576          4,914           710           905       1,407         2,156

Robert E. Patterson/
1984                935        1,577          3,835           711           906       1,713         2,158

George Putnam, III/
1984 (7)          1,159        1,955          6,098           881         1,123       1,746         2,675

A.J.C. Smith/
1986 (6)             --           --             --            --            --          --            --

W. Thomas Stephens/
1997 (5)            922        1,554          4,848           700           893       1,388         2,127

W. Nicholas Thorndike/
1992                940        1,586          4,945           714           911       1,415         2,169





Aggregate compensation (1) from:

                                             Putnam VT
                              Putnam VT    International                           Putnam VT    Putnam VT
               Putnam VT    International       New       Putnam VT     Putnam VT     Money        New
             International    Growth and   Opportunities  Investors      Mid Cap     Market   Opportunities
Trustee/Year  Equity Fund    Income Fund        Fund         Fund      Value Fund     Fund         Fund
-----------------------------------------------------------------------------------------------------------

Jameson A. Baxter/
1994 (5)         $1,552       $1,013           $991        $1,262          $110      $1,204        $2,713

Charles B. Curtis/
2001              1,535        1,002            980         1,247           109       1,191         2,684

John A. Hill/
1985 (5)(7)       2,613        1,706          1,670         2,126           179       2,030         4,570

Ronald J. Jackson/
1996 (5)          1,557        1,017            995         1,265           110       1,209         2,723

Paul L. Joskow/
1997 (5)          1,556        1,012            990         1,259           107       1,211         2,710

Elizabeth T. Kennan/
1992              1,524          995            973         1,237           104       1,183         2,664

Lawrence J. Lasser/
1992 (8)             --           --             --            --            --          --            --

John H. Mullin, III/
1997 (5)          1,540        1,005            984         1,252           109       1,196         2,694

Robert E. Patterson/
1984              1,542        1,007            985         1,253           109       1,197         2,697

George Putnam, III/
1984 (7)          1,911        1,248          1,221         1,551           132       1,484         3,342

A.J.C. Smith/
1986 (6)             --           --             --            --            --          --            --

W. Thomas Stephens/
1997 (5)          1,520          992            971         1,235           106       1,180         2,657

W. Nicholas Thorndike/
1992              1,550        1,012            990         1,260           107       1,203         2,710





Aggregate compensation (1) from:

                            Putnam VT                                  Putnam VT
                Putnam VT     OTC &        Putnam VT    Putnam VT      Utilities
                New Value   Emerging        Research    Small Cap      Growth and  Putnam VT    Putnam VT
Trustee/Year      Fund     Growth Fund        Fund      Value Fund    Income Fund  Vista Fund  Voyager Fund
-----------------------------------------------------------------------------------------------------------

Jameson A. Baxter/
1994 (5)         $1,037         $771           $935        $1,008        $1,010        $965        $4,339

Charles B. Curtis/
2001              1,027          762            925           998           999         954         4,291

John A. Hill/
1985 (5)(7)       1,747        1,299          1,576         1,697         1,701       1,625         7,309

Ronald J. Jackson/
1996 (5)          1,043          773            939         1,014         1,014         969         4,355

Paul L. Joskow/
1997 (5)          1,033          767            934         1,004         1,009         964         4,335

Elizabeth T. Kennan/
1992              1,020          756            919           992           992         948         4,261

Lawrence J. Lasser/
1992 (8)             --           --             --            --            --          --            --

John H. Mullin, III/
1997 (5)          1,030          765            929         1,002         1,003         958         4,307

Robert E. Patterson/
1984              1,032          766            930         1,003         1,004         959         4,312

George Putnam, III/
1984 (7)          1,279          948          1,152         1,243         1,244       1,189         5,345

A.J.C. Smith/
1986 (6)             --           --             --            --            --          --            --

W. Thomas Stephens/
1997 (5)          1,016          755            916           988           989         945         4,249

W. Nicholas Thorndike/
1992              1,038          770            935         1,009         1,009         964         4,334





COMPENSATION TABLE

Pension or retirement benefits accrued as part of fund expenses from:

                Putnam VT    Putnam VT      Putnam VT                                            Putnam VT
                 American     Capital        Capital      Putnam VT    Putnam VT    Putnam VT    The George
                Government  Appreciation  Opportunities   Discovery   Diversified     Equity    Putnam Fund
Trustee/Year   Income Fund      Fund           Fund      Growth Fund  Income Fund  Income Fund   of Boston
-----------------------------------------------------------------------------------------------------------

Jameson A. Baxter/
1994 (5)           $385         $170            $35          $192          $417         $35          $424

Charles B. Curtis/
2001                341          151             31           171           371          31           376

John A. Hill/
1985 (5)(7)         444          196             41           222           482          41           489

Ronald J. Jackson/
1996 (5)            353          156             32           176           383          32           389

Paul L. Joskow/
1997 (5)            252          111             23           126           273          23           277

Elizabeth T. Kennan/
1992                459          202             42           229           498          42           505

Lawrence J. Lasser/
1992 (8)             --           --             --           --            228          --           232

John H. Mullin, III/
1997 (5)            389          172             36           195           423          36           429

Robert E. Patterson/
1984                251          111             23           126           272          23           277

George Putnam, III/
1984 (7)            205           90             19           102           222          19           226

A.J.C. Smith/
1986 (6)             --           --             --            --           516          --           524

W. Thomas Stephens/
1997 (5)            352          155             32           176           382          32           388

W. Nicholas Thorndike/
1992                592          261             54           296           642          54           652





Pension or retirement benefits accrued as part of fund expenses from:

            Putnam VT
             Global    Putnam VT  Putnam VT    Putnam VT   Putnam VT
              Asset     Global    Growth and    Growth       Health   Putnam VT                 Putnam VT
           Allocation   Equity      Income   Opportunities  Sciences  High Yield  Putnam VT   International
Trustee/Year  Fund       Fund        Fund        Fund         Fund       Fund    Income Fund   Equity Fund
-----------------------------------------------------------------------------------------------------------

Jameson A. Baxter/
1994 (5)       $290      $492       $1,535       $222         $280       $431        $662         $476

Charles B. Curtis/
2001            258       437        1,363        197          249        382         588          422

John A. Hill/
1985 (5)(7)     335       568        1,773        256          324        497         764          549

Ronald J. Jackson/
1996 (5)        266       451        1,408        204          257        395         607          436

Paul L. Joskow/
1997 (5)        190       322        1,005        145          183        282         433          311

Elizabeth T. Kennan/
1992            346       587        1,830        265          334        513         789          567

Lawrence J. Lasser/
1992 (8)        159       268          839         --          153        235         361          260

John H. Mullin, III/
1997 (5)        294       498        1,554        225          284        436         670          482

Robert E. Patterson/
1984            190       321        1,002        145          183        281         432          310

George Putnam, III/
1984 (7)        155       262          817        118          149        229         352          253

A.J.C. Smith/
1986 (6)        359       608        1,898         --          347        532         818          587

W. Thomas Stephens/
1997 (5)        266       451        1,407        203          257        395         606          436

W. Nicholas Thorndike/
1992            447       757        2,362        341          431        663       1,018          732





Pension or retirement benefits accrued as part of fund expenses from:



                              Putnam VT
               Putnam VT    International                               Putnam VT   Putnam VT
             International       New         Putnam VT     Putnam VT       Money       New         Putnam VT
               Growth and   Opportunities    Investors      Mid Cap       Market  Opportunities    New Value
Trustee/Year  Income Fund        Fund           Fund      Value Fund       Fund        Fund          Fund
-----------------------------------------------------------------------------------------------------------

Jameson A. Baxter/
1994 (5)           $313         $306           $414           $35          $381        $837          $297

Charles B. Curtis/
2001                278          272            368            31           339         744           263

John A. Hill/
1985 (5)(7)         361          353            478            41           440         967           343

Ronald J. Jackson/
1996 (5)            287          281            380            32           350         768           272

Paul L. Joskow/
1997 (5)            205          200            271            23           250         548           194

Elizabeth T. Kennan/
1992                373          365            494            42           455         999           354

Lawrence J. Lasser/
1992 (8)            171          168            226            --           208         458           162

John H. Mullin, III/
1997 (5)            317          310            419            36           386         848           300

Robert E. Patterson/
1984                204          200            270            23           249         547           194

George Putnam, III/
1984 (7)            167          163            221            19           203         446           158

A.J.C. Smith/
1986 (6)            387          380            511            --           471       1,035           367

W. Thomas Stephens/
1997 (5)            287          280            380            32           349         767           272

W. Nicholas Thorndike/
1992                482          471            637            54           587       1,289           456





Pension or retirement benefits accrued as part of fund expenses from:

                Putnam VT                                  Putnam VT
                 OTC &        Putnam VT     Putnam VT      Utilities
                Emerging      Research      Small Cap      Growth and  Putnam VT    Putnam VT
Trustee/Year   Growth Fund      Fund       Value Fund     Income Fund  Vista Fund  Voyager Fund
-----------------------------------------------------------------------------------------------

Jameson A. Baxter/
1994 (5)           $254         $290           $283          $313          $297      $1,343

Charles B. Curtis/
2001                226          258            252           278           263       1,192

John A. Hill/
1985 (5)(7)         294          335            327           361           343       1,551

Ronald J. Jackson/
1996 (5)            233          266            260           287           272       1,232

Paul L. Joskow/
1997 (5)            167          190            186           205           194         879

Elizabeth T. Kennan/
1992                303          346            338           373           354       1,601

Lawrence J. Lasser/
1992 (8)            139          159            154           171           162         734

John H. Mullin, III/
1997 (5)            258          294            287           317           300       1,360

Robert E. Patterson/
1984                166          190            185           204           194         876

George Putnam, III/
1984 (7)            135          155            151           167           158         715

A.J.C. Smith/
1986 (6)            314          359            349           387           367       1,661

W. Thomas Stephens/
1997 (5)            233          266            260           287           272       1,230

W. Nicholas Thorndike/
1992                391          447            436           482           456       2,066





                   Estimated
                    annual
                   benefits          Total
                   from all      compensation
                    Putnam           from
                  funds upon      all Putnam
Trustee/Year    retirement (2)   funds (3)(4)
---------------------------------------------

Jameson A. Baxter/
1994 (5)           $100,000        $215,500

Charles B. Curtis/
2001                100,000         210,250

John A. Hill/
1985 (5)(7)         200,000         413,625

Ronald J. Jackson/
1996 (5)            100,000         214,500

Paul L. Joskow/
1997 (5)            100,000         215,250

Elizabeth T. Kennan/
1992                100,000         207,000

Lawrence J. Lasser/
1992 (8)             93,333              --

John H. Mullin, III/
1997 (5)            100,000         208,750

Robert E. Patterson/
1984                100,000         206,500

George Putnam, III/
1984 (7)            125,000         260,500

A.J.C. Smith/
1986 (6)             93,333              --

W. Thomas Stephens/
1997 (5)            100,000         206,500

W. Nicholas Thorndike/
1992                100,000         212,250



(1) Includes an annual retainer and an attendance fee for each meeting attended.


(2) Assumes that each Trustee retires at the normal retirement date. For Trustees who are not within three years of retirement, estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 2003.

(3) As of December 31, 2003, there were 101 funds in the Putnam family. For Mr. Hill, amounts shown also include compensation for service as a trustee of TH Lee, Putnam Emerging Opportunities Portfolio, a closed-end fund advised by an affiliate of Putnam Management.

(4) Includes amounts (ranging from $2,000 to $11,000 per Trustee) for which the Putnam funds were reimbursed by Putnam Management for special Board and committee meetings in connection with certain regulatory and other matters relating to alleged improper trading by certain Putnam Management employees and participants in certain 401(k) plans administered by Putnam Fiduciary Trust Company.

(5) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan. As of December 31, 2003, the total amounts of deferred compensation payable by the fund, including income earned on such amounts, to certain Trustees were:


                                           Baxter      Hill   Jackson    Joskow   Mullin III   Stephens
-------------------------------------------------------------------------------------------------------

VT American Government Income Fund           $785    $2,260    $1,159      $855         $897       $353
VT Capital Appreciation Fund                 $276      $794      $407      $301         $315       $124
VT Capital Opportunities Fund                 $51      $147       $75       $56          $58        $23
VT Discovery Growth Fund                     $567    $1,633      $837      $618         $648       $255
VT Diversified Income Fund                 $1,083    $3,118    $1,599    $1,180       $1,238       $487
VT Equity Income Fund                         $74      $214      $110       $81          $85        $33
VT The George Putnam Fund of Boston        $1,077    $3,102    $1,591    $1,174       $1,231       $484
VT Global Asset Allocation Fund            $3,907   $11,252    $5,770    $4,257       $4,466     $1,757
VT Global Equity Fund                      $8,447   $24,327   $12,476    $9,205       $9,655     $3,799
VT Growth & Income Fund                   $22,134   $63,742   $32,690   $24,118      $25,299     $9,955
VT Growth Opportunities Fund                 $567    $1,634      $838      $618         $648       $255
VT Health Sciences Fund                      $728    $2,096    $1,075      $793         $832       $327
VT High Yield Fund                         $5,404   $15,564    $7,982    $5,889       $6,177     $2,431
VT Income Fund                             $5,355   $15,420    $7,908    $5,835       $6,120     $2,408
VT International Equity Fund               $1,558    $4,487    $2,301    $1,698       $1,781       $701
VT International Growth & Income Fund        $807    $2,323    $1,192      $879         $922       $363
VT International New Opportunities Fund      $791    $2,279    $1,169      $862         $905       $356
VT Investors Fund                          $1,052    $3,029    $1,553    $1,146       $1,202       $473
VT Mid-Cap Value Fund                         $38      $111       $57       $42          $44        $17
VT Money Market Fund                       $1,202    $3,462    $1,776    $1,310       $1,374       $541
VT New Opportunities Fund                 $12,074   $34,771   $17,832   $13,156      $13,800     $5,431
VT New Value Fund                            $894    $2,574    $1,320      $974       $1,021       $402
VT OTC & Emerging Growth Fund                $614    $1,769      $907      $669         $702       $276
VT Research Fund                             $741    $2,135    $1,095      $808         $847       $333
VT Small Cap Value Fund                      $788    $2,269    $1,163      $858         $900       $354
VT Utilities Growth & Income Fund          $4,603   $13,254    $6,798    $5,015       $5,261     $2,070
VT Vista Fund                                $883    $2,544    $1,305      $963       $1,010       $397
VT Voyager Fund                           $18,130   $52,210   $26,776   $19,755      $20,722     $8,154


(6) Since July 1, 2000, Marsh & McLennan Companies, Inc. has compensated Mr. Smith for his services as Trustee. The estimated annual retirement benefits shown in this table for Mr. Smith reflect benefits earned under the funds' retirement plan prior to July 1, 2000.

(7) Includes additional compensation to Messrs. Hill and Putnam for service as Chairman of the Trustees and President of the Funds, respectively.

(8) Mr. Lasser resigned from the Board of Trustees of the Putnam funds on November 3, 2003. The estimated annual retirement benefits shown in this table for Mr. Lasser reflect benefits earned under the funds' retirement plan prior to July 1, 2000.


Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit, also available under the Plan, assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are not "interested persons" of the fund, as defined in the Investment Company Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment.

For additional information concerning the Trustees, see "Management" in this SAI.

Share ownership


At March 31, 2004 the officers and Trustees as a group owned directly no shares of the Trust or any fund thereof. As of that date, less than 1% of the value of the accumulation units with respect to any fund was attributable to the officers and Trustees of the Trust, as a group, owning variable annuity contracts or variable life insurance policies issued by the insurers listed in the following tables or by other insurers that may hold shares of a fund. Except to the extent set forth below, no person owned of record or to the knowledge of the Trust beneficially 5% or more of the shares of any fund of the Trust.




Fund and class                        Shareholder name and address       Percentage owned

PUTNAM VT AMER GOVT INCOME IA         HARTFORD LIFE (4)                       100.00%
PUTNAM VT AMER GOVT INCOME IB         ALLSTATE LIFE INSURANCE CO (1)           75.80%
PUTNAM VT AMER GOVT INCOME IB         HARTFORD LIFE (4)                        14.50%
PUTNAM VT AMER GOVT INCOME IB         ALLSTATE LIFE OF NY (1)                   9.30%
PUTNAM VT CAP OPPS FUND IA            HARTFORD LIFE & ANNUITY (4)              48.40%
PUTNAM VT CAP OPPS FUND IA            HARTFORD LIFE INS CO (4)                 33.00%
PUTNAM VT CAP OPPS FUND IA            THE PUTNAM COMPANIES, INC (9)            17.60%
PUTNAM VT CAP OPPS FUND IB            HARTFORD LIFE & ANNUITY (4)              47.10%
PUTNAM VT CAP OPPS FUND IB            ALLSTATE LIFE INSURANCE CO (1)           38.40%
PUTNAM VT CAP OPPS FUND IB            HARTFORD LIFE INS CO (4)                 12.70%
PUTNAM VT CAP APPRECIATION IA         HARTFORD LIFE (4)                       100.00%
PUTNAM VT CAP APPRECIATION IB         ALLSTATE LIFE INSURANCE CO (1)           76.60%
PUTNAM VT CAP APPRECIATION IB         HARTFORD LIFE (4)                        18.20%
PUTNAM VT CAP APPRECIATION IB         ALLSTATE LIFE OF NY (1)                   5.00%
PUTNAM VT DISCOVERY GROWTH IA         HARTFORD LIFE (4)                       100.00%
PUTNAM VT DISCOVERY GROWTH IB         ALLSTATE LIFE INSURANCE CO (1)           56.30%
PUTNAM VT DISCOVERY GROWTH IB         HARTFORD LIFE (4)                        11.80%
PUTNAM VT DISCOVERY GROWTH IB         ING USA ANNUITY AND LIFE (5)              9.10%
PUTNAM VT DIVERSIFIED INCOME IA       HARTFORD LIFE (4)                        97.70%
PUTNAM VT DIVERSIFIED INCOME IB       ALLSTATE LIFE INSURANCE CO (1)           63.40%
PUTNAM VT DIVERSIFIED INCOME IB       HARTFORD LIFE (4)                        20.80%
PUTNAM VT DIVERSIFIED INCOME IB       ALLSTATE LIFE OF NY (1)                   7.00%
PUTNAM VT EQUITY INCOME IA            HARTFORD LIFE & ANNUITY (4)              65.10%
PUTNAM VT EQUITY INCOME IA            HARTFORD LIFE INS CO (4)                 34.20%
PUTNAM VT EQUITY INCOME IB            ALLSTATE LIFE INSURANCE CO (1)           42.00%
PUTNAM VT EQUITY INCOME IB            HARTFORD LIFE & ANNUITY (4)              30.90%
PUTNAM VT EQUITY INCOME IB            METLIFE INVESTORS VA/VL ACCT 1 (8)       11.90%
PUTNAM VT EQUITY INCOME IB            HARTFORD LIFE INS CO (4)                 11.40%
PUTNAM VT GEORGE PUTNAM IA            HARTFORD LIFE (4)                        99.80%
PUTNAM VT GEORGE PUTNAM IB            ALLSTATE LIFE INSURANCE CO (1)           81.20%
PUTNAM VT GEORGE PUTNAM IB            HARTFORD LIFE (4)                        11.90%
PUTNAM VT GEORGE PUTNAM IB            ALLSTATE LIFE OF NY (1)                   5.60%
PUTNAM VT GLOBAL ASSET ALLOC IA       HARTFORD LIFE (4)                        98.70%
PUTNAM VT GLOBAL ASSET ALLOC IB       ALLSTATE LIFE INSURANCE CO (1)           72.00%
PUTNAM VT GLOBAL ASSET ALLOC IB       HARTFORD LIFE (4)                        20.10%
PUTNAM VT GLOBAL ASSET ALLOC IB       ALLSTATE LIFE OF NY (1)                   7.70%
PUTNAM VT GLOBAL EQUITY IA            HARTFORD LIFE (4)                        99.60%
PUTNAM VT GLOBAL EQUITY IB            ALLSTATE LIFE INSURANCE CO (1)           75.90%
PUTNAM VT GLOBAL EQUITY IB            HARTFORD LIFE (4)                         8.80%
PUTNAM VT GLOBAL EQUITY IB            ALLSTATE LIFE OF NY (1)                   7.70%
PUTNAM VT GLOBAL EQUITY IB            AEGON PFL FIRST UNION (11)                6.80%
PUTNAM VT GROWTH & INCOME IA          HARTFORD LIFE (4)                        97.30%
PUTNAM VT GROWTH & INCOME IB          ALLSTATE LIFE INSURANCE CO (1)           69.20%
PUTNAM VT GROWTH & INCOME IB          HARTFORD LIFE (4)                         9.70%
PUTNAM VT GROWTH & INCOME IB          ALLSTATE LIFE OF NY (1)                   5.50%
PUTNAM VT GROWTH & INCOME IB          ALLSTATE NORTHBROOK LIFE (1)              5.00%
PUTNAM VT GROWTH OPPS IA              HARTFORD LIFE (4)                       100.00%
PUTNAM VT GROWTH OPPS IB              ALLSTATE LIFE INSURANCE CO (1)           73.70%
PUTNAM VT GROWTH OPPS IB              HARTFORD LIFE (4)                        15.00%
PUTNAM VT GROWTH OPPS IB              ALLSTATE LIFE OF NY (1)                   6.50%
PUTNAM VT HEALTH SCIENCES IA          HARTFORD LIFE (4)                       100.00%
PUTNAM VT HEALTH SCIENCES IB          ALLSTATE LIFE INSURANCE CO (1)           48.00%
PUTNAM VT HEALTH SCIENCES IB          LINCOLN NATIONAL VARIABLE (7)            19.80%
PUTNAM VT HEALTH SCIENCES IB          AXP IDS LIFE (3)                         18.50%
PUTNAM VT HEALTH SCIENCES IB          HARTFORD LIFE (4)                         5.60%
PUTNAM VT HIGH YIELD IA               HARTFORD LIFE (4)                        99.00%
PUTNAM VT HIGH YIELD IB               ALLSTATE LIFE INSURANCE CO (1)           61.10%
PUTNAM VT HIGH YIELD IB               HARTFORD LIFE (4)                        18.10%
PUTNAM VT HIGH YIELD IB               AXP IDS LIFE (3)                          9.70%
PUTNAM VT HIGH YIELD IB               LINCOLN BENEFIT LIFE CO (7)               5.00%
PUTNAM VT INCOME IA                   HARTFORD LIFE (4)                        98.30%
PUTNAM VT INCOME IB                   ALLSTATE LIFE INSURANCE CO (1)           74.60%
PUTNAM VT INCOME IB                   HARTFORD LIFE (4)                        17.40%
PUTNAM VT INCOME IB                   ALLSTATE LIFE OF NY (1)                   7.30%
PUTNAM VT INTERNATIONAL G&I IA        HARTFORD LIFE (4)                        99.60%
PUTNAM VT INTERNATIONAL G&I IB        ALLSTATE LIFE INSURANCE CO (1)           60.10%
PUTNAM VT INTERNATIONAL G&I IB        HARTFORD LIFE (4)                        10.80%
PUTNAM VT INTERNATIONAL G&I IB        LINCOLN BENEFIT LIFE CO (7)               8.00%
PUTNAM VT INTERNATIONAL G&I IB        ING USA ANNUITY AND LIFE (5)              5.70%
PUTNAM VT INTL EQUITY IA              HARTFORD LIFE (4)                        94.00%
PUTNAM VT INTL EQUITY IA              METLIFE INVESTORS VA/VL ACCT 1 (8)        5.10%
PUTNAM VT INTL EQUITY IB              ALLSTATE LIFE INSURANCE CO (1)           31.30%
PUTNAM VT INTL EQUITY IB              AXP IDS LIFE (3)                         14.10%
PUTNAM VT INTL EQUITY IB              ALLSTATE NORTHBROOK LIFE (1)             11.80%
PUTNAM VT INTL EQUITY IB              METLIFE INVESTORS VA/VL ACCT 1 (8)        9.20%
PUTNAM VT INTL EQUITY IB              TRAVELERS INSURANCE COMPANY (10)          6.00%
PUTNAM VT INTL EQUITY IB              HARTFORD LIFE (4)                         5.40%
PUTNAM VT INTNL NEW OPPS IA           HARTFORD LIFE (4)                        97.60%
PUTNAM VT INTNL NEW OPPS IB           AXP IDS LIFE (3)                         72.20%
PUTNAM VT INTNL NEW OPPS IB           ALLSTATE LIFE INSURANCE CO (1)           19.90%
PUTNAM VT INVESTORS IA                HARTFORD LIFE (4)                        99.90%
PUTNAM VT INVESTORS IB                ALLSTATE LIFE INSURANCE CO (1)           79.40%
PUTNAM VT INVESTORS IB                HARTFORD LIFE (4)                        12.90%
PUTNAM VT INVESTORS IB                ALLSTATE LIFE OF NY (1)                   7.30%
PUTNAM VT MID CAP VALUE IA            HARTFORD LIFE & ANNUITY (4)              50.80%
PUTNAM VT MID CAP VALUE IA            HARTFORD LIFE INS CO (4)                 49.10%
PUTNAM VT MID CAP VALUE IB            ALLSTATE LIFE INSURANCE CO (1)           53.00%
PUTNAM VT MID CAP VALUE IB            HARTFORD LIFE INS CO (4)                 20.70%
PUTNAM VT MID CAP VALUE IB            HARTFORD LIFE & ANNUITY (4)              19.10%
PUTNAM VT MID CAP VALUE IB            ALLSTATE LIFE OF NY (1)                   7.10%
PUTNAM VT MONEY MARKET IA             HARTFORD LIFE (4)                        98.30%
PUTNAM VT MONEY MARKET IB             ALLSTATE LIFE INSURANCE CO (1)           70.00%
PUTNAM VT MONEY MARKET IB             HARTFORD LIFE (4)                        14.10%
PUTNAM VT MONEY MARKET IB            AEGON PFL FIRST UNION (11)                 8.20%
PUTNAM VT MONEY MARKET IB            ALLSTATE LIFE OF NY (1)                    7.60%
PUTNAM VT NEW OPPORTUNITIES IA       HARTFORD LIFE (4)                         60.40%
PUTNAM VT NEW OPPORTUNITIES IA       AXP IDS LIFE (3)                          33.60%
PUTNAM VT NEW OPPORTUNITIES IB       ALLSTATE LIFE INSURANCE CO (1)            73.80%
PUTNAM VT NEW OPPORTUNITIES IB       HARTFORD LIFE (4)                         13.80%
PUTNAM VT NEW OPPORTUNITIES IB       ALLSTATE LIFE OF NY (1)                    6.60%
PUTNAM VT NEW VALUE IA               HARTFORD LIFE (4)                         99.40%
PUTNAM VT NEW VALUE IB               ALLSTATE LIFE INSURANCE CO (1)            75.90%
PUTNAM VT NEW VALUE IB               HARTFORD LIFE (4)                         11.50%
PUTNAM VT OTC & EMERGING G&I IA      HARTFORD LIFE (4)                         93.50%
PUTNAM VT OTC & EMERGING G&I IA      HARTFORD LIFE INS CO (4)                   6.40%
PUTNAM VT OTC & EMERGING G&I IB      ALLSTATE LIFE INSURANCE CO (1)            83.80%
PUTNAM VT OTC & EMERGING G&I IB      HARTFORD LIFE (4)                         10.10%
PUTNAM VT OTC & EMERGING G&I IB      ALLSTATE LIFE OF NY (1)                    6.00%
PUTNAM VT RESEARCH IA                HARTFORD LIFE (4)                        100.00%
PUTNAM VT RESEARCH IB                ALLSTATE LIFE INSURANCE CO (1)            85.20%
PUTNAM VT RESEARCH IB                HARTFORD LIFE (4)                          8.70%
PUTNAM VT RESEARCH IB                ALLSTATE LIFE OF NY (1)                    5.50%
PUTNAM VT SMALL CAP VALUE IA         HARTFORD LIFE (4)                         97.70%
PUTNAM VT SMALL CAP VALUE IB         ALLSTATE LIFE INSURANCE CO (1)            32.00%
PUTNAM VT SMALL CAP VALUE IB         TRAVELERS INSURANCE COMPANY (10)          26.40%
PUTNAM VT SMALL CAP VALUE IB         NORTHBROOK LIFE INSURANCE CO (1)          11.20%
PUTNAM VT SMALL CAP VALUE IB         TRAVELERS LIFE & ANNUITY CO (10)           9.90%
PUTNAM VT SMALL CAP VALUE IB         INTEGRITY LIFE INSURANCE (6)               5.70%
PUTNAM VT UTILITIES G&I IA           HARTFORD LIFE (4)                         98.80%
PUTNAM VT UTILITIES G&I IB           ALLSTATE LIFE INSURANCE CO (1)            82.20%
PUTNAM VT UTILITIES G&I IB           HARTFORD LIFE (4)                         10.30%
PUTNAM VT UTILITIES G&I IB           ALLSTATE LIFE OF NY (1)                    7.40%
PUTNAM VT VISTA IA                   HARTFORD LIFE (4)                         97.40%
PUTNAM VT VISTA IB                   AXP IDS LIFE (3)                          46.30%
PUTNAM VT VISTA IB                   ALLSTATE LIFE INSURANCE CO (1)            36.40%
PUTNAM VT VISTA IB                   AXP AMERICAN ENTERPRISE LIFE (2)           5.40%
PUTNAM VT VOYAGER IA                 HARTFORD LIFE (4)                         95.10%
PUTNAM VT VOYAGER IB                 ALLSTATE LIFE INSURANCE CO (1)            68.70%
PUTNAM VT VOYAGER IB                 HARTFORD LIFE (4)                         10.50%
PUTNAM VT VOYAGER IB                 ALLSTATE NORTHBROOK LIFE (1)               7.70%



The addresses for the shareholders listed above are:

(1) Allstate Life Insurance Co., 3100 Sanders Rd., Northbrook, IL  60062

(2) American Express Financial Advisors, 733 Marquette Avenue,
    Minneapolis, MN  55041


(3) AXP IDS Life, 1497 AXP Financial Center, Minneapolis, MN 55474-0014

(4) The Hartford, 200 Hopmeadow St., Simsbury, CT  06089

(5) ING Life Companies, 1290 Broadway, Denver, CO  80203

(6) Integrity Life Insurance Co., 515 West Market St., Louisville, KY
    40202

(7) Lincoln National Life Insurance Co., 1300 South Clinton St.,
    Fort Wayne, IN  46801

(8) MetLife Investors Insurance Company, One Madison Ave., Area 5H, New York, NY 10010

(9) Putnam Investments, One Post Office Square, Boston, MA  02109

(10) The Travelers Life Insurance Company, One Tower Square, Hartford, CT
     06183

(11) TransAmerica Life Insurance Co., 4333 Edgewood Rd. NE, Cedar Rapids,
     IA  52499


Each of the insurance companies has agreed to vote its shares in proportion to and in the manner instructed by contract and policy owners. Allstate Life Insurance Co., American Express Financial Advisors, The Hartford, ING Life Companies, Integrity Life Insurance Co., Lincoln National Life Insurance Co., MetLife Investors Insurance Company, The Travelers Life Insurance Company and TransAmerica Life Insurance Company, or any of them together, may be deemed to be a controlling person of each of the funds.


Distribution fees


During fiscal 2003, class IB shares of the funds paid the following 12b-1 fees to Putnam Retail Management:

Putnam VT American Government Income Fund       $368,501
Putnam VT Capital Appreciation Fund               41,562
Putnam VT Capital Opportunities Fund               3,252
Putnam VT Discovery Growth Fund                   72,648
Putnam VT Diversified Income Fund                308,388
Putnam VT Equity Income Fund                      16,397
Putnam VT The George Putnam Fund of Boston       524,365
Putnam VT Global Asset Allocation Fund            67,802
Putnam VT Global Equity Fund                     169,324
Putnam VT Growth and Income Fund               1,726,625
Putnam VT Growth Opportunities Fund               84,941
Putnam VT Health Sciences Fund                   351,956
Putnam VT High Yield Fund                        294,480
Putnam VT Income Fund                            604,434
Putnam VT International Equity Fund              981,095
Putnam VT International Growth and Income        127,879
Putnam VT International New Opportunities Fund   318,686
Putnam VT Investors Fund                         478,910
Putnam VT Mid Cap Value Fund                       4,654
Putnam VT Money Market Fund                      357,958
Putnam VT New Opportunities Fund                 361,935
Putnam VT New Value Fund                         288,498
Putnam VT OTC & Emerging Growth Fund              94,349
Putnam VT Research Fund                          272,964
Putnam VT Small Cap Value Fund                   613,148
Putnam VT Utilities Growth and Income Fund       105,373
Putnam VT Vista Fund                             541,181
Putnam VT Voyager Fund                         1,066,617


Investor servicing and custody fees and expenses


During fiscal 2003, the Trust incurred $13,136,985 in fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company. Each fund incurred the following fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company:

Putnam VT American Government Income Fund       $312,859
Putnam VT Capital Appreciation Fund               77,104
Putnam VT Capital Opportunities Fund              10,047
Putnam VT Discovery Growth Fund                   83,930
Putnam VT Diversified Income Fund                526,586
Putnam VT Equity Income Fund                      77,458
Putnam VT The George Putnam Fund of Boston       493,920
Putnam VT Global Asset Allocation Fund           908,633
Putnam VT Global Equity Fund                     831,812
Putnam VT Growth and Income Fund               1,905,498
Putnam VT Growth Opportunities Fund               96,314
Putnam VT Health Sciences Fund                   312,805
Putnam VT High Yield Fund                        462,386
Putnam VT Income Fund                            633,314
Putnam VT International Equity Fund            1,188,692
Putnam VT International Growth and Income Fund   425,264
Putnam VT International New Opportunities Fund   401,657
Putnam VT Investors Fund                         335,753
Putnam VT Mid Cap Value Fund                      48,977
Putnam VT Money Market Fund                      402,150
Putnam VT New Opportunities Fund                 766,280
Putnam VT New Value Fund                         281,984
Putnam VT OTC & Emerging Growth Fund             109,330
Putnam VT Research Fund                          199,417
Putnam VT Small Cap Value Fund                   361,979
Putnam VT Utilities Growth and Income Fund       345,293
Putnam VT Vista Fund                             314,548
Putnam VT Voyager Fund                         1,222,995


AMORTIZED COST VALUATION AND DAILY DIVIDEND (for Putnam VT Money Market
Fund only)

The valuation of the fund's portfolio instruments at amortized cost is permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, and in accordance with certain procedures adopted by the Trustees. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price a fund would receive if the instruments were sold. Consequently, in the absence of circumstances described below, changes in the market value of portfolio instruments during periods of rising or falling interest rates will not normally be reflected either in the computation of net asset value of a fund's portfolio or in the daily computation of net income. Under the procedures adopted by the Trustees, the funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest in securities determined by the Trustees to be of high quality with minimal credit risks. The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, the fund's price per share as computed for the purpose of distribution, redemption and repurchase at $1.00. These procedures include review of a fund's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the fund's net asset value calculated by using readily available market quotations deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation exists, they will take such corrective action as they regard as necessary and appropriate, including selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; withholding dividends; redeeming of shares in kind; or establishing a net asset value per share by using readily available market quotations.

Since the net income of a fund is declared as a dividend each time it is determined, the net asset value per share of that fund remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder's investment in a fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder's account on the last business day of each month. It is expected that a fund's net income will be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a fund will offset such amount allocable to each then shareholder's account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder's accrued dividends, the fund will reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in the fund.

INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts
02110, are the Trust's independent auditors, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Independent Auditors' Report, financial highlights and financial statements included in the Trust's Annual Report for the fiscal year ended December 31, 2003, filed electronically on March 8, 2004 (File No. 811-5346), are incorporated by reference into this SAI. The financial highlights included in the prospectuses and incorporated by reference into this SAI have been so included and incorporated in reliance upon the report of the independent auditors, given on their authority as experts in auditing and accounting.


PUTNAM VARIABLE TRUST
STATEMENT OF ADDITIONAL INFORMATION ("SAI")
PART II


As noted in the prospectus, in addition to the principal investment strategies and the principal risks described in the prospectus, the Trust may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited by the investment restrictions explained in the fund's prospectus or Part I of this SAI, or by applicable law, the Trust may engage in each of the practices described below.


MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

Foreign Investments

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with
investments in "emerging markets."   For example, political and economic
structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of prospects of an investment in such securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

Foreign Currency Transactions


To manage its exposure to foreign currencies, the fund may engage in foreign currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options.
In addition, the fund may write covered call and put options on foreign currencies for the purpose of increasing its current return.


Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. If conditions warrant, for transaction hedging purposes the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. In addition, for transaction hedging purposes the fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

The fund may engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the securities the fund intends to buy are denominated, when the fund holds cash or short-term investments). For position hedging purposes, the fund may purchase or sell, on exchanges or in over-the-counter markets, foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, the fund may also purchase or sell foreign currency on a spot basis.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.


Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency. See "Risk factors in options transactions."


The fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In that case the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will segregate liquid assets in its portfolio to cover forward contracts used for non-hedging purposes.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.


The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies -- the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.


There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

Currency forward and futures contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

Foreign currency options. In general, options on foreign currencies operate similarly to options on securities and are subject to many of the risks described above. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the euro, the joint currency of most countries in the European Union.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

Settlement procedures. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments. For example, settlement of transactions involving foreign securities or foreign currencies may occur within a foreign country, and the fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

Options on Securities


Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio or that it has an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam in accordance with procedures established by the Trustees, in such amount are segregated by its custodian), when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges) or have an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam in accordance with procedures established by the Trustees, in such amount are segregated by its custodian). In the case of put options, the fund will segregate assets determined to be liquid by Putnam in accordance with procedures established by the Trustees equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, if the fund holds the security, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. If the fund does not hold the underlying security, the fund bears the risk that, if the market price exceeds the option strike price, the fund will suffer a loss equal to the difference at the time of exercise. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.


The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

Risk Factors in Options Transactions

The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities.

Investments in Miscellaneous Fixed-Income Securities

If the fund may invest in inverse floating obligations, premium securities, or interest-only or principal-only classes of mortgage-backed securities (IOs and POs), it may do so without limit. The fund, however, currently does not intend to invest more than 15% of its assets in inverse floating obligations or more than 35% of its assets in IOs and POs under normal market conditions.

Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings of certain securities held by the fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See "Securities ratings."

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's assets. Conversely, during periods of rising interest rates, the value of the fund's assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values
of lower-rated securities.   Changes by nationally recognized securities
rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in an issue of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

Certain securities held by the fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate investments in order to satisfy its dividend requirements.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories. This also may be true with respect to tax-exempt securities, as the amount of information about the financial condition of an issuer of tax-exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Loan Participations and Other Floating Rate Loans.

The fund may invest in "loan participations." By purchasing a loan participation, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund's ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan participation would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loan participations in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Putnam Management will be unable to access non-public information to which other investors in syndicated loans may have access. Because loan participations in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan participation will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower. Investments in loan participations may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loan participations may be structured in different forms, including novations, assignments and participating interests. In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. The fund may also acquire a loan participation directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan participation to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

Corporate loans in which the fund may purchase a loan participation are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Under current market conditions, most of the corporate loan participations purchased by the fund will represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loan participations at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value.

Certain of the loan participations acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times hold and maintain in a segregated account liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign currencies. The fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.


With respect to its management of investments in floating rate loans, Putnam will normally seek to avoid receiving material, non-public information ("Confidential Information") about the issuers of floating rate loans being considered for acquisition by the fund or held in the fund's portfolio. In many instances, issuers may offer to furnish Confidential Information to prospective purchasers, and to holders, of the issuer's floating rate loans. Putnam's decision not to receive Confidential Information may place Putnam at a disadvantage relative to other investors in floating rate loans (which could have an adverse effect on the price the fund pays or receives when buying or selling loans). Also, in instances where holders of floating rate loans are asked to grant amendments, waivers or consent, Putnam's ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that Putnam's decision not to receive Confidential Information under normal circumstances could adversely affect the fund's investment performance.


Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in floating rate loans, Putnam may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the fund's portfolio. Possession of such information may in some instances occur despite Putnam's efforts to avoid such possession, but in other instances Putnam may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Putnam's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on Putnam's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by Putnam may hold other securities issued by borrowers whose floating rate loans may be held in the fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, Putnam may owe conflicting fiduciary duties to the fund and other client accounts. Putnam will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if Putnam's client accounts collectively held only a single category of the issuer's securities.

Floating Rate and Variable Rate Demand Notes

Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Mortgage Related and Asset-backed Securities

Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates.
These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments may cause losses on securities purchased at a premium. At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or "IO" class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or "POs" tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time.

Hybrid Instruments

These instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, "underlying assets"), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, "benchmarks"). Hybrid instruments may take a number of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by a fund may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, a fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and a fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor the fund would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Structured investments. A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments.
The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

Securities of Other Investment Companies. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. These types of instruments are often structured to perform in a similar fashion to a broad based securities index. Investing in these types of securities involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. In addition, these types of investments involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

Alternative Investment Strategies

Under normal market conditions, each fund seeks to remain fully invested and to minimize its cash holdings. However, at times Putnam Management may judge that market conditions make pursuing a fund's investment strategies inconsistent with the best interests of its shareholders. Putnam Management then may temporarily use alternative strategies that are mainly designed to limit the fund's losses. In implementing these strategies, the funds may invest primarily in debt securities, preferred stocks, U.S. Government and agency obligations, cash or money market instruments, or any other securities Putnam Management considers consistent with such defensive strategies.

Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (i.e., certificates of deposit and bankers' acceptances), repurchase agreements and various government obligations, such as Treasury bills. These instruments have a remaining maturity of one year or less and are generally of high credit quality. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Private Placements and Restricted Securities

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

While such private placements may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. Also market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. The fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading. The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees and the Trustees have delegated such authority to Putnam Management.

Futures Contracts and Related Options

Subject to applicable law the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a contract, the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of Putnam Management to forecast interest rates and market movements correctly.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

U.S. Treasury security futures contracts and options. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by the fund is subject to Putnam Management's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect securities held in its portfolio, and the prices of the fund's securities increase instead as a result of a decline in interest rates, the fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if the fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of its tax-exempt securities decrease, the fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index.
The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $2,000 (500 units x gain of $4). If the fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $1,000 (500 units x loss of $2).

There are several risks in connection with the use by the fund of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. Putnam Management will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

Successful use of index futures by the fund is also subject to Putnam Management's ability to predict movements in the direction of the market. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position over a short time period.

Options on stock index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on Indices

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Index Warrants

The fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

Short-term Trading

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities.

Repurchase Agreements

The fund, unless it is a money market fund, may enter into repurchase agreements, amounting to not more than 25% of its total assets. Money market funds may invest without limit in repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. Putnam Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

Forward Commitments

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside, on the books and records of its custodian, liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Swap Agreements

The fund may enter into swap agreements and other types of over-the-counter transactions with broker-dealers or other financial institutions. Depending on their structures, swap agreements may increase or decrease the fund's exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. The value of the fund's swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, or other indices or measures. The fund's ability to engage in certain swap transactions may be limited by tax considerations.

The fund's ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus or in this SAI. The fund's use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, generally taxed to shareholders at ordinary income tax rates. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Industry and sector groups

Putnam uses a customized set of industry and sector groups for classifying securities ("Putnam Investment Codes"). The Putnam Investment Codes are based on an expanded Standard & Poor's industry classification model, modified to be more representative of global investing and more applicable to both large and small capitalization securities.

TAXES

Tax requirements for variable annuity and variable life insurance separate accounts. Internal Revenue Service regulations applicable to variable annuity and variable life insurance separate accounts generally require that portfolios that serve as the funding vehicles for such separate accounts meet a diversification requirement. A portfolio will meet this requirement if it invests no more than 55% of the value of its assets in one investment, 70% in two investments, 80% in three investments, and 90% in four investments. Alternatively, a portfolio will be treated as meeting this diversification requirement for any quarter of its taxable year if, as of the close of such quarter, the portfolio meets the diversification requirements applicable to regulated investment companies described below and no more than 55% of the value of its total assets consist of cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies. Each of the funds intends to comply with these requirements. Please refer to the prospectus of the separate accounts that hold interests in the funds for a discussion of the tax consequences of variable annuity and variable life contracts.

Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) diversify its holdings so that, at the end of each fiscal quarter,
(i) at least 50% of the market value of the fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income distributed in a timely manner, to its shareholders in the form of dividends (including capital gain dividends).

If the fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the fund is permitted so to elect and so elects), plus any retained amount from the prior year, the fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the fund in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Hedging transactions. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund.

Certain of the fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the fund's book income is less than its taxable income, the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Return of capital distributions. If the fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on the fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Distributions are taxable to a shareholder even if they are paid from income or gains earned by the fund prior to the shareholder's investment (and thus included in the price paid by the shareholder).

Securities issued or purchased at a discount. The fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Capital loss carryover. Distributions from capital gains are generally made after applying any available capital loss carryovers. The amounts and expiration dates of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

Foreign currency-denominated securities and related hedging transactions. The fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's assets at year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by the fund in "passive foreign investment companies" could subject the fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Sale or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.


Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. The back-up withholding tax rate is 28% for amounts paid through 2010. This legislation will expire and the back-up withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.


In order for a foreign investor to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a fund should consult their tax advisers in this regard.


Tax shelter reporting regulations. Under U.S. Treasury regulations issued on February 28, 2003, if a shareholder realizes a loss on disposition of fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.



MANAGEMENT

Trustees
-----------------------------------------------------------------------------------------------------------
Name, Address 1, Date of
Birth, Position(s) Held
with Fund and Length of            Principal
Service as a Putnam Fund       Occupation(s) During        Other Directorships
Trustee 2                         Past 5 Years             Held by Trustee
-----------------------------------------------------------------------------------------------------------

Jameson A. Baxter               President of Baxter        Director of ASHTA Chemicals, Inc., Banta
(9/6/43), Trustee since 1994    Associates, Inc.,          Corporation (a printing and digital
                                a private investment firm  imaging firm), Ryerson Tull, Inc.
                                that she founded in 1986.  (a steel service corporation),
                                                           Advocate Health Care and BoardSource
                                                           (formerly the National Center for Nonprofit
                                                           Boards).  She is Chairman Emeritus of the
                                                           Board of Trustees, Mount Holyoke College,
                                                           having served as Chairman for five years and
                                                           as a board member for thirteen years.  Until
                                                           2002, Ms. Baxter was a Director of Intermatic
                                                           Corporation (a manufacturer of energy control
                                                           products).
-----------------------------------------------------------------------------------------------------------
Charles B. Curtis               President and Chief        Member of the Council on Foreign
(4/27/40), Trustee since 2001   Operating Officer,         Relations, and the Trustee Advisory Council
                                Nuclear Threat Initiative  of the Applied Physics Laboratory, Johns
                                (a private foundation      Hopkins University and a Senior Advisor to
                                dealing with national      the United Nations Foundation.  Until 2003,
                                security issues). From     Mr. Curtis was a Member of the Electric
                                August 1997 to December    Power Research Institute Advisory Council,
                                1999, Mr. Curtis was a     and the University of Chicago Board of
                                partner at Hogan &         Governors for Argonne National Laboratory.
                                Hartson L.L.P., a          Prior to 2002, Mr. Curtis was a Member of
                                Washington, DC law firm.   the Board of Directors of the Gas Technology
                                                           Institute and the Board of Directors of the
                                                           Environment and Natural Resources Program
                                                           Steering Committee, John F. Kennedy School of
                                                           Government, Harvard University.  Until 2001,
                                                           Mr. Curtis was a Member of the Department of
                                                           Defense Policy Board and Director of EG&G
                                                           Technical Services, Inc. (a fossil energy
                                                           research and development support company).
-----------------------------------------------------------------------------------------------------------
John A. Hill                    Vice Chairman, First       Director of Devon Energy Corporation,
(1/31/42),                      Reserve Corporation (a     TransMontaigne Oil Company, Continuum
Trustee since 1985 and          private equity buyout      Health Partners of New York and various
Chairman since 2000             firm that specializes      private companies controlled by First
                                in energy investments      Reserve Corporation, as well as a Trustee
                                in the diversified         of TH Lee Putnam Investment Trust (a
                                world-wide energy          closed-end investment company).  He is
                                industry).                 also a Trustee of Sarah Lawrence College.
-----------------------------------------------------------------------------------------------------------
Ronald J. Jackson               Private investor.          President of the Kathleen and Ronald J. Jackson
(12/17/43),                                                Foundation (a charitable trust).  He is also
Trustee since 1996                                         a Member of the Board of Overseers of WGBH (a
                                                           public television and radio station) as well as
                                                           a Member of the Board of Overseers of the
                                                           Peabody Essex Museum.
-----------------------------------------------------------------------------------------------------------
Paul L. Joskow (6/30/47),       Elizabeth and James        Director of National Grid Transco (a UK
Trustee since 1997              Killian Professor of       based holding company with interests in
                                Economics and Management,  electric and gas transmission and distribution,
                                and Director of the        and telecommunications infrastructure).
                                Center for Energy and      He also serves on the board of the Whitehead
                                Environmental Policy       Institute for Biomedical Research (a non-profit
                                Research at the            research institution) and has been President
                                Massachusetts Institute    of the Yale University Council since 1993.
                                of Technology.             Prior to February 2002, he was a Director of
                                                           State Farm Indemnity Company (an automobile
                                                           insurance company), and prior to March 2000,
                                                           he was a Director of New England Electric
                                                           System (a public utility holding company).
-----------------------------------------------------------------------------------------------------------
Elizabeth T. Kennan             Partner in Cambus-Kenneth  Chairman of Northeast Utilities and a Director
(2/25/38), Trustee              Farm (cattle and           of Talbots, Inc. (a distributor of women's
since 1992                      thoroughbred horses).      apparel) She is a trustee of Centre College,
                                She is President Emeritus  Midway College (in Midway, Kentucky) and National
                                of Mount Holyoke College.  Trust for Historic Preservation. She is also a
                                                           Member of The Trustees of Reservations. Prior to
                                                           2001, Dr. Kennan served on the oversight committee
                                                           of the Folger Shakespeare Library. Prior to
                                                           September 2000, she was a Director of Chastain
                                                           Real Estate; prior to June 2000, she was a
                                                           Director of Bell Atlantic Corp.; and prior to
                                                           November 1999, she was a Director of Kentucky
                                                           Home Life Insurance Co.
-----------------------------------------------------------------------------------------------------------
John H. Mullin, III             Chairman and CEO of        Director of The Liberty Corporation (a
(6/15/41), Trustee              Ridgeway Farm (a limited   broadcasting company), Progress Energy, Inc. (a
since 1997                      liability company engaged  utility company, formerly known as Carolina Power
                                in timber and farming).    & Light) and Sonoco Products, Inc. (a packaging
                                                           company).  Mr. Mullin is Trustee Emeritus of
                                                           Washington & Lee University where he served as
                                                           Chairman of the Investment Committee. Until
                                                           February 2004 and May 2001, he was a Director of
                                                           Alex Brown Realty, Inc. and Graphic Packaging
                                                           International Corp., respectively.
-----------------------------------------------------------------------------------------------------------
Robert E. Patterson             Senior Partner of Cabot    Chairman of the Joslin Diabetes Center and a
(3/15/45), Trustee              Properties, L.P. and       Director of Brandywine Trust Company.  Prior to
since 1984                      Chairman of Cabot          December 2001 and June 2003, Mr. Patterson served
                                Properties, Inc.  Prior    as a Trustee of Cabot Industrial Trust and Sea
                                to December 2001, he was   Education Association, respectively.
                                President of Cabot
                                Industrial Trust (a
                                publicly traded real
                                estate investment
                                trust).
-----------------------------------------------------------------------------------------------------------
W. Thomas Stephens              Serves on a number         Director of Xcel Energy Incorporated (a public
(9/2/42), Trustee               of corporate boards.       utility company), TransCanada Pipelines Limited,
since 1997                                                 Norske Canada, Inc. (a paper manufacturer) and
                                                           Qwest Communications.  Until 2003, Mr. Stephens
                                                           was a Director of Mail-Well, Inc. (a diversified
                                                           printing company). Prior to July 2001, Mr.
                                                           Stephens was Chairman of Mail-Well; and prior
                                                           to October 1999, he was CEO of MacMillan-Bloedel,
                                                           Ltd. (a forest products company).
-----------------------------------------------------------------------------------------------------------
W. Nicholas Thorndike           Serves on the boards       Director of Courier Corporation (a book publisher
(3/28/33), Trustee              of various corporations    and manufacturer). He is also a Trustee of
since 1992                      and charitable             Northeastern University and an honorary Trustee
                                organizations.             of Massachusetts General Hospital, where he
                                                           previously served as Chairman and President.
                                                           Prior to November 2003 and September 2000, Mr.
                                                           Thorndike was a Director of The Providence Journal
                                                           Co. (a newspaper publisher) and Bradley Real
                                                           Estate, Inc., respectively. Prior to December 2001
                                                           and April 2000, he was a Trustee of Cabot
                                                           Industrial Trust and Eastern Utilities
                                                           Associates, respectively.

-----------------------------------------------------------------------------------------------------------
Interested Trustees
-----------------------------------------------------------------------------------------------------------

*George Putnam III              President of New           Director of The Boston Family Office, L.L.C.
(8/10/51), Trustee              Generation Research, Inc.  (a registered investment advisor), and a Trustee
since 1984 and                  (a publisher of financial  of St. Mark's School and Shore Country Day School.
President since                 advisory and other         Until 2002, Mr. Putnam was a Trustee of the Sea
2000                            research services) and     Education Association.
                                New Generation Advisers,
                                Inc. (a registered
                                investment advisor to
                                private funds).
                                Both firms he founded
                                in 1986.
-----------------------------------------------------------------------------------------------------------
*A.J.C. Smith                   Chairman of Putnam         Director of Trident Corp. (a limited partnership
(4/13/34), Trustee              Investments, Director of   with over thirty institutional investors).  He
since 1986                      and Consultant to Marsh &  is also a Trustee of the Carnegie Hall Society,
                                McLennan Companies, Inc.   the Educational Broadcasting Corporation and the
                                Prior to May 2000 and      National Museums of Scotland.  He is Chairman of
                                November 1999, Mr. Smith   the Central Park Conservancy and a Member of the
                                was Chairman and CEO,      Board of Overseers of the Joan and Sanford I.
                                respectively, of Marsh     Weill Graduate School of Medical Sciences of
                                & McLennan Companies, Inc. Cornell University.
-----------------------------------------------------------------------------------------------------------

1 The address of each Trustee is One Post Office Square, Boston, MA  02109.
  As of December 31, 2003, there were 101 Putnam Funds.

2 Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, death or removal.

* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, Putnam Retail Management or Marsh & McLennan Companies, Inc., the parent company of Putnam Investments and its affiliated companies. Messrs.
  Putnam, III and Smith are deemed "interested persons" by virtue of their positions as officers or shareholders of the fund or Putnam Management, Putnam Retail Management or Marsh & McLennan Companies, Inc. George
  Putnam, III is the President of your Fund and each of the other Putnam
  Funds. A.J.C. Smith is Chairman of Putnam Investments and serves as Director of and Consultant to Marsh & McLennan Companies, Inc.





Officers


In addition to George Putnam III, the other officers of the fund are shown below:


-----------------------------------------------------------------------------------------------------------
Name, Address 1, Date of
Birth, Position(s) Held       Length of Service with     Principal Occupation(s)
with Fund                     the Putnam Funds           During Past 5 Years
-----------------------------------------------------------------------------------------------------------

Charles E. Porter             Since 1989                 Managing Director, Putnam Investments and
(7/26/38), Executive                                     Putnam Management.
Vice President, Treasurer
and Principal Executive
Officer

-----------------------------------------------------------------------------------------------------------
Patricia C. Flaherty          Since 1993                 Senior Vice President, Putnam Investments and
(12/1/46), Senior Vice                                   Putnam Management.
President
-----------------------------------------------------------------------------------------------------------
Steven D. Krichmar            Since 2002                 Managing Director, Putnam Investments. Prior to
(6/27/58), Vice President                                2001, Partner, PricewaterhouseCoopers LLP.
and Principal Financial
Officer
-----------------------------------------------------------------------------------------------------------
Michael T. Healy              Since 2000                 Managing Director, Putnam Investments.
(1/24/58), Assistant
Treasurer and Principal
Accounting Officer
-----------------------------------------------------------------------------------------------------------

Beth S. Mazor                 Since 2002                 Senior Vice President, Putnam Investments.
(4/6/58), Vice President
-----------------------------------------------------------------------------------------------------------
Mark C. Trenchard             Since 2002                 Senior Vice President, Putnam Investments.
(6/5/62), Vice President
and BSA Compliance Officer
-----------------------------------------------------------------------------------------------------------
William H. Woolverton         Since 2003                 Managing Director, Putnam Investments, Putnam
(1/17/51), Vice President                                Management and Putnam Retail Management.
and Chief Legal Officer
-----------------------------------------------------------------------------------------------------------
James P. Pappas               Since 2004                 Managing Director, Putnam Investments and Putnam
(2/24/53), Vice President                                Management. During 2002, Mr. Pappas was Chief
                                                         Operating Officer of Atalanta/Sosnoff Management
                                                         Corporation; prior to 2001 he was President and
                                                         Chief Executive Officer of UAM Investment
                                                         Services, Inc.
-----------------------------------------------------------------------------------------------------------
Richard S. Robie III          Since 2004                 Senior Managing Director, Putnam Investments,
(3/30/60), Vice President                                Putnam Management and Putnam Retail Management.
                                                         Prior to 2003, Mr. Robie was Senior Vice President
                                                         of United Asset Management Corporation.
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Judith Cohen                  Since 1993                 Clerk and Assistant Treasurer, The Putnam Funds.
(6/7/45), Clerk and
Assistant Treasurer

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

1 The address of each Officer is One Post Office Square, Boston, MA
  02109.


Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.



Committees of the Board of Trustees


Audit and Pricing Committee. The Audit and Pricing Committee provides oversight on matters relating to the preparation of the Funds' financial statements, compliance matters and Code of Ethics issues. This oversight is discharged by regularly meeting with management and the funds' independent auditors and keeping current on industry developments. Duties of this Committee also include the review and evaluation of all matters and relationships pertaining to the funds' independent auditors, including their independence. The members of the Committee include only Trustees who are not "interested persons" of the fund or Putnam Management. Each member of the Committee is "independent" as defined in Sections 303.01(B)(2)(a) and (3) of the listing standards of the New York Stock Exchange and as defined in Section 121(A) of the listing standards of the American Stock Exchange. The Trustees have adopted a written charter for the Committee. The Committee also reviews the funds' policies and procedures for achieving accurate and timely pricing of the funds' shares, including oversight of fair value determinations of individual securities made by Putnam Management or other designated agents of the funds. The Committee oversees compliance by money market funds with Rule 2a-7, interfund transactions pursuant to Rule 17a-7, and the correction of occasional pricing errors. The Committee also receives reports regarding the liquidity of portfolio securities. The Audit and Pricing Committee currently consists of Dr. Joskow (Chairperson), and Messrs. Patterson, Stephens and Thorndike.


Board Policy and Nominating Committee. The Board Policy and Nominating Committee reviews matters pertaining to the operations of the Board of Trustees and its Committees, the compensation of the Trustees and their staff, and the conduct of legal affairs for the funds. The Committee evaluates and recommends all candidates for election as Trustees and recommends the appointment of members and chairs of each board committee. The Committee also reviews policy matters affecting the operation of the Board and its independent staff and makes recommendations to the Board as appropriate. The Committee consists only of Trustees who are not "interested persons" of your fund or Putnam Management. The Committee also oversees the voting of proxies associated with portfolio investments of The Putnam Funds with the goal of ensuring that these proxies are voted in the best interest of the Funds' shareholders. The Board Policy and Nominating Committee currently consists of Ms. Baxter, Dr. Kennan (Chairperson), Messrs. Hill, Patterson and Thorndike. The Board Policy and Nominating Committee will consider nominees for trustee recommended by shareholders of a fund provided shareholders submit their recommendations by the date disclosed in the fund's proxy statement and provided the shareholders' recommendations otherwise comply with applicable securities laws, including Rule 14a-8 under the Securities Exchange Act of 1934.

Brokerage and Custody Committee. The Brokerage and Custody Committee reviews the policies and procedures of the Funds regarding the execution of portfolio transactions for the Funds, including policies regarding the allocation of brokerage commissions and soft dollar credits. The Committee reviews periodic reports regarding the Funds' activities involving derivative securities. The Committee also reviews and evaluates matters relating to the Funds' custody arrangements. The Committee currently consists of Messrs. Curtis, Jackson (Chairperson), Mullin and Thorndike, Ms. Baxter and Dr. Kennan.

Communication, Service, and Marketing Committee. This Committee examines the quality, cost and levels of services provided to the shareholders of The Putnam Funds. The Committee also reviews communications sent from the Funds to their shareholders, including shareholder reports, prospectuses, newsletters and other materials. In addition, this Committee oversees marketing and sales communications of the Funds' distributor. The Committee currently consists of Messrs. Putnam, III, (Chairperson), Smith, Stephens, Thorndike and Dr. Joskow.


Contract Committee. The Contract Committee reviews and evaluates at least annually all arrangements pertaining to (i) the engagement of Putnam Investment Management and its affiliates to provide services to the Funds, (ii) the expenditure of the Funds' assets for distribution purposes pursuant to the Distribution Plans of the Funds, and (iii) the engagement of other persons to provide material services to the Funds, including in particular those instances where the cost of services is shared between the Funds and Putnam Investment Management and its affiliates or where Putnam Investment Management or its affiliates have a material interest. The Committee recommends to the Trustees such changes in arrangements that it deems appropriate. The Committee also reviews the conversion of Class B shares into Class A shares of the Funds in accordance with procedures approved by the Trustees. After review and evaluation, the Committee recommends to the Trustees the proposed organization of new Fund products, and proposed structural changes to existing Funds. The Committee is comprised exclusively of Independent Trustees. The Committee currently consists of Ms. Baxter (Chairperson), Dr. Kennan and Messrs. Curtis, Jackson, and Mullin.


Distributions Committee. This Committee oversees all Fund distributions and the management of the Closed-End Funds. In regard to distributions, the Committee approves the amount and timing of distributions paid by all the Funds to the shareholders when the Trustees are not in session. This Committee also meets regularly with representatives of Putnam Investments to review distribution levels and the Funds' distribution policies. Its oversight of the Closed-End Funds includes (i) investment performance, (ii) trading activity, (iii) determinations with respect to sunroof provisions, (iv) disclosure practices, and (v) the use of leverage. The Committee currently consists of Messrs. Jackson, Patterson (Chairperson) and Thorndike and Dr. Joskow.

Executive Committee. The functions of the Executive Committee are twofold. The first is to ensure that the Funds' business may be conducted at times when it is not feasible to convene a meeting of the Trustees or for the Trustees to act by written consent. The Committee may exercise any or all of the power and authority of the Trustees when the Trustees are not in session. The second is to establish annual and ongoing goals, objectives and priorities for the Board of Trustees and to insure coordination of all efforts between the Trustees and Putnam Investments on behalf of the shareholders of the Putnam Funds. The Committee currently consists of Ms. Baxter and Messrs. Hill (Chairman), Jackson, Putnam, III and Thorndike and Dr. Joskow.


Investment Oversight Committees. These Committees regularly meet with investment personnel of Putnam Investment Management to review the investment performance and strategies of the Putnam Funds in light of their stated investment objectives and policies. Investment Oversight Committee A currently consists of Messrs. Thorndike
(Chairperson), Smith and Ms. Baxter.  Investment Oversight
Committee B currently consists of Messrs. Curtis (Chairperson),
Hill and Stephens. Investment Committee C currently consists of Messrs. Mullin (Chairperson), Putnam, III and Dr. Kennan.
Investment Oversight Committee D currently consists of Messrs. Patterson (Chairperson), Jackson and Dr. Joskow.


Each Trustee of the fund receives an annual fee and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. All of the Trustees are Trustees of all the Putnam funds and each receives fees for his or her services. For details of Trustees' fees paid by the fund and information concerning retirement guidelines for the Trustees, see "Charges and expenses" in Part I of this SAI.

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Putnam Management and its affiliates


Putnam Management is one of America's oldest and largest money management firms. Putnam Management's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937.


Putnam Management is a subsidiary of Putnam Management Trust, a Massachusetts business trust owned by Putnam LLC, which is also the parent company of Putnam Retail Management, Putnam Advisory Company, LLC (a wholly-owned subsidiary of The Putnam Advisory Company Trust) and Putnam Fiduciary Trust Company. Putnam LLC, which generally conducts business under the name Putnam Investments, is a wholly-owned subsidiary of Putnam Investments Trust, a holding company that, except for a minority stake owned by employees, is owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

Trustees and officers of the fund who are also officers of Putnam
Management or its affiliates or who are stockholders of Marsh & McLennan Companies, Inc. will benefit from the advisory fees, sales commissions, distribution fees, custodian fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund's net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund's portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers that furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management's compensation under the Management Contract, see "Charges and expenses" in Part I of this SAI. Putnam Management's compensation under the Management Contract may be reduced in any year if the fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund's expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. The expenses subject to this limitation are exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses and, if the fund has a distribution plan, payments required under such plan. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any expense limitation from time to time in effect are described in the prospectus and/or Part I of this SAI.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

The amount of this reimbursement for the fund's most recent fiscal year is included in "Charges and Expenses" in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Retail Management pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days' written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not "interested persons" of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940.

In considering the Management Contract, the Trustees consider numerous factors they believe to be relevant, including the advisor's research and decision-making processes, the methods adopted to assure compliance with the fund's investment objectives, policies and restrictions; the level of research required to select the securities appropriate for investment by the fund; the education, experience and number of advisory personnel; the level of skill and effort required to manage the fund; the value of services provided by the advisor; the economies and diseconomies of scale reflected in the management fee; the advisor's profitability; the financial condition and stability of the advisor; the advisor's trade allocation methods; the standards and performance in seeking best execution; allocation for brokerage and research and use of soft dollars; the fund's total return performance compared with its peers. Putnam has established several management fee categories to fit the particular characteristics of different types of funds.

The nature and complexity of international and global funds generally makes these funds more research intensive than funds that invest mainly in U.S. companies, due to the greater difficulty of obtaining information regarding the companies in which the fund invests, and the governmental, economic and market conditions of the various countries outside of the U.S. In addition, trade execution and settlement may be more costly than in the U.S.

Conversely, the research intensity for a U.S. money market or bond fund is typically less than for a international or global fund or a U.S. equity fund due to the more ready availability of information regarding the issuer, the security, the accessibility of the trading market and the typically lower trading and execution costs. See "Portfolio Transactions - Brokerage and Research Services."

Portfolio Transactions

Investment decisions. Investment decisions for the fund and for the other investment advisory clients of Putnam Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Putnam Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.


Brokerage and research services. Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. The fund pays commissions on certain securities traded in the over-the-counter markets. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by funds investing primarily in tax-exempt securities and certain other fixed-income securities will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, those funds would not ordinarily pay significant brokerage commissions with respect to securities transactions. See "Charges and expenses" in Part I of this SAI for information concerning commissions paid by the fund.


It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Putnam Management receives brokerage and research services and other similar services from many broker-dealers with which Putnam Management places the fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as economic analysis, investment research and database services, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, performance measurement services, subscriptions, pricing services, quotation services, news services and computer equipment (investment-related hardware and software) utilized by Putnam Management's managers and analysts. Where the services referred to above are used by Putnam Management not exclusively for research purposes, Putnam Management, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive these services even though Putnam Management might otherwise be required to purchase some of these services for cash.

Putnam Management places all orders for the purchase and sale of portfolio investments for the fund and buys and sells investments for the fund through a substantial number of brokers and dealers. In so doing, Putnam Management uses its best efforts to obtain for the fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, Putnam Management may cause the fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934
Act) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Putnam Management's authority to cause the fund to pay any such greater commissions is subject to such policies as the Trustees may adopt from time to time. Putnam Management does not currently intend to cause the fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.




Principal Underwriter

Putnam Retail Management is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Retail Management is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See "Charges and expenses" in Part I of this SAI for information on sales charges and other payments received by Putnam Retail Management.

Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund

Employees of Putnam Management and Putnam Retail Management and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management and Putnam Retail Management (The Putnam Investments' Code of Ethics) and by the fund (the Putnam Funds' Code of Ethics). The Putnam Investments' Code of Ethics and the Putnam Funds' Code of Ethics, in accordance with Rule 17j-1 of the Investment Company Act of 1940, as amended, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the fund.

The Putnam Investments' Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the fund. However, the Putnam Investments' Code, consistent with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing and requirements established by Rule 17j-1, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Putnam Funds' Code of Ethics incorporates and applies the restrictions of Putnam Investments' Code of Ethics to officers and Trustees of the fund who are affiliated with Putnam Investments. The Putnam Funds' Code does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam Funds' Code regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit quarterly reports of personal securities transactions.

The fund's Trustees, in compliance with Rule 17j-1, approved Putnam Investments' and the Putnam Funds' Codes of Ethics and are required to approve any material changes to these Codes. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Codes of Ethics.

Investor Servicing Agent and Custodian


Putnam Investor Services, a division of Putnam Fiduciary Trust Company ("PFTC"), is the fund's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services is determined on the basis of the number of shareholder accounts, the number of transactions and the assets of the fund.

PFTC is the custodian of the fund's assets. In carrying out its duties under its custodian contract, PFTC may employ one or more subcustodians whose responsibilities include safeguarding and controlling the fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the fund's investments. PFTC and any subcustodians employed by it have a lien on the securities of the fund (to the extent permitted by the fund's investment restrictions) to secure charges and any advances made by such subcustodians at the end of any day for the purpose of paying for securities purchased by the fund. The fund expects that such advances will exist only in unusual circumstances. Neither PFTC nor any subcustodian determines the investment policies of the fund or decides which securities the fund will buy or sell. PFTC pays the fees and other charges of any subcustodians employed by it. The fund pays PFTC an annual fee based on the fund's assets, securities transactions and securities holdings and reimburses PFTC for certain out-of-pocket expenses incurred by it or any subcustodian employed by it in performing custodial services.

The fund may from time to time pay custodial or investor servicing agent expenses in full or in part through the placement by Putnam Management of the fund's portfolio transactions with the subcustodians or with a third-party broker having an agreement with the subcustodians. See "Charges and expenses" in Part I of this SAI for information on fees and reimbursements for investor servicing and custody received by PFTC. The fees may be reduced by credits allowed by PFTC.

Counsel to the Trust and the Independent Trustees

Ropes & Gray LLP serves as counsel to the Trust and the independent Trustees, and is located at One International Place, Boston,
Massachusetts 02110.


DETERMINATION OF NET ASSET VALUE


The fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open . Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The fund determines net asset value as of the close of regular trading on the Exchange, normally
4:00 p.m. Eastern time. However, equity options held by the fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the fund are priced as of their close of trading at 4:15 p.m.

Securities for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price (or official closing price for certain markets) or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and ask prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the class outstanding.


Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the fund are restricted as to resale, Putnam Management determines their fair value following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.


Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Currency exchange rates are normally determined at the close of trading in London, England (11:00 a.m., New York time). The closing prices for securities in markets or on exchanges outside the U.S. that close prior to the close of the Exchange not fully reflect events that occur after such close but before the close of the Exchange which will not be reflected in the computation of the fund's net asset value. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the fund to a significant extent. In addition, securities held by some of the funds may be traded in foreign markets that are open for business on days that the fund is not, and the trading of such securities on those days may have an impact on the value of a shareholder's investment at a time when the shareholder cannot buy and sell shares of the fund.

In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between the time of the determination of value and the close of the Exchange which will not be reflected in the computation of the fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

The funds may also value their assets at fair value under other circumstances pursuant to procedures approved by the Trustees.

Money Market Funds

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the Investment Company Act of 1940.

Since the net income of a money market fund is declared as a dividend each time it is determined, the net asset value per share of a money market fund remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder's investment in a money market fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder's account on the last business day of each month. It is expected that a money market fund's net income will normally be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a money market fund may offset such amount allocable to each then shareholder's account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder's accrued dividends, a money market fund may reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a money market fund.


DISTRIBUTION PLAN


The Trust has adopted a distribution plan with respect to class IB shares, the principal features of which are described in the prospectus. This SAI contains additional information which may be of interest to investors.


Continuance of the plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of a fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to the plan must be likewise approved by the Trustees and the Qualified Trustees. The plan may not be amended in order to increase materially the costs which a fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of a fund or relevant class of the fund, as the case may be. The plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

Putnam Retail Management pays service fees to insurance companies and their affiliated dealers at the rates set forth in the Prospectus. Service fees are paid quarterly to the insurance company or dealer of record for that quarter.

Financial institutions receiving payments from Putnam Retail Management as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of insurance companies and securities brokers or dealers.

Except as otherwise agreed between Putnam Retail Management and a dealer, for purposes of determining the amounts payable to insurance companies or their affiliates, "average net asset value" means the product of (i) the average daily share balance in such account(s) and
(ii) the average daily net asset value of the relevant class of shares over the quarter.


SUSPENSION OF REDEMPTIONS

The fund may not suspend shareholders' right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.


SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances is remote.




PROXY VOTING GUIDELINES AND PROCEDURES


The Trustees of the Putnam funds have established proxy voting guidelines and procedures that govern the voting of proxies for the securities held in the funds' portfolios. The proxy voting guidelines summarize the funds' positions on various issues of concern to investors, and provide direction to the proxy voting service used by the funds as to how fund portfolio securities should be voted on proposals dealing with particular issues. The proxy voting procedures explain the role of the Trustees, Putnam Management, the proxy voting service and the funds' proxy coordinator in the proxy voting process, describe the procedures for referring matters involving investment considerations to the investment personnel of Putnam Management and describe the procedures for handling potential conflicts of interest. The Putnam funds' proxy voting guidelines and procedures are included in this SAI as Appendix A. In accordance with SEC regulations, the fund's proxy voting record for the twelve-month period ended June 30, 2004 will be filed with the SEC no later than August 31, 2004.


SECURITIES RATINGS

The ratings of securities in which the fund may invest will be measured at the time of purchase and, to the extent a security is assigned a different rating by one or more of the various rating agencies, Putnam Management will use the highest rating assigned by any agency. Putnam Management will not necessarily sell an investment if its rating is reduced. The following rating services describe rated securities as follows:

Moody's Investors Service, Inc.

Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Notes

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial paper

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

* Leading market positions in well established industries.

* High rates of return on funds employed.

* Conservative capitalization structure with moderate reliance on debt and ample asset protection.

* Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

* Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's

Bonds

AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D -- An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

Notes

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

Commercial paper

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Duff & Phelps Corporation

Long-Term Debt

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC -- Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD -- Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

Fitch Investors Service, Inc.

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C -- Bonds are in actual or imminent default in payment of interest or principal.

DDD -- Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.


DEFINITIONS

"Putnam Management"                 -- Putnam Investment Management, LLC, the
                                       fund's investment manager.

"Putnam Retail Management"          -- Putnam Retail Management Limited
                                       Partnership, the fund's principal
                                       underwriter.

"Putnam Fiduciary Trust             -- Putnam Fiduciary Trust Company,
Company                                "the fund's custodian.

"Putnam Investor Services"          -- Putnam Investor Services, a division
                                       of Putnam Fiduciary Trust Company, the
                                       fund's investor servicing agent.

"Putnam Investments"                -- The name under which Putnam LLC, the
                                       parent company of Putnam Management
                                       and its affiliates, generally conducts
                                       business.

Appendix A

Proxy voting guidelines of the Putnam funds

The proxy voting guidelines below summarize the funds' positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds' proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Proxy Coordinator, a member of Trustee Administration who is appointed to assist in the coordination and voting of the fund's proxies.

The proxy voting guidelines are just that - guidelines. The guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when the funds may not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Coordinator's attention proxy questions that are company-specific and of a non-routine nature and, although covered by the guidelines, may be more appropriately handled on a case-by-case basis.

Similarly, Putnam Management's investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Coordinator of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals will submit a written recommendation to the Proxy Coordinator and the person or persons designated by Putnam Management's Legal and Compliance Department to assist in processing referral items pursuant to the funds' "Proxy Voting Procedures." The Proxy Coordinator, in consultation with the Senior Vice President, Executive Vice President, and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds' proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals that have been approved and recommended by a company's board of directors.
Part II deals with proposals submitted by shareholders for inclusion in proxy statements. Part III addresses unique considerations pertaining to foreign issuers.

I. BOARD-APPROVED PROPOSALS

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as "management proposals"), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and the funds' intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds' proxies generally will be voted in support of decisions reached by independent boards of directors. Accordingly, the funds' proxies will be voted for board-approved proposals, except as follows:

Matters relating to the board of directors

The board of directors has the important role of overseeing management and its performance on behalf of shareholders. The funds' proxies will be voted for the election of the company's nominees for directors and for board-approved proposals on other matters relating to the board of directors (provided that such nominees and other matters have been approved by an independent nominating committee), except as follows:

* The funds will withhold votes for the entire board of directors if

* the board does not have a majority of independent directors or

* the board does not have nominating, audit, and compensation committees composed solely of independent directors

Commentary: While these requirements will likely become mandatory for most public companies in the near future as a result of pending NYSE and NASDAQ rule proposals, the funds' Trustees believe that there is no excuse for public company boards that fail to implement these vital governance reforms at their next annual meeting. For these purposes, an "independent director" is a director who meets all requirements to serve as an independent director of a company under the pending NYSE rule proposals (i.e., no material business relationships with the company, no present or recent employment relationship with the company (including employment of immediate family members); and, in the case of audit committee members, no compensation for non-board services). As indicated below, the funds will generally vote on a case-by-case basis on board-approved proposals where the board fails to meet these basic independence standards.

* The funds will withhold votes for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees).

Commentary: The funds' Trustees believe that receipt of compensation for services other than service as a director raises significant independence issues. The funds will withhold votes for any nominee for director who is considered an independent director by the company and who receives such compensation.

* The funds will withhold votes for the entire board of directors if the board has more than 19 members or fewer than five members, absent special circumstances.

Commentary: The funds' Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

* The funds will vote on a case-by-case basis in contested elections of directors.

* The funds will withhold votes for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.).

Commentary: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company's board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis.

The funds' Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. The funds may withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

* The funds will withhold votes for any nominee for director of a public company (Company A) who is employed as a senior executive of another public company (Company B) if a director of Company B serves as a senior executive of Company A (commonly referred to as an "interlocking directorate").

Commentary: The funds' Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

Board independence depends not only on its members' individual relationships, but also the board's overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interest of shareholders.

* The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds' Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company's long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

* Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option plans that will result in an average annual dilution of 1.67% or less (including all equity-based plans).

* The funds will vote against stock option plans that permit replacing or repricing of underwater options (and against any proposal to authorize such replacement or repricing of underwater options).

* The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock's current market price.

* Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for employee stock purchase plans that have the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing, executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders with the interests of management. The funds may vote against executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, or where a company fails to provide transparent disclosure of executive compensation. In voting on proposals relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

Capitalization

Many proxy proposals involve changes in a company's capitalization, including the authorization of additional stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company's capital structure involves a number of important issues, including cash flow, financing needs and market conditions that are unique to the circumstances of each company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company's capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

* The funds will vote for proposals relating to the authorization of additional common stock (except where such proposals relate to a specific transaction).

* The funds will vote for proposals to effect stock splits (excluding reverse stock splits.)

* The funds will vote for proposals authorizing share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company's capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization) or the authorization or issuance of preferred stock. Actions such as these involve a number of considerations that may impact a shareholder's investment and warrant a case-by-case determination.

Acquisitions, mergers, reincorporations, reorganizations and other transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations and sale of all or substantially all of a company's assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

* The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a "shell" company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws - notably Delaware - provides companies and shareholders with a more well-defined legal framework, generally speaking, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially offshore jurisdictions.

Anti-takeover measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company's board of directors. These include adoption of a shareholder rights plan, requiring supermajority voting on particular issues, adoption of fair price provisions, issuance of blank check preferred stock and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

* The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans (commonly referred to as "poison pills"); and

* The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

Commentary: The funds' Trustees recognize that poison pills and fair price provisions may enhance shareholder value under certain circumstances. As a result, the funds will consider proposals to approve such matters on a case-by-case basis.

Other business matters

Many proxies involve approval of routine business matters, such as changing the company's name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

* The funds will vote on a case-by-case basis on proposals to amend a company's charter or bylaws (except for charter amendments necessary or to effect stock splits to change a company's name or to authorize additional shares of common stock).

* The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

* The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

Commentary: Charter and bylaw amendments and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view such items as routine business matters. Putnam Management's investment professionals and the funds' proxy voting service may also bring to the Proxy Coordinator's attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

II. SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company's proxy statement. These proposals generally seek to change some aspect of a company's corporate governance structure or to change some aspect of its business operations. The funds will vote in accordance with the recommendation of the company's board of directors on all shareholder proposals, except as follows:

* The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

* The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

* The funds will vote for shareholder proposals that are consistent with the fund's proxy voting guidelines for board-approved proposals.

* The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

Commentary: In light of the substantial reforms in corporate governance that are currently underway, the funds' Trustees believe that effective corporate reforms should be promoted by holding boards of directors - and in particular, their independent directors - accountable for their actions, rather than imposing additional legal restrictions on board governance through piecemeal proposals. Generally speaking, shareholder proposals relating to business operations are often motivated primarily by political or social concerns, rather than the interests of shareholders as investors in an economic enterprise. As stated above, the funds' Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis.

III.  VOTING SHARES OF FOREIGN ISSUERS

Many of the funds invest on a global basis and, as a result, they may be required to vote shares held in foreign issuers - i.e., issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market.
Because foreign issuers are incorporated under the laws of countries and jurisdictions outside the U.S., protection for shareholders may vary significantly from jurisdiction to jurisdiction. Laws governing foreign issuers may, in some cases, provide substantially less protection for shareholders. As a result, the foregoing guidelines, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for foreign issuers. The funds will vote proxies of foreign issuers in accordance with the foregoing guidelines where applicable, except as follows:

* The funds will vote for shareholder proposals calling for a majority of the directors to be independent of management.

* The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

* The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

* The funds will vote on case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company's outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company's outstanding common stock where shareholders have preemptive rights.

Commentary: In many non-U.S. markets, shareholders who vote proxies for shares of a foreign issuer are not able to trade in that company's stock within a given period of time on or around the shareholder meeting date. This practice is known as "share blocking." In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management's investment professionals.

As adopted March 14, 2003

Proxy voting procedures of the Putnam funds

The proxy voting procedures below explain the role of the funds'
Trustees, the proxy voting service and the Proxy Coordinator, as well as how the process will work when a proxy question needs to be handled on a case by case basis, or when there may be a conflict of interest.

The role of the funds' Trustees

The Trustees of the Putnam funds exercise control of the voting of proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds' proxy votes, including how the funds vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by their independent administrative staff ("Fund Administration"), independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC ("Putnam Management"), the funds' investment advisor, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds' custodians to ensure that all proxy materials received by the custodians relating to the funds' portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Coordinator (described below) for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Coordinator's attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Coordinator

Each year, a member of Fund Administration is appointed Proxy Coordinator to assist in the coordination and voting of the funds' proxies. The Proxy Coordinator will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from Fund Administration, the Chair of the Board Policy and Nominating Committee, and Putnam Management's investment professionals, as appropriate. The Proxy Coordinator is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service.

Voting procedures for referral items

As discussed above, the proxy voting service will refer proxy questions to the Proxy Coordinator under certain circumstances. When the application of the proxy voting guidelines is unclear or a particular proxy question is not covered by the guidelines (and does not involve investment considerations), the Proxy Coordinator will assist in interpreting the guidelines and, as appropriate, consult with the Senior Vice President of Fund Administration, the Executive Vice President of Fund Administration, and the Chair of the Board Policy and Nominating Committee on how the funds' shares will be voted.

For proxy questions that require a case-by-case analysis pursuant to the guidelines or that are not covered by the guidelines but involve investment considerations, the Proxy Coordinator will refer such questions, through a written request, to Putnam Management's investment professionals for a voting recommendation. Such referrals will be made in cooperation with the person or persons designated by Putnam Management's Legal and Compliance Department to assist in processing such referral items. In connection with each such referral item, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under "Conflicts of Interest," and provide a conflicts of interest report (the "Conflicts Report") to the Proxy Coordinator describing the results of such review. After receiving a referral item from the Proxy Coordinator, Putnam Management's investment professionals will provide a written recommendation to the Proxy Coordinator and the person or persons designated by the Legal and Compliance Department to assist in processing referral items. Such recommendation will set forth (1) how the proxies should be voted; (2) the basis and rationale for such recommendation; and (3) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Coordinator will then review the investment professionals' recommendation and the Conflicts Report with the Senior Vice President and/or Executive Vice President in determining how to vote the funds' proxies. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to Putnam Management's investment professionals, the voting recommendation, and the Conflicts Report.

In some situations, the Proxy Coordinator, the Senior Vice President, and/or the Executive Vice President may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

Conflicts of interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the Proxy Coordinator and the Legal and Compliance Department and otherwise remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management's investment professionals to determine if a conflict of interest exists and will provide the Proxy Coordinator with a Conflicts Report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional's recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 14, 2003



PUTNAM VARIABLE TRUST

FORM N-1A
PART C

OTHER INFORMATION

Item 23. Exhibits

(a) Agreement and Declaration of Trust dated September 24, 1987, as revised January 1, 1997 -- Incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement.
(b) By-Laws, as amended through January 30, 1997 - Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement.
(c)(1) Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights -- Incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement.
(c)(2) Portions of By-Laws Relating to Shareholders' Rights -- Incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement.

(d) Management Contract dated October 2, 1987, as most recently supplemented March 17, 2003 -- Incorporated by reference to
Post-Effective Amendment No. 32 to the Registrant's Registration
Statement.

(e)(1) Distributor's Contract dated May 6, 1994 -- Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement.
(e)(2) Form of Dealer Sales Contract -- Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.
(e)(3) Form of Financial Institution Sales Contract -- Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.
(f) Not applicable.
(g) Custodian Agreement with Putnam Fiduciary Trust Company dated May 3, 1991, as amended June 1, 2001 -- Incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement.

(h)(1) Investor Servicing Agreement dated June 3, 1991 with Putnam Fiduciary Trust Company -- Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement.
(h)(2) Letter of Indemnity dated December 18, 2003 with Putnam Investment Management.
(i) Opinion of Ropes & Gray LLP, including consent -- Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement.

(j) Consent of Independent Accountants.
(k) Not applicable.
(l) Investment Letters from Putnam Investment Management, Inc. to the Registrant -- Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement.
(m)(1) Class IB Distribution Plan and Agreement -- Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement.
(m)(2) Form of Dealer Service Agreement -- Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement.
(m)(3) Form of Financial Institution Service Agreement -- Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement.
(n) Rule 18f-3(d) Plan -- Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement.
(p)(1) The Putnam Funds Code of Ethics -- Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement.

(p)(2)  Putnam Investments Code of Ethics.


Item 24. Persons Controlled by or under Common Control with the Fund

None

Item 25. Indemnification

The information required by this item is incorporated by reference to the Registrant's Initial Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-5346).


Item 26. Business and Other Connections of Investment Adviser

Except as set forth below, the directors and officers of the Registrant's investment adviser have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the investment adviser or certain of its corporate affiliates. Certain officers of the investment adviser serve as officers of some or all of the Putnam funds. The address of the investment adviser, its corporate affiliates and the Putnam Funds is One Post Office Square, Boston, Massachusetts 02109.



Name                                  Non-Putnam business and other connections
----                                  -----------------------------------------
Yannick Aron                          Prior to June 2002, Quantitative Analyst and
Vice President                        Risk Manager, New Flag Asset Management
                                      Limited, 8-10 Haymarket, London, England;
                                      Prior to December 2002, Consultant, Reech
                                      Capital PLC, CNU Tower, 1 Undershaft,
                                      London, England.

Matthew P. Beagle                     Prior to August 2002, Manager, DiamondCluster
Assistant Vice President              International, Suite 3000, John Hancock Center,
                                      N. Michigan Ave., Chicago, IL 60611

Navin Belani                          Prior to December 2002, Associate, Salomon
Vice President                        Smith Barney, 388 Greenwich St., New York, NY
                                      10013

Michael Boam                          Prior to June 2002, Credit Analyst and Deputy
Vice President                        Portfolio Manager, New Flag Asset Management
                                      Limited, 8-10 Haymarket, London, England


Daniel S. Choquette                   Prior to September 2002, Fixed Income Derivatives
Senior Vice President                 Trader, Lehman Brothers, 745 7th Avenue,
                                      New York, NY 10019


John R.S. Cutler                      Member, Burst Media, L.L.C., 10 New England
Vice President                        Executive Park, Burlington, MA 01803

Timothy Francis Edmonstone            Prior to December 2002, Vice President and
Vice President                        Equities Analyst, BT Funds Management, Chifley
                                      Tower, One Chifley Place, Sydney NSW 2000,
                                      Australia

Irene M. Esteves                      Board of Directors Member, SC Johnson
Managing Director                     Commercialmarkets, 8310 16th St., Stutevant,
                                      WI 53177; Board of Directors Member, Mrs.
                                      Bairds Bakeries, 515 Jones St., Suite 200,
                                      Fort Worth, Texas 76102


Gian D. Fabbri                        Partner, KF Style, LLC, 73 Charles St., Boston,
Assistant Vice President              MA 02114

Maria Garcia-Lomas                    Prior to July 2003, Research Analyst, J.P. Morgan
Vice President                        Securities Ltd., 125 London Wall, London, England

Haralabos E. Gakidis                  Prior to October 2003, Head of Consulting and
Vice President                        Business Development, The RISConsulting Group LLC,
                                      420 Boylston Street, Suite 302, Boston, MA 02116

Charles E. Haldeman                   Prior to October 2002, Chief Executive Officer,
President and Chief                   Delaware Management Holdings, Inc., 2005 Market
Executive Officer                     Street, Philadelphia, PA 19103

Carolyn J. Herzog                     Prior to August, 2002, Consultant, Ajilon, One
Assistant Vice President              Van de Graaf Road, Burlington, MA 01803


Andrew Holmes                         Prior to June 2002, Director, New Flag Asset
Senior Vice President                 Management Limited, 8-10 Haymarket, London, England

Anna M. Lester                        Prior to June 2002, Owner, Sloan Sweatshirt Company,
Assistant Vice President              50 Memorial Drive, Cambridge, MA 02142

David Mael                            Prior to April 2002, Senior Consultant, Solutions
Senior Vice President                 Atlantic, 109 Kingston St., Boston, MA 02210

Cyril S. Malak                        Prior to April 2002, Associate, JPMorgan Chase,
Vice President                        270 Park Ave., New York, NY 10019

Michael Mills                         Prior to June 2002, Senior Credit Analyst, New Flag
Vice President                        Asset Management Limited, 8-10 Haymarket, London,
                                      England

Donald E. Mullin                      Corporate Representative and Board Member, Delta
Senior Vice President                 Dental Plan of Massachusetts, 10 Presidents Landing,
                                      P.O. Box 94104, Medford, MA 02155


Terrence W. Norchi                    Prior to April 2002, Senior Vice President, Citigroup
Senior Vice President                 Asset Management, 100 First Stamford Place, Stamford,
                                      CT 06902

Brian P. O'Toole                      Prior to June 2002, Managing Director, Citigroup
Managing Director                     Asset Management, 100 First Stamford Place, Stamford,
                                      CT 06902


Walton D. Pearson                     Prior to February 2003, Senior Vice President and
Senior Vice President                 Senior Portfolio Manager, Alliance Capital Management
                                      L.P., 1345 Avenue of the Americas, New York, NY 10105

Michael C. Petro                      Prior to October 2002, Senior Research Associate, RBC
Vice President                        Dain Rauscher, 60 S. 6th St., Minneapolis, MN 55402


Lauritz Ringdal                       Prior to August 2002, Research Analyst, Standard Bank
Vice President                        London, Cannon Bridge House, 25 Dowgate Hill, London,
                                      England

Richard S. Robie III                  Prior to November 2001, Senior Vice President, Old
Managing Director                     Mutual (US) Asset Managers, One International Place,
                                      Boston, MA 02110


David H. Schiff                       Prior to July 2002, Principal, State Street Global
Senior Vice President                 Advisors, Two International Place, Boston, MA 02110

Justin M. Scott                       Director, DSI Proprieties (Neja) Ltd., Epping Rd.,
Managing Director                     Reydon, Essex CM19 5RD


Anton D. Simon                        Prior to June 2002, Chief Investment Officer, New Flag
Senior Vice President                 Asset Management Limited, 8-10 Haymarket, London, England

Julian Wellesley                      Prior to November 2002, Senior Vice President, Schroder
Senior Vice President                 Investment Management Inc., 875 Third Avenue, New York,
                                      NY 10020


Eric Wetlaufer                        President and Member of Board of Directors, The Boston
Managing Director                     Security Analysts Society, Inc., 100 Boylston St.,
                                      Suite 1050, Boston, MA 02110

Fifield W. Whitman                    Prior to August 2002, Vice President and Portfolio
Vice President                        Manager, Credit Suisse Asset Management, 3 Exchange
                                      Square, 44th Floor, Hong Kong

James Yu                              Prior to October 2002, Vice President and Portfolio
Vice President                        Manager, John Hancock Funds, 101 Huntington Ave.,
                                      Boston, MA 02199


Item 27.  Principal Underwriter

(a) Putnam Retail Management Limited Partnership is the principal underwriter for each of the following investment companies, including the Registrant:

Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asset Allocation Funds, Putnam California Tax Exempt Income Fund, Putnam Capital Appreciation Fund, Putnam Classic Equity Fund, Putnam Convertible Income-Growth Trust, Putnam Discovery Growth Fund (formerly Putnam Voyager Fund II), Putnam Diversified Income Trust, Putnam Equity Income Fund, Putnam Europe Equity Fund (formerly Putnam Europe Growth Fund), Putnam Florida Tax Exempt Income Fund, Putnam Funds Trust, The George Putnam Fund of Boston, Putnam Global Equity Fund, Putnam Global Income Trust, Putnam Global Natural Resources Fund, The Putnam Fund for Growth and Income, Putnam Health Sciences Trust, Putnam High Yield Trust, Putnam High Yield Advantage Fund, Putnam Income Fund, Putnam Intermediate U.S. Government Income Fund, Putnam International Equity Fund (formerly Putnam International Growth Fund), Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Municipal Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New Opportunities Fund, Putnam New York Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund, Putnam OTC & Emerging Growth Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam Tax Smart Funds Trust, Putnam U.S. Government Income Trust, Putnam Utilities Growth and Income Fund, Putnam Variable Trust, Putnam Vista Fund, Putnam Voyager Fund.

(b) The directors and officers of the Registrant's principal underwriter are listed below. None of the officers are officers of the Registrant except:

Name                          Position and Offices with Registrant

Richard Monaghan              Vice President
Gordon Silver                 Vice President

The principal business address of each person is One Post Office Square, Boston, MA 02109:

Name                                 Position and Office with the Underwriter
-----------------------------------------------------------------------------

Aaron III, Jefferson F.              Senior Vice President
Ahearn, Paul D.                      Assistant Vice President
Ahonen, Jennifer D.                  Vice President
Alpaugh, Christopher S.              Senior Vice President
Amisano, Paulette C.                 Vice President
Arends, Michael K.                   Senior Vice President
Asher, Steven E.                     Senior Vice President
Avery, Scott A.                      Senior Vice President
Ayala-Macey, Ann C.                  Assistant Vice President
Aymond, Christian E.                 Senior Vice President
Babcock III, Warren W.               Senior Vice President
Baker, Christopher H.                Vice President
Baker, Erin L.                       Assistant Vice President
Barker, Andrew R.                    Senior Vice President
Barnett, William E.                  Vice President
Barrett, Thomas                      Senior Vice President
Bartony, Paul A.                     Assistant Vice President
Beatty, Elizabeth A.                 Vice President
Beatty, Steven M.                    Senior Vice President
Bergeron, Christopher E.             Vice President
Beringer, Thomas C.                  Senior Vice President
Blackall, William B.                 Vice President
Borden, Richard S.                   Vice President
Bosinger, Paul C.                    Vice President
Bouchard, Keith R.                   Senior Vice President
Bradford Jr., Linwood E.             Managing Director
Brady, Jeremy V.                     Assistant Vice President
Brandt, Sarah J.                     Assistant Vice President
Brennan, Sean M.                     Assistant Vice President
Bromberger, Steven L.                Assistant Vice President
Buckner, Gail D.                     Senior Vice President
Bumpus, James F.                     Managing Director
Bunker, Christopher M.               Senior Vice President
Burns, Robert J.                     Assistant Vice President
Bush, Jessica Scoon                  Assistant Vice President
Cabana, Susan D.                     Senior Vice President
Call, Timothy W.                     Senior Vice President
Callinan, Richard E.                 Vice President
Campbell, Christopher F.             Assistant Vice President
Caramazza, Pierre C.                 Vice President
Card, Victoria R.                    Assistant Vice President
Carey, Christopher P.                Vice President
Carlson, Erik C.                     Assistant Vice President
Caruso, Robert M.                    Vice President
Casey, David M.                      Senior Vice President
Cass, William D.                     Senior Vice President
Caswell, Kendra L.                   Assistant Vice President
Ceruolo, Christopher                 Vice President
Chang, America J.                    Assistant Vice President
Chapman, Frederick                   Vice President
Church, Brian T.                     Vice President
Clark, James F.                      Assistant Vice President
Colman, Donald M.                    Vice President
Condon, Meagan L.                    Vice President
Condron, Brett P.                    Vice President
Coneeny, Mark L.                     Managing Director
Connelly, Donald A.                  Senior Vice President
Connolly, William T.                 Managing Director
Cooley, Jonathan A.                  Vice President
Corbett, Dennis T.                   Senior Vice President
Corvinus, F. Nicholas                Managing Director
Corwin, Kathleen K.                  Vice President
Cosentino, Joseph D.                 Assistant Vice President
Coveney, Anne M.                     Senior Vice President
Covington, Ryan R.                   Vice President
Crean, Jeremy P.                     Assistant Vice President
Cristo, Chad H.                      Senior Vice President
Croft, Ariane D.                     Assistant Vice President
Crotty, Kenneth Brian                Assistant Vice President
Curry, John D.                       Senior Vice President
Dabney, Richard W.                   Senior Vice President
Dahill, Jessica E.                   Vice President
Damon, James G.                      Vice President
Davidian, Raymond A.                 Vice President
Days, Nancy M.                       Assistant Vice President
DeAngelis, Adam                      Vice President
DeFao, Michael E.                    Vice President
DeGregorio Jr., Richard A.           Assistant Vice President
DeNitto, James P.                    Vice President
Demmler, Joseph L.                   Managing Director
Dempsey, Thomas F.                   Vice President
Dence, Mark A.                       Vice President
Derbyshire, Ralph C.                 Managing Director
Dewey Jr., Paul S.                   Senior Vice President
DiBuono, Jeffrey P.                  Assistant Vice President
DiGiacomo, Jill M.                   Assistant Vice President
Donadio, Joyce M.                    Vice President
Doyle, Michelle Anne                 Assistant Vice President
Economou, Stefan G.                  Assistant Vice President
Eidelberg, Kathleen E.               Assistant Vice President
Elder, Michael D.                    Managing Director
Emhof, Joseph R.                     Senior Vice President
Esteves, Irene M.                    Sr Managing Director
Ethington, Robert H.                 Assistant Vice President
Fanning, Virginia A.                 Senior Vice President
Fardy, Michael S.                    Vice President
Favaloro, Beth A.                    Senior Vice President
Felan III, Catarino                  Vice President
Feldman, Susan H.                    Senior Vice President
Fiedler, Stephen J.                  Vice President
Fishman, Mitchell B.                 Managing Director
Fleming, Robert A.                   Assistant Vice President
Flynn, Kevin M.                      Vice President
Foley, Timothy P.                    Senior Vice President
Forrester, Gordon M.                 Managing Director
Foster, Laura G.                     Vice President
Fronc, Richard Joseph                Assistant Vice President
Gaudette, Marjorie B.                Vice President
Gelinas, Christopher S.              Assistant Vice President
Giessler, Todd C.                    Vice President
Gipson, Zachary A.                   Vice President
Graham, Trevor C.                    Assistant Vice President
Grant, Lisa M.                       Vice President
Grant, Mitchell T.                   Managing Director
Greenwood, Julie M.                  Assistant Vice President
Greenwood, Todd M.                   Assistant Vice President
Gundersen, Jan S.                    Vice President
Hachey, Andrew J.                    Senior Vice President
Hagan IV, J. Addison                 Vice President
Haines, James B.                     Vice President
Halloran, James E.                   Senior Vice President
Halloran, Thomas W.                  Managing Director
Hartigan, Craig W.                   Senior Vice President
Hartigan, Maureen A.                 Vice President
Hassinger, Aaron D.                  Assistant Vice President
Herman, C. Christopher               Senior Vice President
Herold, Karen                        Assistant Vice President
Hess Jr., William C.                 Vice President
Hill, Kelli K.                       Senior Vice President
Holland, Jeffrey K.                  Vice President
Holmes, Maureen A.                   Senior Vice President
Holt, Michael A.                     Assistant Vice President
Hooley Jr., Daniel F.                Vice President
Howe, Denise M.                      Assistant Vice President
Howley, Sean J.                      Senior Vice President
Hoyt, Paula J.                       Vice President
Hughes, Carolyn                      Senior Vice President
Hyland, John P.                      Vice President
Iglesias, Louis X.                   Senior Vice President
Iris, Stefan K.                      Assistant Vice President
Jean, Ellen F.                       Assistant Vice President
Jeans, Kathleen A.                   Assistant Vice President
Jones, Thomas A.                     Senior Vice President
Jordan, Stephen R.                   Assistant Vice President
Kapinos, Peter J.                    Senior Vice President
Kay, Karen R.                        Senior Vice President
Kelley, Brian J.                     Senior Vice President
Kelly, A. Siobhan                    Senior Vice President
Kelly, David                         Managing Director
Kennedy, Daniel J.                   Senior Vice President
Kerivan, John R.                     Senior Vice President
Kersten, Charles N.                  Vice President
King, Brian Francis                  Vice President
Kinsman, Anne M.                     Senior Vice President
Kircher, Richard T.                  Assistant Vice President
Kirk Kahn, Deborah H.                Senior Vice President
Kline, Bonnie S.                     Assistant Vice President
Knutzen, Erik L.                     Managing Director
Kokos, Casey T.                      Assistant Vice President
Komodromos, Costas G.                Senior Vice President
Kotsiras, Steven                     Vice President
Kringdon, Joseph D.                  Managing Director
LaGreca, Jennifer J.                 Assistant Vice President
Lacascia, Charles M.                 Senior Vice President
Lacour, Jayme J.                     Assistant Vice President
Landers, Michael J.                  Vice President
Larson, John R.                      Vice President
Lathrop, James D.                    Senior Vice President
Lawson, Louise A.                    Vice President
Legge, Deirdre M.                    Vice President
Levy, Eric S.                        Managing Director
Levy, Norman S.                      Senior Vice President
Lewandowski Jr., Edward V.           Senior Vice President
Lighty, Brian C.                     Assistant Vice President
Link, Christopher H.                 Vice President
Lohmeier, Andrew                     Vice President
Loomis, Marcy R.                     Assistant Vice President
Lukens, James W.                     Senior Vice President
Mackey, Paul Stuart                  Assistant Vice President
Maglio, Nancy T.                     Assistant Vice President
Mahoney, Julie M.                    Vice President
Malonson, Michelle T.                Assistant Vice President
Mansfield, Scott D.                  Vice President
Martin, David M.                     Vice President
Martin, Kevin J.                     Assistant Vice President
Massey, Shannon M.                   Assistant Vice President
McCafferty, Karen A.                 Senior Vice President
McCarthy, Anne B.                    Assistant Vice President
McCarthy, Conor W.                   Senior Vice President
McCollough, Martha J.                Assistant Vice President
McConville, Paul D.                  Senior Vice President
McCullough, Ronald L.                Senior Vice President
McCutcheon, Bruce A.                 Senior Vice President
McDermott, Robert J.                 Vice President
McDonough, Timothy M.                Assistant Vice President
McInis, Brian S.                     Vice President
McKenna, Mark J.                     Managing Director
Mehta, Ashok                         Senior Vice President
Metelmann, Claye A.                  Senior Vice President
Michejda, Marek A.                   Senior Vice President
Mikami, Darryl K.                    Managing Director
Miller, Bart D.                      Senior Vice President
Mills, Ronald K.                     Vice President
Minsk, Judith                        Vice President
Mintzer, Matthew P.                  Senior Vice President
Moffitt, Kevin L.                    Vice President
Molesky, Kevin P.                    Vice President
Monaghan, Richard A.                 Director
Monahan, Kimberly A.                 Vice President
Moody, Paul R.                       Senior Vice President
Moret, Mitchell L.                   Senior Vice President
Nadherny, Robert Charles             Managing Director
Nakamura, Denise-Marie               Senior Vice President
Nardone, Laura E.                    Assistant Vice President
Nelson, Brian W.                     Vice President
Nickodemus, John P.                  Managing Director
Nickolini, Michael A.                Assistant Vice President
Nickse, Gail A.                      Assistant Vice President
Nicolazzo, Jon C.                    Senior Vice President
Nielson, James D.                    Assistant Vice President
Noble, John D.                       Senior Vice President
Nowak, Kristin M.                    Assistant Vice President
O'Callaghan, John                    Senior Vice President
O'Connell Jr., Paul P.               Vice President
O'Connor, Brian P.                   Senior Vice President
O'Connor, Matthew P.                 Senior Vice President
O'Sullivan, Shawn M.                 Vice President
Olsen, Stephen                       Assistant Vice President
Olson, Christopher W.                Vice President
Otsuka, Fumihiko                     Senior Vice President
Palmer, Patrick J.                   Senior Vice President
Patton, Robert J.                    Senior Vice President
Perkins, Erin M.                     Vice President
Phoenix, Joseph T.                   Managing Director
Piersol, Willow B.                   Vice President
Platt, Thomas R.                     Senior Vice President
Prina, Paul                          Senior Vice President
Pulkrabek, Scott M.                  Senior Vice President
Puzzangara, John C.                  Vice President
Quinn, Brian J.                      Vice President
Reed, Frank C.                       Vice President
Regner, Thomas M.                    Managing Director
Reid, Sandra L.                      Vice President
Reilly, Michael A.                   Vice President
Rickenbach, Christian R.             Assistant Vice President
Rider, Wendy A.                      Senior Vice President
Riley, Megan G.                      Assistant Vice President
Ritter, Jesse D.                     Assistant Vice President
Rodammer, Kris                       Senior Vice President
Rosalanko, Thomas J.                 Managing Director
Rose, Laura                          Assistant Vice President
Rosmarin, Adam L.                    Vice President
Rountree, G. Manning                 Senior Vice President
Rowe, Robert B.                      Senior Vice President
Ruys de Perez, Charles A.            Managing Director
Ryan, Deborah A.                     Vice President
Ryan, William M.                     Senior Vice President
Salsman, Elizabeth P.                Assistant Vice President
Saunders, Catherine A.               Managing Director
Saur, Karl W.                        Vice President
Sawyer, Matthew A.                   Senior Vice President
Schaub, Gerald D.                    Vice President
Schultz, Susan L.                    Assistant Vice President
Schwartz, Brian M.                   Assistant Vice President
Segers, Elizabeth R.                 Managing Director
Seward, Lindsay H.                   Assistant Vice President
Shanahan, Christopher W.             Vice President
Short Jr., Harold P.                 Senior Vice President
Short, Jonathan D.                   Senior Vice President
Siebold, Mark J.                     Vice President
Siemon Jr., Frank E.                 Vice President
Silva, J. Paul                       Senior Vice President
Silver, Gordon H.                    Sr Managing Director
Sliney, Michael J.                   Vice President
Sorenson, Carolyn L.                 Assistant Vice President
Spiegel, Steven                      Sr Managing Director
Spigelmeyer III, Carl M.             Vice President
Spooner, Andrew C.                   Assistant Vice President
Squires, Melissa H.                  Vice President
Stairs, Ben                          Senior Vice President
Stark, Kerri A.                      Vice President
Stickney, Paul R.                    Senior Vice President
Storkerson, John K.                  Senior Vice President
Stuart, James F.                     Vice President
Sullivan, Brian L.                   Senior Vice President
Sullivan, Elaine M.                  Senior Vice President
Sweeney, Brian S.                    Vice President
Sweeney, Janet C.                    Senior Vice President
Taber, Rene B.                       Vice President
Tanner, B. Iris                      Vice President
Tassinari, Michael J.                Assistant Vice President
Tavares, April M.                    Vice President
Telling, John R.                     Senior Vice President
Terry, Kimberley A.                  Assistant Vice President
Tierney, Tracy L.                    Assistant Vice President
Totovian, James H.                   Assistant Vice President
Tyrie, David C.                      Managing Director
Urban, Elke R.                       Assistant Vice President
Valentin, Carmen                     Assistant Vice President
Vaughan, Lindsey G.                  Senior Vice President
Wadera-Sandhu, Jyotsana              Assistant Vice President
Wallace, Stephen                     Vice President
Walsh, Julia A.                      Vice President
Weiss, Manuel                        Managing Director
Werths, Beth K.                      Vice President
Whitaker, J. Greg                    Senior Vice President
Whiting, Amanda M.                   Vice President
Wilde, Michael R.                    Assistant Vice President
Williams, Christopher J.             Assistant Vice President
Williams, Jason M.                   Vice President
Wolfson, Jane                        Senior Vice President
Woolverton, William H.               Managing Director
Young, Kathleen M.                   Vice President
Zechello, Steven R.                  Vice President
Zografos, Laura J.                   Senior Vice President
deMont, Lisa M.                      Senior Vice President


Item 28. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, Judith Cohen; Registrant's investment adviser, Putnam Investment Management LLC; Registrant's principal underwriter, Putnam Retail Management Limited Partnership; Registrant's custodian, Putnam Fiduciary Trust Company ("PFTC"); and Registrant's transfer and dividend disbursing agent, Putnam Investor Services, a division of PFTC. The address of the Clerk, investment adviser, principal underwriter, custodian and transfer and dividend disbursing agent is One Post Office Square, Boston, Massachusetts 02109.

Item 29. Management Services

None

Item 30. Undertakings

None


NOTICE

A copy of the Agreement and Declaration of Trust of Putnam Variable Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.


POWER OF ATTORNEY

I, the undersigned Officer of each of the funds listed on Schedule A hereto, hereby severally constitute and appoint John Hill, George Putnam III, Patricia Flaherty, John W. Gerstmayr and Bryan Chegwidden, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacities indicated below, the Registration Statements on Form N-1A or Form N-14 of each of the funds listed on Schedule A hereto and any and all amendments (including post-effective amendments) to said Registration Statements and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.


WITNESS my hand and seal on the date set forth below.

Signature                     Title                         Date

/s/Charles E. Porter
------------------------      Executive Vice President;     March 19, 2004
Charles E. Porter             Treasurer and Principal
                              Executive Officer

Schedule A

Putnam American Government Income Fund
Putnam Arizona Tax Exempt Income Fund
Putnam Asset Allocation Funds
Putnam California Tax Exempt Income Fund
Putnam Capital Appreciation Fund
Putnam Classic Equity Fund
Putnam Convertible Income-Growth Trust
Putnam Diversified Income Trust
Putnam Discovery Growth Fund
Putnam Equity Income Fund
Putnam Europe Equity Fund
Putnam Florida Tax Exempt Income Fund
Putnam Funds Trust
The George Putnam Fund of Boston
Putnam Global Equity Fund
Putnam Global Income Trust
Putnam Global Natural Resources Fund
The Putnam Fund for Growth and Income
Putnam Health Sciences Trust
Putnam High Yield Advantage Fund
Putnam High Yield Trust
Putnam Income Fund
Putnam Intermediate U.S. Government Income Fund
Putnam International Equity Fund
Putnam Investment Funds
Putnam Investors Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam Money Market Fund
Putnam Municipal Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New Opportunities Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam OTC & Emerging Growth Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Tax Exempt Money Market Fund
Putnam Tax-Free Income Trust
Putnam Tax Smart Funds Trust
Putnam U.S. Government Income Trust
Putnam Utilities Growth and Income Fund
Putnam Variable Trust
Putnam Vista Fund
Putnam Voyager Fund



SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the fund certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 29th day of April, 2004.


                                        Putnam Variable Trust


                                        By: /s/ Charles E. Porter,
                                        Executive Vice President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Variable Trust has been signed below by the following persons in the capacities and on the dates indicated:

Signature                     Title

John A. Hill                  Chairman of the Board and Trustee

George Putnam, III            President and Trustee


Charles E. Porter             Executive Vice President; Treasurer and
                              Principal Executive Officer


Steven D. Krichmar            Vice President and Principal Financial Officer

Michael T. Healy              Assistant Treasurer and
                              Principal Accounting Officer

Jameson A. Baxter             Trustee

Charles B. Curtis             Trustee

Ronald J. Jackson             Trustee

Paul L. Joskow                Trustee

Elizabeth T. Kennan           Trustee




John H. Mullin, III           Trustee

Robert E. Patterson           Trustee

A.J.C. Smith                  Trustee

W. Thomas Stephens            Trustee

W. Nicholas Thorndike         Trustee



                              By: /s/ Charles E. Porter,
                              as Attorney-in-Fact

                              April 29, 2004


EXHIBIT INDEX

Item 23 Exhibit


(h)(2)  Letter of Indemnity dated December 18, 2003 with Putnam
Investment Management.


(j) Consent of Independent Accountants


(p)(2)  Putnam Investments Code of Ethics